Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Retirement Income 2030 Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.7%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 434,029 $ 4,609,392
Total Long-Term Investments — 99.7%
(Cost: $ 4,594,184 ) ................................ 4,609,392
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(a) (b)
.................. 39,885 $ 39,885
Total Short-Term Securities — 0 .9%
(Cost: $ 39,885 ) ................................. 39,885
Total Investments — 100 .6%
(Cost: $ 4,634,069 )
(c)
.............................. 4,649,277
Liabilities in Excess of Other Assets — (0.6) % ............ (27,846)
Net Assets — 100.0% .............................. $ 4,621,431
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 102,752 $ — $ (62,867)
(a)
$ — $ — $ 39,885 39,885 $ 2,067 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,429,011 — (49,999) (2,215) 232,595 4,609,392 434,029 200,669 —
$ (2,215) $ 232,595 $ 4,649,277 $ 202,736 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,609,392 $ — $ — $ 4,609,392
Short-Term Securities
Money Market Funds ...................................... 39,885 — — 39,885
$ 4,649,277 $ — $ — $ 4,649,277

Additional Financial Information
Schedule of Investments (Unaudited)
September 30, 2025
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Consolidated Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 04/15/38
(a)(b)
........... USD 6,000 $ 6,005,946
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.39%, 07/20/38
(a)(b)
........... 10,000 10,030,060
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.68%, 04/15/34
(a)(b)
........... 15,000 15,020,492
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.79%, 02/15/37
(a)(c)
................. EUR 490 582,258
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.06%, 10/21/36
(a)(b)
........... USD 7,000 7,012,308
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 6.22%, 07/17/37
(a)(b)
.......... 1,000 1,002,822
AMSR Trust, Series 2021-SFR3, Class F, 3.23%,
10/17/38
(b)
....................... 11,000 10,728,618
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.73%, 07/22/37
(a)(b)
. 700 705,098
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a)(b)
. 7,000 7,034,986
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.73%, 04/15/34
(a)(b)
. 1,000 1,001,695
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.64%, 10/15/38
(a)(b)
. 3,000 3,014,218
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.68%, 04/20/35
(a)(b)
. 5,000 5,007,257
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 0.00%, 10/20/38
(a)(b)
. 10,000 9,988,118
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.74%, 07/15/37
(a)(b)
. 8,000 8,024,818
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.47%, 10/20/38
(a)(b)
........... 2,000 2,005,040
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.67%, 07/15/37
(a)(b)
........... 10,000 10,030,811
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
C, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.58%, 04/21/35
(a)(b)
........... 1,000 1,001,544
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.38%,
10/25/38 ...................... 2,000 2,004,585
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.73%,
10/25/38 ...................... 1,809 1,815,408
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.28%, 07/25/39
(a)(c)
................. EUR 530 627,882
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.54%, 12/17/29
(a)(b)
................. USD 10,060 10,066,220
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.82%, 07/27/37
(a)(b)
...... 3,000 3,016,496
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.21%, 07/15/38
(a)(b)
........... USD 2,000 $ 2,003,819
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.67%, 01/15/38
(a)(b)
...... 4,000 4,018,009
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.75%, 07/18/37
(a)(b)
.......... 4,000 4,018,174
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a)(c)
................. EUR 770 903,820
Atlas Senior Loan Fund XI Ltd., Series 2018-11A,
Class A1L, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.68%, 07/26/31
(a)(b)
...... USD 289 289,390
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.76%, 10/24/31
(a)(b)
. 328 328,409
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.28%, 10/15/38
(a)(c)
................. EUR 350 415,694
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a)(c)
................. 530 620,756
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a)(c)
................. 570 672,988
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
4.93%, 01/15/35
(a)(c)
................. 460 542,855
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.18%,
04/18/35 ...................... USD 5,000 4,999,400
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.53%,
04/18/35 ...................... 7,000 7,009,804
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.71%, 07/20/37 ................. 5,000 5,013,015
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.03%, 07/20/37 ................. 1,000 1,003,500
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 04/15/37 ................. 5,000 5,027,455
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.67%,
04/15/37 ...................... 1,000 1,006,975
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1R3, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
0.00%, 10/25/38 ................. 4,500 4,500,000
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.60%, 02/20/36 ................. 4,021 4,029,080
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.54%,
10/20/31 ...................... 4,500 4,508,833
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.63%, 01/25/35
(a)(b)
.......... 2,000 2,003,012

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.58%, 04/15/34
(a)(b)
........... USD 3,000 $ 3,004,362
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.25%, 01/25/35 ................. 225 234,635
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.61%, 09/25/36 ................. 264 258,733
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 03/25/37 ................. 1,578 1,487,763
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 03/25/37 ................. 1,379 1,315,536
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.55%,
04/25/37 ...................... 3,283 3,159,996
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.10%,
04/25/34
(a)
....................... 960 961,553
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 0.00%, 10/20/38
(a)(b)
5,000 5,000,000
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.51%, 04/20/38
(a)(b)
. 3,000 3,004,534
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
07/15/37
(a)(b)
...................... 2,200 2,206,562
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.50%, 01/25/38
(a)(b)
20,250 20,260,856
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.63%, 01/25/38
(a)(b)
3,000 3,011,313
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a)(b)
...... 10,000 10,026,105
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.59%,
01/19/38 ...................... 2,500 2,505,625
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/19/38 ...................... 7,500 7,512,228
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.13%,
01/19/38 ...................... 4,000 4,007,851
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.73%,
10/22/37 ...................... 17,000 17,061,098
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
10/22/37 ...................... 2,000 2,004,740
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.82%,
07/20/34 ...................... 11,000 11,017,897
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.34%,
07/20/34 ...................... 5,000 5,011,849
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.93%, 04/20/37
(a)(b)
........... USD 1,000 $ 1,003,866
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.55%, 04/20/38
(a)(b)
........... 3,000 3,003,716
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.53%, 07/20/38
(a)(b)
........... 10,000 10,038,780
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.78%, 05/15/37
(a)(b)
...... 3,000 3,009,994
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.93%, 07/18/34 ................. 9,000 9,011,789
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.18%, 07/18/34 ................. 2,500 2,501,393
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.48%,
07/15/31 ...................... 1,500 1,502,903
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.58%,
07/15/30 ...................... 5,000 5,009,710
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.52%,
04/15/35 ...................... 2,000 2,002,829
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.73%, 10/21/37 ................. 10,000 10,043,000
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.68%,
10/15/37 ...................... 5,500 5,515,922
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
6.38%, 04/20/37 ................. 3,000 3,016,471
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.61%,
01/15/38 ...................... 5,000 5,016,424
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.73%, 07/25/37 ................. 5,500 5,519,872
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.52%, 04/25/36
(a)
.. 2,876 2,640,326
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.34%, 07/20/34
(a)(b)
........... 6,500 6,512,611
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.78%, 10/15/34
(a)(b)
........... 2,000 2,003,024
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.68%, 07/17/31
(a)(b)
...... 871 872,354
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 6.38%, 04/21/37
(a)(b)
.......... 2,000 2,007,060
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.54%, 01/17/38
(a)(b)
...... 2,700 2,705,103
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.24%, 10/20/34
(a)(b)
...... 2,000 2,004,220

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.42%, 07/25/37
(a)(b)
........... USD 9,500 $ 9,546,877
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 07/23/37
(a)(b)
...... 9,000 9,028,967
CIFC Funding 2023-I Ltd., Series 2023-1A, Class
A, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 10/15/36
(a)(b)
........... 2,500 2,503,963
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.68%, 10/24/37 ................. 5,000 5,014,815
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
5.31%, 01/17/35 ................. 6,000 6,006,000
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
01/18/38 ...................... 1,000 1,004,140
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
01/17/38 ...................... 2,000 2,003,064
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.36%, 10/15/38 ................. 16,500 16,555,770
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.74%,
10/15/38 ...................... 2,200 2,207,458
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
07/16/37 ...................... 10,000 10,021,700
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.62%,
01/15/40 ...................... 2,500 2,509,378
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
01/15/40 ...................... 2,000 2,003,726
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 6.03%,
04/15/34 ...................... 1,850 1,853,164
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.72%,
10/15/34 ...................... 600 600,932
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 0.00%,
10/15/38 ...................... 2,500 2,500,000
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.85%,
04/22/37 ...................... 3,000 3,015,202
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.18%,
07/21/37 ...................... 5,000 5,020,450
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.74%, 08/25/36
(a)
.. 2,920 2,654,915
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.86%, 04/20/37 ................. 5,300 5,321,311
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.28%, 04/20/37 ................. 1,500 1,505,505
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.78%, 04/20/37 ................. 2,500 2,517,724
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. USD 64 $ 70,708
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 776 788,916
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a)(c)
................. EUR 770 910,037
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.23%, 11/20/38
(a)(c)
................. 680 807,080
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.61%,
07/25/37
(a)(b)
...................... USD 1,062 704,761
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.74%, 11/15/33
(a)(c)
................. EUR 166 194,922
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.60%,
04/20/38 ...................... USD 4,000 4,013,193
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.19%,
04/20/38 ...................... 5,000 5,029,400
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.93%, 04/15/37
(a)(b)
...... 5,000 5,016,910
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.73%, 10/20/37
(a)(b)
...... 4,810 4,827,335
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.50%, 04/20/38
(a)(b)
...... 3,000 3,003,852
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.64%, 07/18/30
(a)(b)
...... 2,000 2,004,304
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR2, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.83%, 07/15/37
(a)(b)
.......... 2,500 2,513,369
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.63%, 10/25/30
(a)(b)
........... 3,000 3,006,324
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 01/17/38
(a)(b)
........... 1,000 1,000,777
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.85%, 04/20/37
(a)(b)
...... 2,500 2,512,587
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 10/20/37
(a)(b)
.......... 2,000 2,008,780
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.13%, 04/20/38
(a)(b)
........... 1,500 1,502,929
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.92%, 04/25/37
(a)(b)
........... 2,500 2,509,875
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.51%, 10/25/36 ................. 2,812 1,810,738
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.59%, 10/25/36 ................. 1,649 1,083,349
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.42%, 12/25/36 ................. 1,821 1,578,059

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.83%, 01/25/36 ................. USD 3,290 $ 3,237,716
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ...................... 6,000 5,939,875
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ...................... 6,382 6,249,476
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.75%, 07/15/36
(a)(b)
........... 2,000 2,001,900
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,812,291
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.52%, 08/19/42
(a)(b)
........... 10,740 10,748,119
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.77%, 04/15/37
(a)(b)
........... 750 755,317
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.18%, 07/20/37
(a)(b)
........... 4,000 4,020,080
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 10/22/37
(a)(b)
........... 10,000 10,035,945
Generate CLO 19 Ltd., Series 2025-19A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.57%, 04/22/36
(a)(b)
........... 4,000 4,014,184
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.73%, 10/22/37
(a)(b)
........... 7,965 7,994,439
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.08%, 07/20/37
(a)(b)
........... 2,750 2,760,643
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.33%, 07/22/37
(a)(b)
........... 1,500 1,506,210
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.95%, 04/22/37
(a)(b)
........... 3,000 3,010,100
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.68%, 01/20/38
(a)(b)
........... 3,000 3,008,801
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.93%,
04/20/34
(a)(b)
...................... 9,500 9,493,676
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.65%,
07/20/38
(a)(b)
...................... 2,500 2,509,363
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.67%,
10/20/37
(a)(b)
...................... 12,000 12,030,410
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 6.33%, 04/20/37
(a)(b)
2,000 2,010,080
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.51%,
10/25/37
(a)(b)
...................... 2,350 2,357,281
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.68%, 10/25/37
(a)(b)
2,000 2,005,819
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.72%, 07/25/37
(a)(b)
USD 2,000 $ 2,006,285
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.99%, 10/25/37
(a)(b)
3,000 3,009,901
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.64%, 07/20/38
(a)(b)
5,000 5,007,760
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 5.89%, 12/15/34 .......... GBP 100 123,058
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 6.17%,
03/15/36
(c)
..................... 100 124,981
Greenpoint Manufactured Housing, Series 2000-
1, Class A4, 8.10%, 03/20/30
(a)
.......... USD 3,376 1,886,187
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 0.00%, 10/15/42
(a)(b)
. 7,000 6,982,500
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.97%,
12/25/35
(a)
..................... 1,025 457,016
Series 2006-4, Class 1A1, 4.18%, 03/25/36
(a)
2,323 1,610,062
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.63%,
03/25/36
(a)
..................... 3,224 910,009
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,145 700,683
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.55%,
11/25/36 ...................... 5,894 2,719,558
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.75%,
08/25/36 ...................... 1,210 1,037,384
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.68%, 07/28/31
(a)(b)
........... 1,000 1,002,143
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.74%, 04/20/34
(a)(b)
........... 1,750 1,752,659
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.37%, 01/30/35
(a)(b)
........... 3,500 3,513,336
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.68%, 01/20/38
(a)(b)
.......... 4,000 4,012,367
Hambridge Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
0.00%, 10/20/38
(a)(c)
................. EUR 710 833,576
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a)(c)
...................... 1,120 1,323,190
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 01/15/38
(a)(c)
................. 680 809,624
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 07/18/38
(a)(b)
........... USD 2,000 2,009,968
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.13%,
04/20/35 ...................... 3,125 3,126,187

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.48%,
04/20/35 ...................... USD 5,000 $ 5,007,061
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.47%,
07/25/36
(a)
....................... 2,975 2,691,157
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.24%, 07/20/30
(a)(b)
................. 68 67,848
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.57%, 12/25/37
(a)
............ 4,421 4,412,067
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.79%,
08/25/45 ...................... 1,278 1,260,914
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.57%,
05/25/36 ...................... 19,570 10,261,065
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.57%,
07/25/36 ...................... 5,505 2,158,094
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.58%,
08/25/36 ...................... 5,776 2,993,160
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.87%, 01/25/36 ................. 1,157 1,044,160
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 6.27%, 04/25/37
(a)(b)
. 1,700 1,706,681
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.51%, 03/25/38
(a)(b)
. 2,000 2,002,891
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
10/15/32 ...................... 6,000 6,003,840
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.52%, 10/15/32 ................. 4,750 4,759,030
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.70%, 07/17/34
(a)(b)
. 1,895 1,897,743
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.66%, 08/15/37
(a)(b)
...... 5,000 5,024,393
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.79%, 06/25/36
(a)(b)
1,636 1,531,242
MF1 LLC, Series 2025-FL20, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.59%, 02/18/43
(a)(b)
................. 6,536 6,541,487
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.90%, 04/15/37
(a)(b)
...... 10,000 10,038,278
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 569 117,032
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.93%,
07/20/39
(a)(b)
...................... 1,700 1,707,650
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.61%,
10/20/38 ...................... USD 6,500 $ 6,524,375
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.98%,
10/20/38 ...................... 1,000 1,003,200
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... 5,006 4,720,512
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.71%,
10/20/34 ...................... 4,418 4,418,000
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.54%,
10/20/34 ...................... 2,500 2,500,000
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.71%, 01/20/38 ................. 6,000 6,018,534
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.87%, 01/15/38 ................. 3,500 3,509,030
Series 2023-2A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
07/20/38 ...................... 5,000 5,020,130
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.28%,
04/20/37 ...................... 3,000 3,011,069
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.98%,
10/22/37 ...................... 4,000 4,007,479
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
209 209,988
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,371 1,022,745
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 257 93,311
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.21%, 01/26/38 ................. 3,700 3,710,269
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.61%, 07/26/38 ................. 5,000 5,017,160
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.70%, 07/20/37 ................. 5,000 5,015,901
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.44%, 04/10/33 ................. 2,500 2,504,728
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.33%, 07/20/37 ................. 1,000 1,004,353
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.70%, 07/20/37 ................. 15,000 15,047,736
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
5.51%, 04/20/38 ................. 3,000 3,004,502
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.28%, 04/18/37 ................. 8,000 8,034,721
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.28%, 10/20/37 ................. 4,500 4,516,636

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-25A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.75%, 07/20/37 ................. USD 5,000 $ 5,015,862
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
04/16/38 ...................... 2,500 2,509,774
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 6.38%, 07/15/30
(a)(b)
2,250 2,254,187
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.78%, 04/20/37
(a)(b)
...... 1,000 1,006,455
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.08%, 01/21/38
(a)(b)
...... 1,500 1,502,346
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a)(b)
...... 2,000 2,008,026
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.98%, 10/20/37
(a)(b)
. 5,000 5,015,850
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.13%, 04/20/37
(a)(b)
. 1,750 1,754,637
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR2, (3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.72%, 04/23/37
(a)(b)
...... 2,000 2,011,900
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.98%, 07/21/37
(a)(b)
...... 3,000 3,008,760
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.22%, 04/23/37 ................. 1,000 1,005,450
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.43%, 07/20/37 ................. 3,265 3,281,249
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.91%, 08/14/38 ................. 1,500 1,504,918
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.86%,
11/15/36 ...................... 2,000 2,014,375
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.20%,
10/15/38 ...................... 5,000 5,014,107
Series 2021-4A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
07/15/38 ...................... 7,250 7,282,409
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
07/15/38 ...................... 4,850 4,863,170
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
07/20/37 ...................... 7,500 7,523,352
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
01/15/38 ...................... 1,000 1,001,463
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a)(b)
........... 2,000 2,007,025
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.28%, 10/25/34
(a)(b)
........... 1,600 1,603,600
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.01%, 10/27/38
(a)(b)
........... USD 3,000 $ 3,011,490
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 5,041 4,876,098
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,807,650
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 501,544
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.16%, 01/20/37
(a)(b)
........... 1,730 1,734,325
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.67%, 04/17/36
(a)(b)
........... 1,000 1,001,793
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.33%, 04/23/34
(a)(b)
........... 3,750 3,748,154
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.58%, 01/15/35
(a)(b)
........... 3,500 3,505,170
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.70%, 07/20/40
(a)(b)
........... 2,000 2,009,390
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/25/38
(a)(b)
........... 4,100 4,116,557
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.86%, 10/20/38
(a)(b)(e)
......... 1,250 1,250,000
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.31%, 06/20/34
(a)(b)
.......... 750 751,136
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/17/37
(a)(b)
........... 12,500 12,540,000
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.18%, 04/20/35
(a)(b)
........... 1,320 1,323,973
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.50%, 01/15/38
(a)(b)
........... 1,250 1,250,625
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.64%, 01/20/35
(a)(b)
...... 3,000 3,004,508
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a)(b)
...... 3,000 3,012,010
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.87%, 04/25/37
(a)(b)
...... 2,500 2,509,777
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.39%, 01/18/34
(a)(b)
........... 1,000 1,001,429
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.24%, 04/20/34 ................. 3,500 3,502,205
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.39%,
10/20/30 ...................... 2,300 2,304,322
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.19%,
05/20/31 ...................... 1,000 1,000,660
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.75%,
10/20/31 ...................... 1,422 1,423,516

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.39%,
10/20/31 ...................... USD 1,125 $ 1,126,373
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.79%,
10/20/31 ...................... 700 701,640
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/37
(a)(c)
.......... EUR 970 1,145,458
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.70%, 04/15/36
(a)(b)
................. USD 1,500 1,502,734
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.87%, 04/15/37
(a)(b)
........... 7,500 7,528,299
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.27%, 07/15/39
(a)(b)
................. 2,000 2,007,140
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.95%, 04/25/37
(a)(b)
........... 1,000 1,003,570
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.60%, 07/22/38
(a)(b)
........... 3,000 3,015,679
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(a)(c)
........... EUR 650 771,906
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.63%, 01/22/38
(a)(b)
...... USD 3,000 3,010,764
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.31%, 10/15/38
(a)(b)
........... 5,000 5,012,500
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.95%, 04/15/37
(a)(b)
........... 5,000 5,017,235
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 10/15/37
(a)(b)
........... 5,000 5,017,829
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.48%, 04/15/38
(a)(b)
........... 3,000 3,003,000
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a)(b)
........... 5,000 5,025,459
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.08%, 01/20/38
(a)(b)
...... 3,250 3,254,968
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.88%,
07/17/38 ...................... 3,000 3,007,560
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.13%, 07/17/38 ................. 1,000 1,002,710
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.46%, 10/17/38
(a)(b)
...... 5,000 5,012,205
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a)(c)
................. EUR 590 700,570
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.83%, 07/15/34
(a)(b)
...... USD 2,250 2,253,619
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.28%, 04/25/34
(a)(b)
...... USD 3,350 $ 3,352,211
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.22%, 04/25/35
(a)(b)
...... 5,200 5,211,127
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.59%,
10/25/36 ...................... 4,562 3,098,453
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.73%, 01/25/37
(b)
................ 1,254 718,093
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.98%,
04/20/37 ...................... 9,000 9,033,750
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.93%,
04/20/37 ...................... 1,000 1,007,285
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.58%,
04/20/36 ...................... 2,000 2,005,560
Symphony CLO 30 Ltd., Series 2023-30A, Class
B1R, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 6.28%, 10/20/37
(a)(b)
.......... 1,000 1,004,040
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.27%, 07/24/38
(a)(b)
........... 1,500 1,507,770
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.72%, 10/23/34
(a)(b)
...... 2,000 2,003,085
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.64%, 07/16/38
(a)(c)
.......... EUR 500 588,590
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.70%,
01/15/34 ...................... USD 2,000 2,003,310
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.08%,
01/15/34 ...................... 2,000 2,004,740
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.48%, 01/15/34 ................. 1,650 1,652,334
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.73%, 04/15/33
(a)(b)
........... 6,500 6,513,294
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.68%, 07/15/34
(a)(b)
........... 13,450 13,469,915
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 5.50%, 04/25/38
(a)(b)
.......... 2,000 2,002,973
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,933,219
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 947,205
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.74%,
07/23/37 ...................... 7,000 7,021,615
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
07/23/37 ...................... 1,000 1,003,460

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.33%,
10/25/34 ...................... USD 1,500 $ 1,501,110
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.81%, 07/23/37
(a)(b)
........... 2,000 2,010,336
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.69%, 10/23/37
(a)(b)
........... 6,000 6,017,370
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,404 1,970,681
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.48%, 01/15/38
(a)(c)
................. EUR 1,010 1,205,431
Voya CLO Ltd., Series 2014-4A, Class BR2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.35%), 6.67%, 07/14/31
(a)(b)
........... USD 500 501,054
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.73%,
07/20/37 ...................... 13,500 13,551,711
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
07/20/37 ...................... 1,000 1,003,960
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a)(b)
...... 2,000 2,000,000
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
4.13%, 10/25/36
(a)
.................. 10,593 8,082,694
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.69%, 07/18/37
(a)(b)
5,000 5,015,434
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.45%, 04/18/38
(a)(b)
. 6,000 6,003,078
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a)(b)
. 3,000 3,008,220
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.07%, 07/24/36 ................. 10,265 10,292,509
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.32%, 07/24/36 ................. 2,000 2,002,809
Total Asset-Backed Securities — 10.6%
(Cost: $1,138,466,676) ............................ 1,131,274,759
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
Airbus SE .......................... 15,066 3,518,303
BAE Systems plc ..................... 889,940 24,772,753
Boeing Co. (The)
(f)
.................... 21,734 4,690,849
GE Aerospace ....................... 45,364 13,646,398
Hensoldt AG ........................ 11,415 1,486,719
L3Harris Technologies, Inc. .............. 14,175 4,329,187
RTX Corp. ......................... 29,694 4,968,697
Singapore Technologies Engineering Ltd. ..... 195,500 1,305,458
58,718,364
Security
Shares
Shares Value
Automobile Components — 0.1%
Aptiv plc
(f)
.......................... 41,696 $ 3,595,029
Bridgestone Corp. .................... 70,200 3,244,515
Cie Generale des Etablissements Michelin SCA 82,329 2,964,975
Lear Corp. ......................... 17,795 1,790,355
Magna International, Inc. ................ 32,756 1,552,009
13,146,883
Automobiles — 0.3%
General Motors Co. ................... 55,677 3,394,627
Honda Motor Co. Ltd. .................. 1,655,100 17,079,520
Isuzu Motors Ltd. ..................... 69,800 879,715
Kia Corp. .......................... 107,179 7,692,976
Yamaha Motor Co. Ltd. ................. 113,100 846,809
29,893,647
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA ........ 847,075 16,322,825
Banco de Sabadell SA ................. 655,888 2,560,068
Banco Santander SA .................. 367,570 3,857,397
Bank of America Corp. ................. 54,740 2,824,037
Bank of Nova Scotia (The) ............... 149,565 9,671,161
BNP Paribas SA ..................... 37,598 3,438,818
BOC Hong Kong Holdings Ltd. ............ 460,500 2,157,338
CaixaBank SA ....................... 478,838 5,057,447
Citigroup, Inc. ....................... 263,149 26,709,623
Citizens Financial Group, Inc. ............ 289,268 15,377,487
Commerzbank AG .................... 79,523 3,010,901
Credit Agricole SA .................... 128,829 2,538,714
DBS Group Holdings Ltd. ............... 206,200 8,177,440
DNB Bank ASA ...................... 108,205 2,949,235
Erste Group Bank AG .................. 16,492 1,621,206
First Citizens BancShares, Inc. , Class A ...... 5,630 10,072,971
Flagstar Financial, Inc. ................. 266,131 3,073,813
HSBC Holdings plc ................... 621,593 8,772,617
ING Groep NV ....................... 138,715 3,636,519
Intesa Sanpaolo SpA .................. 574,057 3,799,784
M&T Bank Corp. ..................... 64,922 12,829,886
NatWest Group plc .................... 926,971 6,547,524
Nordea Bank Abp .................... 119,104 1,960,902
Oversea-Chinese Banking Corp. Ltd. ....... 423,600 5,400,737
Raiffeisen Bank International AG .......... 24,366 843,867
Sberbank of Russia PJSC
(e)(f)
............. 877,548 106
UniCredit SpA ....................... 57,064 4,342,291
United Overseas Bank Ltd. .............. 158,600 4,259,275
Wells Fargo & Co. .................... 124,286 10,417,652
182,231,641
Beverages — 0.3%
Coca-Cola Co. (The) .................. 331,151 21,961,935
Diageo plc ......................... 270,499 6,472,415
Keurig Dr Pepper, Inc. ................. 100,163 2,555,158
30,989,508
Broadline Retail — 0.5%
Alibaba Group Holding Ltd. , ADR
(g)
......... 167,182 29,880,439
Amazon.com, Inc.
(f)
................... 58,848 12,921,255
Canadian Tire Corp. Ltd. , Class A .......... 6,367 757,937
eBay, Inc. .......................... 85,653 7,790,140
PDD Holdings, Inc. , ADR
(f)
............... 18,835 2,489,422
53,839,193
Building Products — 0.3%
Allegion plc ......................... 99,765 17,693,323
Belimo Holding AG (Registered) ........... 845 888,692
Carrier Global Corp. ................... 20,358 1,215,373
Cie de Saint-Gobain SA ................ 17,923 1,941,985
Fortune Brands Innovations, Inc. .......... 102,400 5,467,136

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Geberit AG (Registered) ................ 2,238 $ 1,690,141
Johnson Controls International plc ......... 11,740 1,290,813
Kingspan Group plc ................... 11,010 920,556
Nibe Industrier AB , Class B .............. 200,999 794,442
ROCKWOOL A/S , Class B
(f)
.............. 14,750 549,901
Trane Technologies plc ................. 4,341 1,831,728
34,284,090
Capital Markets — 0.6%
Carlyle Group, Inc. (The) ................ 58,756 3,684,001
Charles Schwab Corp. (The) ............. 192,283 18,357,258
Deutsche Bank AG (Registered) ........... 85,418 3,025,146
DigitalBridge Group, Inc. , Class A .......... 75,489 883,221
Intercontinental Exchange, Inc. ........... 108,518 18,283,113
Moody's Corp. ....................... 25,098 11,958,695
MSCI, Inc. ......................... 8,862 5,028,388
State Street Corp. .................... 46,804 5,429,732
66,649,554
Chemicals — 0.4%
Air Liquide SA ....................... 76,420 15,922,614
Air Products & Chemicals, Inc. ............ 11,445 3,121,281
Akzo Nobel NV ...................... 12,905 921,000
Arkema SA ......................... 15,028 952,896
Axalta Coating Systems Ltd.
(f)
............ 112,220 3,211,736
BASF SE .......................... 55,214 2,758,726
Croda International plc ................. 18,042 657,646
Evonik Industries AG .................. 39,412 685,339
International Flavors & Fragrances, Inc. ...... 5 308
LyondellBasell Industries NV , Class A ....... 69,960 3,430,838
Nutrien Ltd. ......................... 60,340 3,543,571
PPG Industries, Inc. ................... 35,575 3,739,288
Sika AG (Registered) .................. 8,380 1,881,802
40,827,045
Commercial Services & Supplies — 0.2%
Bilfinger SE
(f)
........................ 12,211 1,348,788
Brambles Ltd. ....................... 167,185 2,743,115
Element Fleet Management Corp. ......... 48,836 1,264,676
Rentokil Initial plc ..................... 1,074,843 5,444,883
Republic Services, Inc. ................. 43,798 10,050,765
Securitas AB , Class B .................. 59,185 892,101
SPIE SA ........................... 35,149 1,900,211
23,644,539
Communications Equipment — 0.2%
Cisco Systems, Inc. ................... 226,067 15,467,504
F5, Inc.
(f)
........................... 2,646 855,161
Telefonaktiebolaget LM Ericsson , Class B .... 331,798 2,749,280
19,071,945
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios
SA
(f)
............................ 22,011 1,764,360
Bouygues SA ....................... 23,167 1,044,917
Eiffage SA ......................... 17,251 2,210,162
EMCOR Group, Inc. ................... 1,803 1,171,121
Ferrovial SE ........................ 66,394 3,813,688
MasTec, Inc.
(f)
....................... 5,125 1,090,651
McDermott International Ltd.
(f)
............ 1,327 26,407
Quanta Services, Inc. .................. 5,185 2,148,768
Skanska AB , Class B .................. 36,369 943,989
Vinci SA ........................... 108,199 15,036,627
29,250,690
Security
Shares
Shares Value
Construction Materials — 0.1%
Amrize Ltd.
(f)
........................ 63,058 $ 3,083,273
Buzzi SpA .......................... 12,340 679,995
Heidelberg Materials AG ................ 7,862 1,777,172
Holcim AG ......................... 99,485 8,488,514
Wienerberger AG ..................... 13,463 435,856
14,464,810
Consumer Finance — 0.1%
Capital One Financial Corp. .............. 38,331 8,148,404
Consumer Staples Distribution & Retail — 0.6%
Coles Group Ltd. ..................... 161,207 2,481,431
Costco Wholesale Corp. ................ 9,288 8,597,252
Dollar General Corp. .................. 61,551 6,361,296
Dollar Tree, Inc.
(f)
..................... 6 566
Koninklijke Ahold Delhaize NV ............ 112,297 4,544,042
Sysco Corp. ........................ 46,370 3,818,106
Tesco plc .......................... 839,523 5,031,841
Walmart, Inc. ........................ 316,946 32,664,455
63,498,989
Containers & Packaging — 0.1%
Amcor plc .......................... 734,906 6,011,531
Avery Dennison Corp. .................. 6,124 993,129
Sealed Air Corp. ..................... 153,445 5,424,281
12,428,941
Distributors — 0.1%
Genuine Parts Co. .................... 30,294 4,198,749
LKQ Corp. ......................... 138,497 4,229,698
8,428,447
Diversified Consumer Services — 0.0%
Service Corp. International .............. 10,031 834,780
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 144,371 4,296,481
Merlin Properties Socimi SA ............. 269,996 4,088,747
8,385,228
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b)(c)
................. 107,715 3,730,969
Deutsche Telekom AG (Registered) ........ 28,164 959,533
Elisa OYJ .......................... 17,061 895,502
Infrastrutture Wireless Italiane SpA
(b)(c)
....... 215,882 2,536,924
Koninklijke KPN NV ................... 3,779,631 18,140,489
Telstra Group Ltd. .................... 478,917 1,526,847
TELUS Corp. ....................... 957,194 15,076,304
Verizon Communications, Inc. ............ 101,155 4,445,762
47,312,330
Electric Utilities — 1.4%
Acciona SA ......................... 7,507 1,508,446
American Electric Power Co., Inc. .......... 161,063 18,119,587
Chubu Electric Power Co., Inc. ............. 145,100 2,015,151
CK Infrastructure Holdings Ltd. ............ 346,500 2,273,336
Duke Energy Corp. ................... 71,099 8,798,501
Elia Group SA/NV .................... 47,724 5,513,604
Emera, Inc. ......................... 122,654 5,884,607
Endesa SA ......................... 38,806 1,239,693
Enel SpA .......................... 258,968 2,454,121
Entergy Corp. ....................... 135,448 12,622,399
Evergy, Inc. ......................... 143,788 10,930,764
Exelon Corp. ........................ 121,623 5,474,251
FirstEnergy Corp. .................... 363,574 16,658,961
Kansai Electric Power Co., Inc. (The) ....... 122,000 1,745,069
Korea Electric Power Corp.
(f)
............. 66,239 1,709,017
Kyushu Electric Power Co., Inc.
(f)
.......... 170,200 1,700,397

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. .................. 211,931 $ 15,998,671
Origin Energy Ltd. .................... 205,010 1,691,844
PG&E Corp. ........................ 643,187 9,699,260
Pinnacle West Capital Corp. ............. 43,205 3,873,760
PPL Corp. ......................... 31,003 1,152,071
Southern Co. (The) ................... 114,252 10,827,662
Xcel Energy, Inc. ..................... 123,570 9,965,921
151,857,093
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 6,034 2,258,224
Emerson Electric Co. .................. 14,663 1,923,492
GE Vernova, Inc. ..................... 5,524 3,396,707
Generac Holdings, Inc.
(f)
................ 3,664 613,354
Hubbell, Inc. ........................ 39,681 17,075,131
Legrand SA ........................ 6,647 1,104,473
Nexans SA ......................... 5,656 842,256
NKT A/S
(f)
.......................... 8,687 844,888
nVent Electric plc ..................... 4,139 408,271
nVent Electric plc ..................... 4,137 408,074
Prysmian SpA ....................... 21,663 2,155,934
Siemens Energy AG
(f)
.................. 27,194 3,197,447
Vertiv Holdings Co. , Class A ............. 12,739 1,921,805
36,150,056
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 72,173 8,931,409
Jabil, Inc. .......................... 35,992 7,816,383
Murata Manufacturing Co. Ltd. ............ 202,500 3,844,271
Omron Corp. ........................ 21,600 592,865
Ralliant Corp. ....................... 51,040 2,231,979
TE Connectivity plc ................... 2,599 570,558
Yokogawa Electric Corp. ................ 28,000 803,561
24,791,026
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 375,491 18,293,922
Schlumberger NV .................... 13,520 464,682
18,758,604
Entertainment — 0.1%
Electronic Arts, Inc. ................... 34,976 7,054,659
Walt Disney Co. (The) ................. 3,683 421,704
7,476,363
Financial Services — 0.3%
Aimbridge Topco LLC
(e)(f)
................ 19,362 1,248,849
Fidelity National Information Services, Inc. .... 133,131 8,778,658
Global Payments, Inc. ................. 24,706 2,052,574
Jack Henry & Associates, Inc. ............ 44,060 6,561,856
Mastercard, Inc. , Class A ................ 14,101 8,020,790
Visa, Inc. , Class A .................... 8 2,731
Voya Financial, Inc. ................... 65,004 4,862,299
31,527,757
Food Products — 0.2%
Associated British Foods plc ............. 40,831 1,128,215
Campbell's Co. (The) .................. 99,250 3,134,315
H-Food Holdings LLC
(f)
................. 11,259 215,936
JDE Peet's NV ...................... 20,513 752,573
Kraft Heinz Co. (The) .................. 144,407 3,760,358
Lamb Weston Holdings, Inc. ............. 54,263 3,151,595
Nestle SA (Registered) ................. 68,664 6,305,775
Orkla ASA .......................... 86,207 901,280
19,350,047
Security
Shares
Shares Value
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 6,868 $ 1,172,711
Osaka Gas Co. Ltd. ................... 115,700 3,351,096
4,523,807
Ground Transportation — 0.6%
Canadian National Railway Co. ........... 99,153 9,350,320
Canadian Pacific Kansas City Ltd. ......... 69,206 5,154,484
CSX Corp. ......................... 262,075 9,306,283
East Japan Railway Co. ................ 75,500 1,846,642
Norfolk Southern Corp. ................. 18,168 5,457,849
Union Pacific Corp. ................... 144,846 34,237,249
West Japan Railway Co. ................ 119,700 2,624,774
67,977,601
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories ................... 9,762 1,307,522
Baxter International, Inc. ................ 437,549 9,962,991
Becton Dickinson & Co. ................ 49,810 9,322,938
Boston Scientific Corp.
(f)
................ 10,796 1,054,013
Coloplast A/S , Class B ................. 15,526 1,338,188
Cooper Cos., Inc. (The)
(f)
................ 7,530 516,257
Dexcom, Inc.
(f)
....................... 8,142 547,875
Edwards Lifesciences Corp.
(f)
............. 9,549 742,626
GE HealthCare Technologies, Inc. ......... 9,470 711,197
Hologic, Inc.
(f)
....................... 7,909 533,778
Insulet Corp.
(f)
....................... 1,720 531,015
Intuitive Surgical, Inc.
(f)
................. 2,621 1,172,190
Koninklijke Philips NV .................. 97,524 2,671,579
Medtronic plc ....................... 108,703 10,352,874
ResMed, Inc. ....................... 2,540 695,274
Solventum Corp.
(f)
.................... 6,894 503,262
STERIS plc ......................... 2,538 628,003
Stryker Corp. ....................... 2,919 1,079,067
Zimmer Biomet Holdings, Inc. ............ 5,593 550,910
44,221,559
Health Care Providers & Services — 1.0%
Brookdale Senior Living, Inc.
(f)
............ 508,060 4,303,268
Cardinal Health, Inc. ................... 105,531 16,564,146
Cencora, Inc. ....................... 30,036 9,387,151
Centene Corp.
(f)
...................... 69,832 2,491,606
Cigna Group (The) .................... 5,636 1,624,577
CVS Health Corp. .................... 135,238 10,195,593
Elevance Health, Inc. .................. 23,311 7,532,250
HCA Healthcare, Inc. .................. 616 262,539
Henry Schein, Inc.
(f)
................... 11,693 776,065
Humana, Inc. ....................... 5,713 1,486,351
Labcorp Holdings, Inc. ................. 8,704 2,498,570
McKesson Corp. ..................... 9,208 7,113,548
Molina Healthcare, Inc.
(f)
................ 4,706 900,540
Sonic Healthcare Ltd. .................. 55,815 790,557
UnitedHealth Group, Inc. ................ 76,368 26,369,871
Universal Health Services, Inc. , Class B ..... 41,000 8,382,040
100,678,672
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ........ 42,402 3,533,783
American Healthcare REIT, Inc. ........... 174,341 7,324,065
CareTrust REIT, Inc. ................... 157,361 5,457,279
Healthcare Realty Trust, Inc. , Class A ....... 173,247 3,123,643
Healthpeak Properties, Inc. .............. 92,471 1,770,820
Welltower, Inc. ....................... 12,255 2,183,106
23,392,696
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 4,915 2,241,235

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.2%
Domino's Pizza, Inc. ................... 17,003 $ 7,340,365
Evolution AB
(b)(c)
...................... 19,511 1,606,222
FDJ United
(b)(c)
....................... 14,603 489,670
New Topco
(e)(f) (h)
...................... 12,872 —
Restaurant Brands International, Inc. ........ 37,805 2,425,257
Sodexo SA ......................... 62,030 3,913,736
Whitbread plc ....................... 22,853 991,505
16,766,755
Household Durables — 0.1%
Garmin Ltd. ......................... 9,796 2,411,971
Sekisui House Ltd. .................... 72,500 1,648,838
Taylor Wimpey plc .................... 6,990,302 9,711,132
13,771,941
Household Products — 0.2%
Colgate-Palmolive Co. ................. 217,064 17,352,096
Reckitt Benckiser Group plc .............. 84,752 6,526,076
23,878,172
Independent Power and Renewable Electricity Producers — 0.0%
Northland Power, Inc.
(f)
................. 109,366 1,831,018
Industrial Conglomerates — 0.1%
DCC plc ........................... 13,210 850,353
Sekisui Chemical Co. Ltd. ............... 45,600 848,920
Siemens AG (Registered) ............... 15,821 4,271,323
Swire Pacific Ltd. , Class A ............... 57,000 483,060
6,453,656
Industrial REITs — 0.4%
EastGroup Properties, Inc. .............. 35,332 5,980,294
Goodman Group ..................... 223,975 4,853,767
LondonMetric Property plc ............... 2,440,876 5,980,232
Mitsui Fudosan Logistics Park, Inc.
(f)
........ 2,958 2,127,479
Plymouth Industrial REIT, Inc. ............ 96,974 2,165,429
Prologis, Inc. ........................ 38,296 4,385,658
Rexford Industrial Realty, Inc. ............ 124,708 5,126,746
STAG Industrial, Inc. .................. 182,002 6,422,851
Tritax Big Box REIT plc ................. 1,571,492 3,063,130
Warehouses De Pauw CVA .............. 127,626 3,199,525
43,305,111
Insurance — 0.8%
Admiral Group plc .................... 31,963 1,442,593
Allianz SE (Registered) ................. 18,051 7,594,537
American International Group, Inc. ......... 43,190 3,392,143
ASR Nederland NV ................... 18,782 1,278,103
Assurant, Inc. ....................... 96,129 20,821,541
AXA SA ........................... 163,660 7,848,317
Fidelity National Financial, Inc. , Class A ...... 96,969 5,865,655
Globe Life, Inc. ...................... 55,216 7,894,231
Hartford Insurance Group, Inc. (The) ........ 41,766 5,571,167
Poste Italiane SpA
(b)(c)
.................. 54,467 1,294,738
Power Corp. of Canada ................ 67,176 2,906,761
Tryg A/S ........................... 41,797 1,061,193
Willis Towers Watson plc ................ 13,303 4,595,521
Zurich Insurance Group AG .............. 21,407 15,301,367
86,867,867
Interactive Media & Services — 0.9%
Alphabet, Inc. , Class A ................. 196,367 47,736,818
Alphabet, Inc. , Class C ................. 36,277 8,835,263
Meta Platforms, Inc. , Class A ............. 52,186 38,324,355
94,896,436
Security
Shares
Shares Value
IT Services — 0.3%
Accenture plc , Class A ................. 88,456 $ 21,813,250
Cognizant Technology Solutions Corp. , Class A . 131,449 8,816,284
NEXTDC Ltd.
(f)
...................... 199,807 2,241,579
Otsuka Corp. ....................... 28,800 601,177
SCSK Corp. ........................ 19,200 574,717
Travelport Technology Ltd.
(e)(f)
............. 246 742,485
34,789,492
Leisure Products — 0.0%
Hasbro, Inc. ........................ 42,442 3,219,226
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. ............... 8,218 1,054,780
Danaher Corp. ...................... 8,223 1,630,292
Thermo Fisher Scientific, Inc. ............. 3,677 1,783,419
West Pharmaceutical Services, Inc. ........ 3,286 862,016
5,330,507
Machinery — 0.8%
Aalberts NV ........................ 14,311 471,828
Alstom SA
(f)
......................... 86,009 2,250,548
Atlas Copco AB , Class A ................ 145,614 2,469,320
Caterpillar, Inc. ...................... 6,149 2,933,995
CNH Industrial NV .................... 159,667 1,732,387
Cummins, Inc. ....................... 2,371 1,001,439
Fortive Corp. ........................ 44,621 2,185,983
GEA Group AG ...................... 27,342 2,021,451
Georg Fischer AG (Registered) ........... 17,571 1,380,846
IMI plc ............................ 54,079 1,670,327
Indutrade AB ........................ 30,672 705,687
Interpump Group SpA .................. 28,071 1,290,358
KION Group AG ...................... 29,258 1,985,025
Knorr-Bremse AG .................... 17,944 1,688,329
Komatsu Ltd. ....................... 109,900 3,828,609
Kone OYJ , Class B ................... 41,410 2,824,541
Konecranes OYJ ..................... 17,302 1,432,419
Kubota Corp. ....................... 119,900 1,506,472
Middleby Corp. (The)
(f)
................. 19,300 2,565,549
Nordson Corp. ....................... 13,763 3,123,513
Otis Worldwide Corp. .................. 222,478 20,341,164
Palfinger AG
(f)
....................... 6,288 261,749
Parker-Hannifin Corp. .................. 24,067 18,246,396
SKF AB , Class B ..................... 40,431 1,005,568
Vossloh AG
(f)
........................ 7,682 818,831
79,742,334
Media — 0.2%
Comcast Corp. , Class A ................ 252,071 7,920,071
Learfield Communications LLC, (Acquired
09/13/23, cost $0)
(e)(f)(i)
............... 5,182 544,110
Omnicom Group, Inc. .................. 100,751 8,214,229
WPP plc ........................... 1,507,387 7,513,891
24,192,301
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
...................... 607,124 73
ArcelorMittal SA ...................... 42,228 1,523,414
Aurubis AG ......................... 6,140 770,164
Barrick Mining Corp. ................... 74,265 2,433,664
Freeport-McMoRan, Inc. ................ 17,214 675,133
JFE Holdings, Inc. .................... 70,000 858,979
Novolipetsk Steel PJSC
(e)(f)
.............. 14 —
Southern Copper Corp. ................. 8,362 1,014,812
Teck Resources Ltd. , Class B ............ 101,986 4,476,166
11,752,405

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities — 1.1%
Ameren Corp. ....................... 69,583 $ 7,263,074
CenterPoint Energy, Inc. ................ 85,609 3,321,629
Centrica plc ........................ 1,392,594 3,127,196
CMS Energy Corp. .................... 453,323 33,210,443
Dominion Energy, Inc. .................. 308,294 18,858,344
E.ON SE .......................... 145,073 2,732,517
National Grid plc ..................... 742,154 10,663,766
NiSource, Inc. ....................... 191,828 8,306,152
Public Service Enterprise Group, Inc. ....... 101,867 8,501,820
Sempra ........................... 127,854 11,504,303
Veolia Environnement SA ............... 85,329 2,909,890
WEC Energy Group, Inc. ................ 11,849 1,357,777
111,756,911
Office REITs — 0.2%
BXP, Inc. .......................... 84,699 6,296,523
Cousins Properties, Inc. ................ 223,935 6,480,679
Empire State Realty Trust, Inc. , Class A ...... 188,364 1,442,868
Orix JREIT, Inc.
(f)
..................... 2,214 1,501,176
15,721,246
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(f)
............... 17,474 586,427
BP plc ............................ 2,001,593 11,492,452
Cheniere Energy, Inc. .................. 49,864 11,717,043
Chevron Corp. ....................... 23,610 3,666,397
Coterra Energy, Inc. ................... 36,022 851,920
DT Midstream, Inc. .................... 5,060 572,084
Enbridge, Inc. ....................... 139,486 7,036,942
Energy Transfer LP ................... 236,163 4,052,557
Eni SpA ........................... 259,559 4,541,270
Enterprise Products Partners LP ........... 127,183 3,977,012
EQT Corp. ......................... 21,377 1,163,550
Expand Energy Corp. .................. 9,594 1,019,267
Exxon Mobil Corp. .................... 25,411 2,865,090
Gibson Energy, Inc.
(f)
.................. 53,734 998,849
Kinder Morgan, Inc. ................... 126,640 3,585,178
Kinetik Holdings, Inc. , Class A ............ 67,411 2,881,146
Koninklijke Vopak NV .................. 39,220 1,800,107
Kosmos Energy Ltd.
(f)(g)
................. 3,112,390 5,166,567
LUKOIL PJSC
(e)(f)
..................... 417,114 50
MPLX LP .......................... 91,246 4,557,738
Novatek PJSC
(e)(f)
..................... 690 —
ONEOK, Inc. ........................ 9,880 720,944
Pembina Pipeline Corp. ................ 103,348 4,178,625
Plains All American Pipeline LP
(f)
.......... 220,018 3,753,507
Plains GP Holdings LP , Class A ........... 219,613 4,005,741
Range Resources Corp. ................ 15,645 588,878
Shell plc ........................... 568,476 20,336,723
South Bow Corp. ..................... 24,001 678,988
South Bow Corp.
(f)
.................... 26,046 737,006
Sunoco LP ......................... 16,653 832,817
Targa Resources Corp. ................. 5,442 911,753
TC Energy Corp. ..................... 309,284 16,818,584
TotalEnergies SE ..................... 110,163 6,709,878
Western Midstream Partners LP ........... 65,487 2,572,984
Williams Cos., Inc. (The) ................ 589,683 37,356,418
172,734,492
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 89,610 647,504
Singapore Airlines Ltd. ................. 194,400 982,772
1,630,276
Personal Care Products — 0.1%
Unilever plc ......................... 118,558 7,007,803
Security
Shares
Shares Value
Pharmaceuticals — 1.1%
AstraZeneca plc ..................... 227,213 $ 34,809,285
Bayer AG (Registered) ................. 139,214 4,634,594
Bristol-Myers Squibb Co. ................ 68,910 3,107,841
Eli Lilly & Co. ....................... 1,468 1,120,084
GSK plc ........................... 81,274 1,745,114
Haleon plc ......................... 263,693 1,186,666
Ipsen SA .......................... 4,213 565,706
Kyowa Kirin Co. Ltd. ................... 29,300 458,031
Novartis AG (Registered) ............... 18,939 2,435,146
Novo Nordisk A/S , Class B .............. 434,967 24,219,688
Orion OYJ , Class B ................... 22,785 1,749,283
Recordati Industria Chimica e Farmaceutica SpA 21,666 1,322,384
Roche Holding AG .................... 32,012 10,710,494
Sanofi SA .......................... 291,162 27,571,267
UCB SA ........................... 5,683 1,586,324
117,221,907
Professional Services — 0.5%
Equifax, Inc. ........................ 7,916 2,030,691
Intertek Group plc .................... 20,136 1,281,736
Leidos Holdings, Inc. .................. 49,614 9,375,061
Maximus, Inc. ....................... 25,880 2,364,656
Paychex, Inc. ....................... 58,864 7,461,601
RELX plc .......................... 385,102 18,457,925
SS&C Technologies Holdings, Inc. ......... 116,770 10,364,505
Teleperformance SE ................... 6,642 496,114
51,832,289
Real Estate Management & Development — 0.2%
ADLER Group SA
(e)(f)
.................. 664,216 8
CK Asset Holdings Ltd. ................. 457,000 2,213,299
Lendlease Corp. Ltd.
(h)
................. 367,453 1,335,277
Mitsubishi Estate Co. Ltd. ............... 99,500 2,286,893
Mitsui Fudosan Co. Ltd. ................ 292,000 3,178,743
TAG Immobilien AG
(f)
.................. 45,246 782,778
Tokyu Fudosan Holdings Corp. ............ 191,000 1,578,739
VGP NV ........................... 19,165 2,149,603
Vonovia SE ......................... 131,420 4,107,110
Wharf Real Estate Investment Co. Ltd. ...... 1,074,000 3,171,313
20,803,763
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 42,826 8,272,698
Centurion Accommodation REIT
(f)
.......... 369,300 297,742
Essex Property Trust, Inc. ............... 30,034 8,038,900
Invitation Homes, Inc. .................. 67,061 1,966,899
Sun Communities, Inc. ................. 57,483 7,415,307
UDR, Inc. .......................... 20,577 766,699
UNITE Group plc (The) ................. 374,975 3,631,639
30,389,884
Retail REITs — 0.2%
Agree Realty Corp. ................... 82,449 5,857,177
Federal Realty Investment Trust ........... 30,529 3,092,893
Link REIT .......................... 562,700 2,891,146
Regency Centers Corp. ................ 73,351 5,347,288
Simon Property Group, Inc. .............. 42,314 7,941,068
25,129,572
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc. ................. 109,473 22,413,502
BE Semiconductor Industries NV .......... 9,723 1,455,830
Broadcom, Inc. ...................... 124,714 41,144,396
KLA Corp. .......................... 8,990 9,696,614
Lasertec Corp. ...................... 9,600 1,313,328
MediaTek, Inc. ....................... 338,000 14,658,976
Monolithic Power Systems, Inc. ........... 9,208 8,477,253

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ....................... 10,191 $ 1,901,437
STMicroelectronics NV, NYRS , ADR ........ 29,026 820,275
Taiwan Semiconductor Manufacturing Co. Ltd. . 739,000 32,100,554
Teradyne, Inc. ....................... 10,955 1,507,846
135,490,011
Software — 1.2%
Microsoft Corp. ...................... 177,278 91,821,140
Oracle Corp. ........................ 58,794 16,535,225
Salesforce, Inc. ...................... 37,779 8,953,623
SAP SE ........................... 49,716 13,312,316
Trend Micro, Inc. ..................... 15,700 859,304
131,481,608
Specialized REITs — 0.7%
Crown Castle, Inc. .................... 132,466 12,781,644
DigiCo Infrastructure REIT
(h)
............. 552,110 970,608
Digital Realty Trust, Inc. ................ 33,593 5,807,558
EPR Properties ...................... 67,951 3,941,838
Equinix, Inc. ........................ 17,492 13,700,434
Iron Mountain, Inc. .................... 53,028 5,405,674
Keppel DC REIT ..................... 1,772,000 3,285,786
National Storage REIT
(h)
................ 2,052,236 3,188,482
Outfront Media, Inc. ................... 171,428 3,140,561
Public Storage ....................... 19,653 5,676,769
SBA Communications Corp. ............. 22,414 4,333,747
Smartstop Self Storage REIT, Inc. .......... 128,892 4,851,495
VICI Properties, Inc. ................... 125,040 4,077,554
71,162,150
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 47,236 19,139,555
Industria de Diseno Textil SA ............. 133,643 7,396,317
Tractor Supply Co. .................... 47,253 2,687,278
29,223,150
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc. ......................... 87,510 22,282,671
FUJIFILM Holdings Corp. ............... 138,200 3,436,799
Hewlett Packard Enterprise Co. ........... 255,785 6,282,080
HP, Inc. ........................... 324,548 8,837,442
NetApp, Inc. ........................ 19,612 2,323,238
Pure Storage, Inc. , Class A
(f)
............. 12,562 1,052,821
Ricoh Co. Ltd. ....................... 64,900 571,323
Samsung Electronics Co. Ltd. , GDR
(b)(c)
...... 11,159 16,754,477
Seiko Epson Corp. .................... 35,700 456,689
Western Digital Corp. .................. 63,428 7,615,166
69,612,706
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc. , Class B ................... 6 418
Swatch Group AG (The) ................ 21,407 4,045,878
4,046,296
Tobacco — 0.2%
British American Tobacco plc ............. 300,757 15,996,456
Trading Companies & Distributors — 0.4%
AddTech AB , Class B .................. 27,163 883,619
Brenntag SE ........................ 14,917 893,866
Fastenal Co. ........................ 163,720 8,028,829
ITOCHU Corp. ...................... 144,300 8,210,439
Mitsubishi Corp. ...................... 396,900 9,461,860
Rexel SA .......................... 30,656 1,009,295
RS GROUP plc ...................... 138,876 1,064,535
Sumitomo Corp. ..................... 132,400 3,830,728
Toyota Tsusho Corp. ................... 77,900 2,156,453
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WESCO International, Inc. ............... 15,660 $ 3,312,090
38,851,714
Transportation Infrastructure — 0.5%
Aena SME SA
(b)(c)(f)
.................... 727,234 19,882,079
Aeroports de Paris SA ................. 17,738 2,349,921
Atlas Arteria Ltd.
(f)(h)
................... 248,389 806,620
Auckland International Airport Ltd. ......... 1,177,158 5,380,810
Flughafen Zurich AG (Registered)
(f)
......... 9,269 2,838,068
Fraport AG Frankfurt Airport Services Worldwide
(f)
56,939 4,927,618
Transurban Group
(h)
................... 2,218,405 20,240,408
56,425,524
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 87,774 3,502,183
Guangdong Investment Ltd.
(f)
............. 3,764,000 3,421,090
Severn Trent plc ..................... 92,893 3,238,860
United Utilities Group plc ................ 84,538 1,306,003
11,468,136
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e)(f)
............. 26,804 3
Total Common Stocks — 26.8%
(Cost: $2,365,724,640) ............................ 2,843,778,662
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,212 1,247,663
ATI, Inc.
4.88%, 10/01/29 ................... 614 603,664
7.25%, 08/15/30 ................... 188 197,341
5.13%, 10/01/31 ................... 683 672,157
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 108 111,164
Boeing Co. (The)
6.26%, 05/01/27 ................... 128 131,701
5.15%, 05/01/30 ................... 1,906 1,955,853
3.63%, 02/01/31 ................... 4,055 3,883,862
3.60%, 05/01/34 ................... 3,809 3,445,289
Bombardier, Inc.
(b)
6.00%, 02/15/28 ................... 202 202,511
8.75%, 11/15/30 ................... 675 727,915
7.25%, 07/01/31 ................... 224 237,447
7.00%, 06/01/32 ................... 280 292,651
6.75%, 06/15/33 ................... 1,605 1,674,911
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 126,895
Carpenter Technology Corp., 7.63%, 03/15/30 . 335 344,255
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 1,300 1,587,316
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 2,583 2,628,461
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 107 112,845
General Electric Co., 4.30%, 07/29/30 ...... 1,632 1,641,695
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 369 378,225
L3Harris Technologies, Inc.
5.25%, 06/01/31 ................... 371 386,209
5.35%, 06/01/34 ................... 95 98,447
4.85%, 04/27/35 ................... 594 592,105
Lockheed Martin Corp.
4.40%, 08/15/30 ................... 1,630 1,642,731
4.70%, 12/15/31 ................... 545 557,545
4.75%, 02/15/34 ................... 263 265,428
4.80%, 08/15/34 ................... 199 201,202

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
RTX Corp.
5.15%, 02/27/33 ................... USD 808 $ 836,880
6.10%, 03/15/34 ................... 500 547,497
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 ................... 446 469,736
9.75%, 11/15/30 ................... 432 475,111
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................... 517 526,854
6.38%, 03/01/29 ................... 879 898,690
6.63%, 03/01/32 ................... 2,173 2,237,201
6.00%, 01/15/33 ................... 3,130 3,164,690
6.38%, 05/31/33 ................... 2,658 2,687,884
6.25%, 01/31/34 ................... 483 496,726
6.75%, 01/31/34 ................... 2,747 2,840,285
41,129,042
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................... 414 396,701
2.40%, 05/15/31 ................... 238 214,050
Rand Parent LLC, 8.50%, 02/15/30
(b)
....... 269 279,508
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 135,841
1,026,100
Automobile Components — 0.3%
American Axle & Manufacturing, Inc.
(b)
6.38%, 10/15/32 ................... 276 275,534
7.75%, 10/15/33 ................... 289 291,253
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 ................... 488 488,826
4.65%, 09/13/29 ................... 771 778,215
3.25%, 03/01/32 ................... 1,801 1,656,533
5.15%, 09/13/34 ................... 1,004 998,142
Clarios Global LP
6.75%, 05/15/28
(b)
.................. 546 558,059
6.75%, 02/15/30
(b)
.................. 2,065 2,133,166
4.75%, 06/15/31
(c)
.................. EUR 1,302 1,557,416
4.75%, 06/15/31
(b)
.................. 300 358,852
6.75%, 09/15/32
(b)
.................. USD 1,244 1,271,567
Dana, Inc.
4.25%, 09/01/30 ................... 100 99,034
4.50%, 02/15/32 ................... 153 150,653
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 712 838,999
Forvia SE
2.75%, 02/15/27
(c)
.................. 130 152,242
5.50%, 06/15/31
(c)
.................. 588 709,777
6.75%, 09/15/33
(b)
.................. USD 550 558,007
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 139,517
Gestamp Automocion SA, 4.38%, 10/15/30
(c)
.. EUR 702 827,440
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................... USD 352 339,917
6.63%, 07/15/30 ................... 256 259,753
5.25%, 04/30/31 ................... 15 14,175
5.63%, 04/30/33 ................... 66 61,408
Icahn Enterprises LP
5.25%, 05/15/27 ................... 1,948 1,914,779
9.75%, 01/15/29 ................... 173 174,600
4.38%, 02/01/29 ................... 294 253,784
10.00%, 11/15/29
(b)
................. 438 439,935
IHO Verwaltungs GmbH
(c)(j)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
..................... EUR 1,164 1,431,306
6.75%, (6.75% Cash or 7.50% PIK), 11/15/29 550 683,633
Mahle GmbH
(c)
2.38%, 05/14/28 ................... 300 334,953
6.50%, 05/02/31 ................... 864 1,050,039
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Schaeffler AG
(c)
4.25%, 04/01/28 ................... EUR 800 $ 954,631
5.38%, 04/01/31 ................... 400 491,743
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 812 813,483
ZF Europe Finance BV
(c)
2.50%, 10/23/27 ................... EUR 500 568,558
7.00%, 06/12/30 ................... 1,100 1,340,565
ZF Finance GmbH
(c)
2.75%, 05/25/27 ................... 300 344,910
2.25%, 05/03/28 ................... 2,200 2,427,979
27,743,383
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(b)
................. USD 240 234,973
10.38%, 03/31/29
(c)
................. GBP 1,488 1,945,857
Ford Motor Co.
4.35%, 12/08/26 ................... USD 700 696,991
9.63%, 04/22/30 ................... 109 127,001
3.25%, 02/12/32 ................... 180 157,495
General Motors Co., 5.35%, 04/15/28 ...... 2,438 2,494,457
Hyundai Capital America, 4.88%, 06/23/27
(b)
.. 1,605 1,618,916
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... 817 817,279
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
.................. EUR 1,703 2,037,650
7.75%, 07/17/32
(b)
.................. USD 514 543,947
6.38%, 07/17/33
(c)
.................. EUR 400 483,499
6.38%, 07/17/33
(b)
.................. 225 271,968
8.13%, 07/17/35
(b)
.................. USD 1,224 1,313,958
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(k)
....................... EUR 600 704,078
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................. 2,000 2,469,927
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37 ................. 1,500 1,791,809
Renault SA, 3.88%, 09/30/30
(c)
........... 600 703,361
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 360 335,122
18,748,288
Banks — 2.5%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a)(c)
EUR 1,100 1,329,903
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a)(c)(k)
............... 700 873,801
AIB Group plc
(a)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c)(k)
...................... 587 738,884
(1-day SOFR + 1.65%), 5.32%, 05/15/31
(b)
. USD 2,100 2,162,101
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c)(k)
...................... EUR 3,041 3,646,440
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a)(c)(k)
......... USD 1,160 1,169,651
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 2,800 2,902,290
Australia & New Zealand Banking Group Ltd.,
(1-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 1.35%), 5.82%, 06/18/36
(a)
(b)
........................... 2,165 2,246,155
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a)(c)
..................... EUR 1,373 1,643,888
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.10%), 9.38% .... USD 751 837,946
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,774,467

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco BPM SpA, (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a)(c)(k)
........... EUR 1,631 $ 2,082,778
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(k)
......... USD 337 364,802
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a)(c)(k)
.......... EUR 600 711,631
Banco Espirito Santo SA
(c)(f)(l)
2.63%, 05/08/17 ................... 800 206,633
4.75%, 01/15/18 ................... 1,500 387,437
4.00%, 01/21/25 ................... 5,400 1,394,771
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a)(b)(k)
......... USD 708 746,586
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,160 1,012,726
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,118,317
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,263,542
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ USD 571 616,680
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 620,768
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
.......... 1,018 1,006,547
Bank of America Corp.
(a)
Series RR, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38%
(k)
....................... 528 519,335
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 ...................... 11,179 11,106,893
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ...................... 6,526 6,466,173
(1-day SOFR + 2.04%), 4.95%, 07/22/28 .. 2,867 2,908,274
(1-day SOFR + 1.99%), 6.20%, 11/10/28 .. 2,500 2,605,248
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ...................... 3,491 3,437,738
(1-day SOFR + 1.11%), 4.62%, 05/09/29 .. 3,211 3,250,781
(1-day SOFR + 1.06%), 2.09%, 06/14/29 .. 3,714 3,518,005
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63%
(k)
... 1,820 1,893,690
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(k)
... 3,980 4,030,851
Series FIX, (1-day SOFR + 1.00%), 5.16%,
01/24/31 ...................... 962 992,866
(1-day SOFR + 1.91%), 5.29%, 04/25/34 .. 1,848 1,911,977
(1-day SOFR + 1.31%), 5.51%, 01/24/36 .. 33 34,495
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a)(c)(k)
........ EUR 400 479,678
Bank of Montreal, Series 6, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85
(a)
............ USD 1,200 1,221,281
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 744 798,449
Bankinter SA, (5-Year EURIBOR ICE Swap Rate
+ 3.86%), 6.00%
(a)(c)(k)
............... EUR 800 965,837
Barclays plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13%
(k)
... USD 1,176 1,176,199
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)(k)
... GBP 1,766 2,500,783
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38%
(k)
... USD 1,795 1,722,000
Security
Par (000)
Par (000) Value
Banks (continued)
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25%
(k)
....................... GBP 700 $ 1,018,251
(1-day SOFR + 1.08%), 4.48%, 11/11/29 ... USD 2,893 2,898,111
(USISSO05 + 5.78%), 9.63%
(k)
......... 1,635 1,856,153
(USISSO05 + 3.69%), 7.63%
(k)
......... 1,008 1,068,162
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%, 02/11/35
(a)(c)
.... 295 310,893
BNP Paribas SA
(a)
(1-day SOFR + 1.45%), 4.79%, 05/09/29
(b)
. 3,143 3,172,271
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)(k)
.. 3,802 4,025,907
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
(k)
........................... EUR 400 510,759
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)(k)
.. USD 924 843,524
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a)(c)(k)
........... EUR 1,109 1,362,373
CaixaBank SA
(a)
(5-Year EUR Swap Annual + 6.35%), 5.88%
(c)
(k)
........................... 1,000 1,216,255
(1-day SOFR + 1.14%), 4.63%, 07/03/29
(b)
. USD 2,393 2,409,754
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50%
(c)(k)
...................... EUR 2,200 2,874,526
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88%
(c)(k)
...................... 400 470,566
Citigroup, Inc.
Series X, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.42%),
3.88%
(a)(k)
...................... USD 1,050 1,040,300
Series T, (3-mo. CME Term SOFR + 4.78%),
6.25%
(a)(k)
...................... 519 522,274
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
. 137 134,898
(1-day SOFR + 0.87%), 4.79%, 03/04/29
(a)
. 6,983 7,072,942
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a)(k)
...................... 1,611 1,664,361
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a)(k)
...................... 1,556 1,579,754
Series FF, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a)(k)
...................... 1,915 1,966,718
Series GG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88%
(a)(k)
...................... 4,620 4,761,173
(1-day SOFR + 1.34%), 4.54%, 09/19/30
(a)
. 1,640 1,647,631
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
. 425 402,323
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
. 3,151 2,929,096
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(a)
. 281 280,527
(1-day SOFR + 1.46%), 4.95%, 05/07/31
(a)
. 4,461 4,545,765
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
. 405 372,636
(1-day SOFR + 1.17%), 4.50%, 09/11/31
(a)
. 210 210,114
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
. 665 599,364
5.88%, 02/22/33 ................... 1,705 1,818,230
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
. 375 356,244
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(a)
. 269 272,251
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
. 2,000 2,128,027
Series DD, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a)(k)
...................... 235 249,605
(1-day SOFR + 1.83%), 6.02%, 01/24/36
(a)
. 3,839 4,021,679
(1-day SOFR + 1.49%), 5.17%, 09/11/36
(a)
. 260 262,638
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 1,000 1,257,135

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ EUR 800 $ 1,060,291
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 3.72%), 4.88%
(a)(c)(k)
.......... 1,200 1,425,238
Credit Agricole SA
(a)
(1-day SOFR + 1.46%), 5.22%, 05/27/31
(b)
. USD 6,117 6,275,004
(5-Year EURIBOR ICE Swap Rate + 3.64%),
5.88%
(c)(k)
...................... EUR 2,100 2,504,810
DNB Bank ASA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.72%),
7.38%
(a)(c)(k)
..................... USD 1,313 1,381,932
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a)(c)
................ EUR 1,175 1,388,676
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a)(c)
......... 2,112 2,492,051
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... USD 2,344 2,380,206
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
. 1,089 1,093,227
(1-day SOFR + 3.35%), 7.39%, 11/03/28 .. 200 212,412
(5-Year EUR Swap Annual + 3.84%), 4.75%
(c)
(k)
........................... EUR 3,516 4,148,600
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.65%), 4.60%
(k)
... USD 1,082 1,022,373
(1-day SOFR + 1.29%), 5.13%, 03/03/31 .. 4,980 5,100,228
ING Groep NV
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.50% .... 699 726,359
(USISSO05 + 4.36%), 8.00% .......... 2,072 2,246,751
Intesa Sanpaolo SpA
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a)(c)(k)
..................... EUR 980 1,347,604
JPMorgan Chase & Co.
(a)
Series KK, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.85%),
3.65%
(k)
....................... USD 230 227,478
(1-day SOFR + 1.89%), 2.18%, 06/01/28 .. 1,181 1,144,749
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ...................... 784 782,039
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29 ...................... 312 312,603
(1-day SOFR + 1.45%), 5.30%, 07/24/29 .. 4,932 5,081,590
(1-day SOFR + 1.16%), 5.58%, 04/22/30 .. 5,449 5,691,408
(1-day SOFR + 1.13%), 5.00%, 07/22/30 .. 3,986 4,088,613
(1-day SOFR + 2.04%), 2.52%, 04/22/31 .. 2,864 2,656,446
(1-day SOFR + 1.81%), 6.25%, 10/23/34 .. 1,300 1,432,502
(1-day SOFR + 1.46%), 5.29%, 07/22/35 .. 2,827 2,919,938
(1-day SOFR + 1.68%), 5.57%, 04/22/36 .. 1,192 1,256,398
(1-day SOFR + 1.64%), 5.58%, 07/23/36 .. 1,235 1,280,302
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(a)(c)(k)
........... EUR 800 980,908
KeyBank NA
3.90%, 04/13/29 ................... USD 1,369 1,339,349
4.90%, 08/08/32 ................... 1,130 1,121,805
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 .. 1,014 1,010,569
(SOFR Index + 2.42%), 6.40%, 03/06/35 .. 6,864 7,448,821
Lloyds Banking Group plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75%
(k)
... 362 365,819
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(k)
.... GBP 2,694 3,801,964
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)(k)
...................... 498 704,173
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00%
(k)
... USD 200 $ 216,092
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07%,
06/13/36 ...................... 1,640 1,721,514
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41%, 10/30/29 .. 786 853,844
(1-day SOFR + 1.40%), 5.18%, 07/08/31 .. 1,709 1,750,198
(1-day SOFR + 1.85%), 5.05%, 01/27/34 .. 328 328,838
(1-day SOFR + 1.61%), 5.39%, 01/16/36 .. 1,546 1,567,331
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
...................... 467 486,547
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 478,978
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)(c)
EUR 1,062 1,341,322
NatWest Group plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00% .... USD 686 686,795
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... 289 325,343
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49%, 05/14/30 .. 982 1,022,070
(1-day SOFR + 1.26%), 4.81%, 10/21/32 .. 1,500 1,520,634
(SOFR Index + 2.14%), 6.04%, 10/28/33 .. 180 194,225
(1-day SOFR + 1.93%), 5.07%, 01/24/34 .. 250 255,090
(1-day SOFR + 1.95%), 5.94%, 08/18/34 .. 200 214,528
(1-day SOFR + 2.28%), 6.88%, 10/20/34 .. 178 201,666
(1-day SOFR + 1.90%), 5.68%, 01/22/35 .. 190 200,362
(1-day SOFR + 1.60%), 5.40%, 07/23/35 .. 1,181 1,222,500
(1-day SOFR + 1.42%), 5.37%, 07/21/36 .. 655 674,040
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.52%), 5.69%, 04/15/31 .. 1,116 1,164,309
(1-day SOFR + 1.48%), 2.90%, 03/15/32 .. 1,740 1,590,577
Societe Generale SA
(a)(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38%
(k)
... 1,906 2,043,745
(1-day SOFR + 1.42%), 5.25%, 05/22/29 .. 3,134 3,186,818
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38%
(k)
... 645 607,517
Sumitomo Mitsui Financial Group, Inc., 3.04%,
07/16/29 ....................... 330 315,508
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 436 458,886
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a)(c)(k)
................ EUR 1,200 1,416,888
UniCredit SpA, (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(a)(c)(k)
........... 1,102 1,375,256
Wells Fargo & Co.
(a)
Series BB, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.45%),
3.90%
(k)
....................... USD 695 688,250
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ...................... 1,019 1,009,804
(1-day SOFR + 1.74%), 5.57%, 07/25/29 .. 1,907 1,976,323
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(k)
... 237 249,061
(3-mo. CME Term SOFR + 1.26%), 2.57%,
02/11/31 ...................... 1,112 1,033,415
(1-day SOFR + 1.50%), 5.15%, 04/23/31 .. 7,406 7,637,815
(1-day SOFR + 1.99%), 5.56%, 07/25/34 .. 1,999 2,099,752
(1-day SOFR + 2.06%), 6.49%, 10/23/34 .. 117 129,998

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.78%), 5.50%, 01/23/35 .. USD 936 $ 976,333
268,207,895
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 157 155,007
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 156 154,019
Anheuser-Busch InBev Worldwide, Inc.
6.63%, 08/15/33 ................... 140 156,426
5.00%, 06/15/34 ................... 304 313,618
5.88%, 06/15/35 ................... 142 154,881
933,951
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ........... 1,206 1,163,488
Amgen, Inc.
4.20%, 03/01/33 ................... 540 525,155
5.25%, 03/02/33 ................... 2,185 2,263,312
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 708 742,488
Grifols SA
(c)
2.25%, 11/15/27 ................... EUR 290 334,771
7.13%, 05/01/30 ................... 1,493 1,846,416
6,875,630
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
4.88%, 05/26/30
(b)
.................. USD 200 206,398
2.13%, 02/09/31 ................... 216 194,476
5.25%, 05/26/35
(b)
.................. 351 367,384
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 646 607,143
B&M European Value Retail SA
6.50%, 11/27/31
(c)
.................. GBP 2,065 2,813,603
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... USD 670 639,803
Match Group Holdings II LLC
(b)
3.63%, 10/01/31 ................... 216 195,766
6.13%, 09/15/33 ................... 1,192 1,202,472
Prosus NV, 4.19%, 01/19/32
(b)
........... 654 628,075
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 .................. 353 382,597
9.75%, 04/15/29 ................... 800 899,572
8,137,289
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 574 584,166
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 341 354,909
Builders FirstSource, Inc.
(b)
6.38%, 03/01/34 ................... 249 256,497
6.75%, 05/15/35 ................... 605 631,700
Carrier Global Corp., 5.90%, 03/15/34 ...... 228 244,654
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(b)
..... 104 108,919
EMRLD Borrower LP
(b)
6.63%, 12/15/30 ................... 4,930 5,067,789
6.75%, 07/15/31 ................... 508 527,636
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 1,459 1,788,939
JELD-WEN, Inc.
(b)
4.88%, 12/15/27 ................... USD 806 786,541
7.00%, 09/01/32 ................... 316 266,855
JH North America Holdings, Inc.
(b)
5.88%, 01/31/31 ................... 371 376,681
6.13%, 07/31/32 ................... 627 642,220
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................... 214 212,025
9.75%, 07/15/28 ................... 399 399,885
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 600 543,867
Security
Par (000)
Par (000) Value
Building Products (continued)
Quikrete Holdings, Inc.
(b)
6.38%, 03/01/32 ................... USD 2,593 $ 2,685,943
6.75%, 03/01/33 ................... 684 711,151
Smyrna Ready Mix Concrete LLC
(b)
6.00%, 11/01/28 ................... 57 57,018
8.88%, 11/15/31 ................... 367 387,531
Standard Building Solutions, Inc.
(b)
6.50%, 08/15/32 ................... 2,660 2,729,216
6.25%, 08/01/33 ................... 962 974,876
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................... 194 192,331
4.38%, 07/15/30 ................... 269 257,912
3.38%, 01/15/31 ................... 186 168,436
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 327 318,318
21,276,015
Capital Markets — 1.3%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................. 1,116 1,159,602
Apollo Debt Solutions BDC
5.88%, 08/30/30
(b)
.................. 252 256,422
6.70%, 07/29/31 ................... 190 201,364
6.55%, 03/15/32
(b)
.................. 48 50,371
Ares Capital Corp., 5.80%, 03/08/32 ....... 2,598 2,646,375
Ares Strategic Income Fund
5.70%, 03/15/28 ................... 5,249 5,322,609
5.60%, 02/15/30 ................... 131 132,278
5.80%, 09/09/30
(b)
.................. 290 294,702
5.15%, 01/15/31
(b)
.................. 325 321,130
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 75 75,384
Blackstone Private Credit Fund
3.25%, 03/15/27 ................... 1,655 1,623,404
6.00%, 11/22/34 ................... 898 919,594
Blue Owl Capital Corp.
5.95%, 03/15/29 ................... 4,461 4,547,225
6.20%, 07/15/30 ................... 2,110 2,169,716
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 208 215,480
Blue Owl Credit Income Corp.
6.60%, 09/15/29 ................... 193 201,214
5.80%, 03/15/30 ................... 390 395,481
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 62 63,966
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 690 684,113
Charles Schwab Corp. (The), Series K, (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 5.00%
(a)(k)
.......... 129 128,396
Citadel Securities Global Holdings LLC, 5.50%,
06/18/30
(b)
...................... 2,370 2,432,469
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 369
341,218
Credit Suisse USA LLC, 7.13%, 07/15/32 .... 80 91,979
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a)(c)(k)
..................... EUR 1,200 1,388,009
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(a)
. USD 1,696 1,726,814
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a)(c)(k)
..................... EUR 1,400 1,728,174
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
. USD 1,831 1,922,804
5.41%, 05/10/29 ................... 4,204 4,377,650
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a)(c)(k)
..................... EUR 2,400 3,077,204
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a)(c)(k)
..................... 600 743,174

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.30%), 4.95%, 08/04/31
(a)
. USD 1,885 $ 1,902,826
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a)(c)(k)
..................... EUR 2,000 2,530,688
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 1,112 1,138,819
FS KKR Capital Corp., 6.13%, 01/15/31 ..... 2,446 2,423,383
Goldman Sachs Group, Inc. (The)
Series U, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65%
(a)(k)
...................... 357 349,667
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13%
(a)(k)
...................... 332 326,469
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
..................... 313 310,331
(1-day SOFR + 1.77%), 6.48%, 10/24/29
(a)
. 5,299 5,639,086
2.60%, 02/07/30 ................... 2,180 2,041,959
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85%
(a)(k)
.. 450 467,428
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
. 3,013 3,152,328
(1-day SOFR + 1.21%), 5.05%, 07/23/30
(a)
. 3,000 3,075,190
(1-day SOFR + 1.58%), 5.22%, 04/23/31
(a)
. 3,410 3,526,300
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
. 402 364,702
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
. 431 384,667
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
. 575 517,115
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a)(k)
...................... 1,484 1,506,131
(1-day SOFR + 1.42%), 5.02%, 10/23/35
(a)
. 1,330 1,338,843
(1-day SOFR + 1.38%), 5.54%, 01/28/36
(a)
. 544 567,851
HAT Holdings I LLC, 8.00%, 06/15/27
(b)
..... 164 170,738
Intercontinental Exchange, Inc.
3.63%, 09/01/28 ................... 1,000 987,077
1.85%, 09/15/32 ................... 449 378,967
4.60%, 03/15/33 ................... 384 385,847
Jane Street Group
(b)
6.13%, 11/01/32 ................... 119 120,613
6.75%, 05/01/33 ................... 206 213,959
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
..................... 530 613,740
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 657,675
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65%, 04/13/28 .. 3,668 3,750,135
3.59%, 07/22/28 ................... 605 598,633
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 ...................... 250 247,833
(1-day SOFR + 1.38%), 4.99%, 04/12/29 .. 6,185 6,308,537
(1-day SOFR + 1.59%), 5.16%, 04/20/29 .. 5,644 5,777,376
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ...................... 1,042 1,046,988
(1-day SOFR + 1.26%), 5.66%, 04/18/30 .. 1,993 2,081,120
(1-day SOFR + 1.22%), 5.04%, 07/19/30 .. 4,419 4,528,862
(1-day SOFR + 1.10%), 4.65%, 10/18/30 .. 6,313 6,382,006
(1-day SOFR + 1.11%), 5.23%, 01/15/31 .. 1,745 1,801,101
(1-day SOFR + 1.14%), 2.70%, 01/22/31 .. 227 212,117
(1-day SOFR + 1.51%), 5.19%, 04/17/31 .. 2,484 2,564,960
(1-day SOFR + 1.42%), 5.59%, 01/18/36 .. 1,505 1,575,745
(1-day SOFR + 1.36%), 2.48%, 09/16/36 .. 570 495,117
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39 ...................... 127 132,969
Nasdaq, Inc., 5.55%, 02/15/34 ........... 292 306,597
Osaic Holdings, Inc.
(b)
6.75%, 08/01/32 ................... 195 201,403
8.00%, 08/01/33 ................... 608 630,129
Security
Par (000)
Par (000) Value
Capital Markets (continued)
S&P Global, Inc.
2.50%, 12/01/29 ................... USD 297 $ 278,545
1.25%, 08/15/30 ................... 160 139,380
SURA Asset Management SA, 6.35%, 05/13/32
(b)
820 875,350
UBS AG, 7.50%, 02/15/28 ............. 674 725,664
UBS Group AG
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%,
01/12/27
(b)
..................... 804 806,841
(1-day SOFR + 3.70%), 6.44%, 08/11/28
(b)
. 2,930 3,044,378
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b)(k)
.. 735 809,613
(3-mo. SOFR + 1.67%), 3.87%, 01/12/29
(b)
. 1,000 991,623
(USISSO05 + 3.63%), 6.85%
(b)(k)
........ 1,050 1,082,742
(USISSO05 + 3.08%), 7.00%
(b)(k)
........ 1,455 1,491,011
(USISSO05 + 3.12%), 6.60%
(b)(k)
........ 410 412,194
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c)(k)
.. 3,145 2,860,627
(USISSO05 + 4.16%), 7.75%
(b)(k)
........ 1,180 1,273,468
(1-day SOFR + 1.06%), 4.40%, 09/23/31
(b)
. 3,280 3,268,872
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b)(k)
.. 2,678 3,189,142
(USISSO05 + 3.18%), 7.13%
(b)(k)
........ 2,006 2,064,086
(USISSO05 + 3.30%), 7.00%
(b)(k)
........ 1,745 1,778,904
(1-day SOFR + 1.76%), 5.58%, 05/09/36
(b)
. 1,050 1,092,953
139,157,741
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b)(j)
........... 561 473,038
Avient Corp., 6.25%, 11/01/31
(b)
.......... 164 166,546
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 622 650,748
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 142,111
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 204 203,139
Chemours Co. (The)
5.38%, 05/15/27 ................... 1,037 1,036,143
5.75%, 11/15/28
(b)
.................. 602 587,176
8.00%, 01/15/33
(b)
.................. 178 177,050
Dow Chemical Co. (The), 4.80%, 01/15/31 ... 985 980,869
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 3,766 3,795,163
Ecolab, Inc., 4.30%, 06/15/28 ........... 110 110,877
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,535 1,487,617
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 875 1,035,065
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. USD 1,520 1,604,184
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 777 680,721
Herens Midco SARL, 5.25%, 05/15/29
(c)
..... EUR 333 224,719
INEOS Finance plc
(c)
6.38%, 04/15/29 ................... 1,996 2,320,700
7.25%, 03/31/31 ................... 1,525 1,787,886
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,340,379
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
...................... 280 322,453
Ingevity Corp., 3.88%, 11/01/28
(b)
......... USD 204 196,009
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
2,212 2,179,071
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
. EUR 544 649,792
Kronos International, Inc.
(c)
9.50%, 03/15/29 ................... 1,996 2,469,527
9.50%, 03/15/29 ................... 400 494,895
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 848 307,523
LYB International Finance III LLC, 5.63%,
05/15/33 ....................... USD 465 478,111
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 160 158,409

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... EUR 2,229 $ 2,656,778
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 220 223,843
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 705,604
Nutrien Ltd., 4.20%, 04/01/29 ........... 132 131,801
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
.................. EUR 2,944 3,625,143
9.75%, 11/15/28
(b)
.................. USD 1,866 1,958,367
5.38%, 10/01/29
(c)
.................. EUR 1,072 1,193,658
6.25%, 10/01/29
(b)
.................. USD 615 597,162
7.25%, 06/15/31
(b)
.................. 1,384 1,403,065
6.13%, 02/15/33
(c)
.................. EUR 974 1,146,247
7.25%, 02/15/33
(b)
.................. USD 1,661 1,662,730
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 700 727,828
Qnity Electronics, Inc.
(b)
5.75%, 08/15/32 ................... 430 433,280
6.25%, 08/15/33 ................... 742 757,720
Sasol Financing USA LLC
6.50%, 09/27/28 ................... 941 936,587
5.50%, 03/18/31 ................... 366 321,853
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.39%, 11/01/26
(a)
................ EUR 584 687,553
9.50%, 07/15/28 ................... 982 1,209,929
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................... USD 355 327,608
4.38%, 02/01/32 ................... 79 72,942
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 1,181 1,155,913
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 756 758,498
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 1,539 1,671,932
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................... USD 127 126,212
5.63%, 08/15/29 ................... 3,270 3,039,458
7.38%, 03/01/31 ................... 774 789,332
6.63%, 08/15/32 ................... 1,105 1,092,602
55,473,566
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The)
(b)
4.88%, 07/15/32 ................... 309 299,250
5.88%, 10/15/33 ................... 829 829,000
Allied Universal Holdco LLC
4.63%, 06/01/28
(b)
.................. 1,961 1,922,520
4.88%, 06/01/28
(c)
.................. GBP 1,433 1,884,090
6.00%, 06/01/29
(b)
.................. USD 2,581 2,537,262
6.88%, 06/15/30
(b)
.................. 2,303 2,367,093
7.88%, 02/15/31
(b)
.................. 5,158 5,408,141
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,390,708
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 1,755 2,086,361
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................... USD 234 225,532
4.75%, 10/15/29 ................... 141 138,223
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 246,831
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a)(c)
..................... EUR 463 546,953
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. USD 252 253,134
Brink's Co. (The)
(b)
6.50%, 06/15/29 ................... 173 178,034
6.75%, 06/15/32 ................... 1,005 1,045,346
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 65,538
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
...................... EUR 979 1,177,901
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 133 $ 138,881
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................... 302 299,709
7.75%, 02/15/28 ................... 430 440,795
6.00%, 06/01/29 ................... 104 103,108
8.25%, 08/01/32 ................... 1,527 1,582,877
8.38%, 11/15/32 ................... 3,390 3,518,910
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 ................... 100 97,628
4.75%, 06/15/29 ................... 48 47,343
4.38%, 08/15/29 ................... 550 536,585
6.75%, 01/15/31 ................... 229 239,631
Luna 1.5 SARL
(j)
10.50%, (10.50% Cash or 11.25% PIK),
07/01/32
(c)
..................... EUR 744 893,970
10.50%, (10.50 % Cash or 10.50% PIK),
07/01/32
(b)
..................... 165 198,259
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
........ 438 523,168
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 991 979,009
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... 320 319,720
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 716 735,810
Republic Services, Inc., 4.88%, 04/01/29 .... 1,803 1,848,016
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 313 294,366
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 1,096 1,123,252
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63%, 07/15/32 ................... EUR 400 470,634
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
4.96%, 07/15/32
(a)
................ 206 243,659
Verisure Holding AB
(c)
9.25%, 10/15/27 ................... 1,305 1,571,272
7.13%, 02/01/28 ................... 568 689,311
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 189,961
Waste Management, Inc., 4.50%, 03/15/28 ... 568 574,850
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 2,416 2,502,485
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 ................... 812 830,558
6.63%, 04/15/30 ................... 907 933,544
7.38%, 10/01/31 ................... 255 266,307
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 1,366 1,424,327
46,219,862
Communications Equipment — 0.1%
CommScope LLC, 4.75%, 09/01/29
(b)
....... 1,402 1,392,999
Motorola Solutions, Inc.
4.60%, 05/23/29 ................... 739 746,947
2.75%, 05/24/31 ................... 2,521 2,301,314
5.20%, 08/15/32 ................... 3,869 3,987,372
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 174 164,052
8,592,684
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 1,071 1,094,980
Arcosa, Inc.
(b)
4.38%, 04/15/29 ................... 938 912,098
6.88%, 08/15/32 ................... 32 33,424
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 1,476 1,471,296
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(l)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 310,573
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 1,411 1,888,532
Heathrow Finance plc
(c)
3.88%, 03/01/27
(d)
.................. 1,745 2,294,538
6.63%, 03/01/31 ................... 821 1,109,446

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Pike Corp., 8.63%, 01/31/31
(b)
........... USD 168 $ 180,221
9,295,108
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a)(b)(k)
................ 2,000 2,074,800
Consumer Finance — 0.6%
AerCap Ireland Capital DAC, 5.00%, 11/15/35 . 1,910 1,889,004
Ally Financial, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(a)(k)
...................... 676 658,375
(SOFR Index + 1.96%), 5.74%, 05/15/29
(a)
. 1,854 1,897,725
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(a)
. 950 1,004,950
(SOFR Index + 1.73%), 5.54%, 01/17/31
(a)
. 4,418 4,500,667
8.00%, 11/01/31 ................... 367 418,369
(1-day SOFR + 1.78%), 5.55%, 07/31/33
(a)
. 2,695 2,704,981
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65%,
01/17/40
(a)
..................... 209 208,928
American Express Co.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 3.55%
(k)
... 683 669,946
(1-day SOFR + 1.22%), 4.92%, 07/20/33 .. 2,348 2,388,875
(1-day SOFR + 1.42%), 5.28%, 07/26/35 .. 1,135 1,171,561
Azorra Finance Ltd.
(b)
7.75%, 04/15/30 ................... 176 184,580
7.25%, 01/15/31 ................... 521 542,513
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a)(b)
.... 46 47,234
Capital One Financial Corp.
(a)
Series M, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(k)
....................... 293 287,631
(1-day SOFR + 1.25%), 4.49%, 09/11/31 .. 4,270 4,235,461
(1-day SOFR + 2.04%), 6.18%, 01/30/36 .. 1,117 1,158,726
(1-day SOFR + 1.63%), 5.20%, 09/11/36 .. 1,185 1,171,967
Ford Motor Credit Co. LLC
7.35%, 11/04/27 ................... 364 379,648
6.80%, 05/12/28 ................... 5,004 5,197,066
5.30%, 09/06/29 ................... 3,905 3,895,271
7.35%, 03/06/30 ................... 1,710 1,830,383
7.20%, 06/10/30 ................... 1,045 1,117,188
4.00%, 11/13/30 ................... 1,895 1,767,677
6.05%, 03/05/31 ................... 1,369 1,400,665
3.63%, 06/17/31 ................... 3,279 2,982,270
General Motors Financial Co., Inc.
4.00%, 10/06/26 ................... 1,050 1,047,693
4.90%, 10/06/29 ................... 3,814 3,858,091
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................... 101 101,252
8.00%, 06/15/28 ................... 239 252,970
6.88%, 04/15/29 ................... 818 848,275
5.88%, 03/15/30 ................... 229 232,149
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 418 431,008
Navient Corp.
9.38%, 07/25/30 ................... 577 637,740
7.88%, 06/15/32 ................... 342 359,872
OneMain Finance Corp.
6.63%, 05/15/29 ................... 776 797,628
5.38%, 11/15/29 ................... 280 276,826
7.88%, 03/15/30 ................... 188 198,933
6.13%, 05/15/30 ................... 503 509,381
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.00%, 09/15/30 ................... USD 319 $ 296,528
7.50%, 05/15/31 ................... 89 93,037
7.13%, 11/15/31 ................... 110 114,068
6.75%, 03/15/32 ................... 2,031 2,068,616
7.13%, 09/15/32 ................... 339 350,200
6.50%, 03/15/33 ................... 783 784,237
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
1,127 1,199,031
Synchrony Financial
(1-day SOFR + 1.40%), 5.02%, 07/29/29
(a)
. 1,245 1,255,735
7.25%, 02/02/33 ................... 2,069 2,207,818
Toyota Motor Credit Corp.
1.90%, 04/06/28 ................... 1,000 951,735
5.05%, 05/16/29 ................... 287 296,156
4.55%, 08/09/29 ................... 256 259,912
3.38%, 04/01/30 ................... 180 174,306
Volkswagen International Finance NV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 200 242,377
(EUAMDB08 + 3.49%), 5.99% ......... 600 731,038
64,288,273
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc., 6.25%, 03/15/33
(b)
..... USD 684 699,527
Bellis Acquisition Co. plc
(c)
8.13%, 05/14/30 ................... GBP 1,440 1,853,352
8.00%, 07/01/31 ................... EUR 1,598 1,904,039
Boots Group Finco LP
5.38%, 08/31/32
(c)
.................. 566 683,620
5.38%, 08/31/32
(b)
.................. 565 682,413
7.38%, 08/31/32
(b)
.................. GBP 245 335,670
7.38%, 08/31/32
(c)
.................. 282 386,362
Cencosud SA, 4.38%, 07/17/27
(c)
......... USD 1,272 1,273,654
ELO SACA, 2.88%, 01/29/26
(c)
........... EUR 1,600 1,870,306
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 188,335
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 1,215 1,408,609
New Immo Holding SA
(c)
3.25%, 07/23/27 ................... 1,200 1,388,235
5.88%, 04/17/28 ................... 300 363,674
4.88%, 12/08/28 ................... 700 831,621
Ocado Group plc
(c)
6.25%, 08/06/29
(m)
................. GBP 600 726,905
11.00%, 06/15/30 .................. 830 1,121,511
Performance Food Group, Inc., 6.13%,
09/15/32
(b)
...................... USD 1,044 1,069,381
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 293 292,977
US Foods, Inc.
(b)
4.75%, 02/15/29 ................... 135 132,981
7.25%, 01/15/32 ................... 148 154,948
17,368,120
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ....................... 3,042 3,132,369
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
.................. 1,489 1,488,641
3.25%, 09/01/28
(b)
.................. 200 190,003
3.00%, 09/01/29
(c)
.................. EUR 782 846,411
4.00%, 09/01/29
(b)
.................. USD 3,069 2,840,411
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
.................. EUR 2,668 3,051,553
4.13%, 08/15/26
(b)
.................. USD 1,400 1,344,000
Ball Corp.
4.25%, 07/01/32 ................... EUR 225 270,189
5.50%, 09/15/33
(b)
.................. USD 301 304,235
Berry Global, Inc., 5.80%, 06/15/31 ........ 4,019 4,249,259

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................... USD 460 $ 465,240
6.88%, 01/15/30 ................... 1,263 1,295,597
8.75%, 04/15/30 ................... 492 505,403
6.75%, 04/15/32 ................... 1,894 1,942,979
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 847 855,564
Fiber Midco SpA, 10.00%, (10.00% Cash or
10.75% PIK), 06/15/29
(c)(j)
............ EUR 371 402,657
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 599,936
Kleopatra Finco SARL
(c)
4.25%, 03/01/26 ................... EUR 2,559 1,691,212
9.00%, 09/01/29
(a)
.................. 1,033 118,784
LABL, Inc.
(b)
5.88%, 11/01/28 ................... USD 430 333,166
9.50%, 11/01/28 ................... 432 367,001
8.63%, 10/01/31 ................... 339 249,041
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/27 ................... 7,293 7,364,493
9.25%, 04/15/27 ................... 541 542,238
OI European Group BV
(c)
6.25%, 05/15/28 ................... EUR 928 1,124,477
5.25%, 06/01/29 ................... 866 1,046,531
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................... USD 83 81,456
5.00%, 04/15/29 ................... 119 118,336
6.50%, 07/15/32 ................... 388 401,855
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
..... EUR 560 660,120
Trivium Packaging Finance BV
6.63%, 07/15/30
(c)
.................. 283 349,272
6.63%, 07/15/30
(b)
.................. 130 160,443
8.25%, 07/15/30
(b)
.................. USD 641 683,783
12.25%, 01/15/31
(b)
................. 200 216,468
39,293,123
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 30 28,464
Gates Corp., 6.88%, 07/01/29 ........... 327 339,312
Resideo Funding, Inc.
4.00%, 09/01/29 ................... 190 181,490
6.50%, 07/15/32 ................... 962 985,958
1,535,224
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 1,163 1,178,159
Multiversity SpA, (3-mo. EURIBOR at 4.25%
Floor + 4.25%), 6.27%, 10/30/28
(a)(c)
...... EUR 600 708,445
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27%, 05/17/31
(a)
................ 1,315 1,555,389
7.13%, 05/17/31 ................... 819 1,035,989
Service Corp. International
4.00%, 05/15/31 ................... USD 419 395,051
5.75%, 10/15/32 ................... 2,036 2,062,627
Sotheby's
(b)
7.38%, 10/15/27 ................... 794 791,762
5.88%, 06/01/29 ................... 400 364,473
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,000 1,053,620
9,145,515
Diversified REITs — 0.2%
CFE Fibra E, 5.88%, 09/23/40
(b)
.......... 642 644,761
Digital Realty Trust LP, 1.88%, 11/15/29
(b)(m)
... 89 93,450
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 293 284,387
GLP Capital LP
5.75%, 06/01/28 ................... 67 68,858
4.00%, 01/15/30 ................... 354 342,824
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
3.25%, 01/15/32 ................... USD 754 $ 678,353
6.75%, 12/01/33 ................... 362 392,248
5.63%, 09/15/34 ................... 969 980,748
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 570 549,218
Simon Property Group LP, 4.38%, 10/01/30 ... 2,780 2,786,361
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 580 628,720
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a)(c)
(k)
........................... EUR 1,300 1,550,315
Uniti Group LP, 10.50%, 02/15/28
(b)
........ USD 2,716 2,860,491
VICI Properties LP
4.63%, 12/01/29
(b)
.................. 1,263 1,250,560
4.95%, 02/15/30 ................... 843 852,778
4.13%, 08/15/30
(b)
.................. 4,674 4,517,117
18,481,189
Diversified Telecommunication Services — 0.6%
Altice Financing SA
3.00%, 01/15/28
(c)
.................. EUR 1,195 1,081,490
5.00%, 01/15/28
(b)
.................. USD 200 155,500
5.75%, 08/15/29
(b)
.................. 400 301,000
Altice France SA
3.38%, 01/15/28
(c)
.................. EUR 2,316 2,338,426
5.50%, 01/15/28
(b)
.................. USD 433 381,040
4.13%, 01/15/29
(c)
.................. EUR 346 350,364
5.13%, 01/15/29
(b)
.................. USD 539 463,540
5.13%, 07/15/29
(b)
.................. 1,284 1,096,536
4.25%, 10/15/29
(c)
.................. EUR 353 359,423
5.50%, 10/15/29
(b)
.................. USD 976 844,178
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(f)(l)
1,000 5,582
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a)(c)
........... GBP 1,726 2,490,787
CCO Holdings LLC
5.38%, 06/01/29
(b)
.................. USD 693 688,379
6.38%, 09/01/29
(b)
.................. 431 436,920
4.75%, 03/01/30
(b)
.................. 936 898,155
4.50%, 08/15/30
(b)
.................. 810 764,976
4.25%, 02/01/31
(b)
.................. 396 364,808
7.38%, 03/01/31
(b)
.................. 2,543 2,623,829
4.75%, 02/01/32
(b)
.................. 202 186,802
4.50%, 05/01/32 ................... 41 37,313
4.50%, 06/01/33
(b)
.................. 59 52,454
4.25%, 01/15/34
(b)
.................. 2,869 2,480,431
Digi Romania SA, 3.25%, 02/05/28
(c)
....... EUR 1,100 1,270,469
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... 1,869 2,247,562
Fibercop SpA
4.75%, 06/30/30
(c)
.................. 1,181 1,408,376
5.13%, 06/30/32
(c)
.................. 262 312,650
Series 2033, 6.38%, 11/15/33
(b)
......... USD 222 220,330
Series 2034, 6.00%, 09/30/34
(b)
......... 200 190,632
Frontier Communications Holdings LLC
5.88%, 10/15/27
(b)
.................. 361 360,782
5.00%, 05/01/28
(b)
.................. 538 536,790
6.75%, 05/01/29
(b)
.................. 128 129,277
5.88%, 11/01/29 ................... 309 311,998
6.00%, 01/15/30
(b)
.................. 264 267,105
8.75%, 05/15/30
(b)
.................. 889 928,689
8.63%, 03/15/31
(b)
.................. 496 522,914
Iliad SA, 4.25%, 01/09/32
(c)
............. EUR 1,100 1,298,466
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 766 910,282
Level 3 Financing, Inc.
(b)
3.63%, 01/15/29 ................... USD 96 83,083
4.88%, 06/15/29 ................... 1,936 1,819,940
4.50%, 04/01/30 ................... 1,211 1,106,675

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.88%, 10/15/30 ................... USD 380 $ 331,339
4.00%, 04/15/31 ................... 95 82,006
6.88%, 06/30/33 ................... 4,021 4,098,462
7.00%, 03/31/34 ................... 2,921 2,971,560
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 4,589 5,607,067
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 ................... USD 397 389,564
4.13%, 04/15/30 ................... 397 389,413
10.00%, 10/15/32 .................. 396 400,513
Maya SAS, 7.00%, 04/15/32
(b)
........... 679 692,447
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 746 755,717
Sprint Capital Corp., 6.88%, 11/15/28 ....... 3,647 3,922,889
TalkTalk Telecom Group Ltd., 8.25%, 02/29/28
(c)
GBP 647 616,191
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... USD 334 328,519
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,024 1,134,379
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 536,000
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
.. 520 482,980
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
.................. GBP 361 473,868
5.50%, 05/15/29
(b)
.................. USD 400 395,478
4.13%, 08/15/30
(c)
.................. GBP 1,242 1,524,718
4.50%, 08/15/30
(b)
.................. USD 258 243,253
Windstream Services LLC
(b)
8.25%, 10/01/31 ................... 3,702 3,834,815
7.50%, 10/15/33 ................... 643 642,826
Zayo Group Holdings, Inc.
(a)(b)
6.25%, 03/09/30 ................... 1,957 1,873,598
9.00%, 09/09/30 ................... 186 175,981
64,231,536
Electric Utilities — 1.1%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 310 320,734
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
...................... 584 552,126
Alabama Power Co., 3.05%, 03/15/32 ...... 500 461,581
Alliant Energy Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56
(a)
............ 1,315 1,316,645
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 318,978
American Electric Power Co., Inc.
(a)
Series C, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80%, 03/15/56 ................. 2,060 2,052,782
Series D, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05%, 03/15/56 ................. 985 986,385
Arizona Public Service Co., 5.70%, 08/15/34 .. 1,680 1,760,219
Baltimore Gas & Electric Co.
5.30%, 06/01/34 ................... 125 130,013
5.45%, 06/01/35 ................... 600 623,237
California Buyer Ltd.
5.63%, 02/15/32
(c)
.................. EUR 1,754 2,143,098
6.38%, 02/15/32
(b)
.................. USD 236 241,884
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 535 540,701
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(c)
.................. EUR 875 1,051,574
6.75%, 02/28/30
(b)
.................. USD 648 673,104
DTE Electric Co.
5.20%, 03/01/34 ................... 208 215,273
Series A, 6.63%, 06/01/36 ............. 115 130,029
Duke Energy Carolinas LLC
2.55%, 04/15/31 ................... 773 707,640
6.45%, 10/15/32 ................... 244 270,046
4.95%, 01/15/33 ................... 834 857,436
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ USD 139 $ 146,823
Duke Energy Florida LLC
1.75%, 06/15/30 ................... 217 194,243
2.40%, 12/15/31 ................... 431 387,422
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 6.01%, 09/15/35
(e)(i)
..... 2,980 3,032,150
Duke Energy Progress LLC
3.40%, 04/01/32 ................... 934 881,850
5.70%, 04/01/35 ................... 30 31,466
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(a)(c)
........... EUR 2,700 3,280,085
Enel Finance International NV, 4.38%, 09/30/30
(b)
USD 4,375 4,345,245
Eversource Energy
2.90%, 03/01/27 ................... 1,695 1,664,660
5.95%, 02/01/29 ................... 881 922,438
Exelon Corp., 4.05%, 04/15/30 ........... 135 133,538
FirstEnergy Corp.
Series B, 3.90%, 07/15/27
(d)
........... 3,905 3,881,051
2.65%, 03/01/30 ................... 2,833 2,628,444
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,382 1,382,822
Florida Power & Light Co.
4.80%, 05/15/33 ................... 144 146,480
4.95%, 06/01/35 ................... 140 142,179
Georgia Power Co.
4.55%, 03/15/30 ................... 2,856 2,900,190
4.70%, 05/15/32 ................... 1,523 1,541,389
5.25%, 03/15/34 ................... 168 173,299
Interstate Power & Light Co.
5.70%, 10/15/33 ................... 136 142,609
4.95%, 09/30/34 ................... 882 877,007
MidAmerican Energy Co.
5.35%, 01/15/34 ................... 143 149,342
5.75%, 11/01/35 ................... 80 85,600
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... 511 507,934
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 ................... 895 904,733
4.85%, 02/04/28 ................... 1,090 1,109,216
2.75%, 11/01/29 ................... 794 750,509
2.44%, 01/15/32 ................... 571 504,539
5.05%, 02/28/33 ................... 74 75,585
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 172 184,854
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38%,
08/15/55
(a)
..................... 295 306,317
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
..................... 1,101 1,073,651
Northern States Power Co., 5.05%, 05/15/35 .. 188 191,743
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................... 2,180 2,089,736
5.75%, 07/15/29 ................... 764 764,914
6.00%, 02/01/33 ................... 1,182 1,200,405
5.75%, 01/15/34 ................... 1,106 1,104,871
6.25%, 11/01/34 ................... 1,664 1,705,752
6.00%, 01/15/36 ................... 2,948 2,948,423
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ............ 797 689,632
5.00%, 06/01/33 ................... 660 668,999
5.65%, 06/01/34 ................... 302 315,761
Series F, 5.85%, 10/01/35 ............. 129 135,405

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
5.55%, 05/15/29 ................... USD 1,500 $ 1,544,011
4.55%, 07/01/30 ................... 5,838 5,797,448
2.50%, 02/01/31 ................... 5,344 4,760,981
3.25%, 06/01/31 ................... 999 918,625
5.80%, 05/15/34 ................... 3,150 3,263,916
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 86,742
PECO Energy Co.
4.90%, 06/15/33 ................... 537 548,410
5.95%, 10/01/36 ................... 197 213,456
PG&E Corp.
5.25%, 07/01/30 ................... 523 515,754
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38%,
03/15/55
(a)
..................... 3,476 3,571,069
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 2,307 2,372,492
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 594,219
Public Service Electric & Gas Co.
1.90%, 08/15/31 ................... 427 374,486
3.10%, 03/15/32 ................... 179 165,608
4.90%, 12/15/32 ................... 824 842,755
Series Q, 5.05%, 03/01/35 ............ 1,120 1,142,361
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ............ 1,010 895,558
2.75%, 02/01/32 ................... 1,160 1,019,990
Southern Co. (The)
5.20%, 06/15/33 ................... 2,256 2,319,292
5.70%, 03/15/34 ................... 588 621,019
4.85%, 03/15/35 ................... 1,475 1,459,870
System Energy Resources, Inc., 5.30%, 12/15/34 573 576,751
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... 2,884 2,956,968
Vistra Operations Co. LLC
(b)
4.38%, 05/01/29 ................... 7,333 7,179,454
4.30%, 07/15/29 ................... 400 396,925
7.75%, 10/15/31 ................... 275 291,003
6.88%, 04/15/32 ................... 777 812,646
5.70%, 12/30/34 ................... 2,401 2,484,608
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,291,942
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 1,040 1,089,920
112,765,075
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a)(c)(k)
........... EUR 1,380 1,690,084
Schneider Electric SE, 1.25%, 09/23/33
(c)(m)
... 1,000 1,185,708
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... USD 289 282,203
3,157,995
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 432 426,040
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 162 166,099
Sensata Technologies, Inc.
4.38%, 02/15/30 ................... 868 837,755
3.75%, 02/15/31 ................... 904 834,282
6.63%, 07/15/32 ................... 1,511 1,563,550
Zebra Technologies Corp., 6.50%, 06/01/32 ... 128 131,466
3,959,192
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................... 151 151,007
6.25%, 04/01/28 ................... 456 456,631
6.63%, 09/01/32 ................... 1,536 1,575,601
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 442 525,941
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 210 222,534
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... USD 170 $ 173,090
Kodiak Gas Services LLC
(b)
7.25%, 02/15/29 ................... 855 887,204
6.50%, 10/01/33 ................... 573 583,415
6.75%, 10/01/35 ................... 430 441,505
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 313 317,729
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 183 189,416
Oceaneering International, Inc., 6.00%, 02/01/28 360 364,452
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 2,141 2,627,203
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 272 269,880
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 320 343,184
Transocean International Ltd.
(b)
8.00%, 02/01/27 ................... 538 537,252
8.25%, 05/15/29 ................... 203 200,131
8.75%, 02/15/30 ................... 21 22,095
8.50%, 05/15/31 ................... 329 322,430
7.88%, 10/15/32 ................... 357 357,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 96 97,874
USA Compression Partners LP
(b)
7.13%, 03/15/29 ................... 858 884,876
6.25%, 10/01/33 ................... 1,020 1,023,902
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 562 583,268
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 751 800,164
Weatherford International Ltd.
(b)
8.63%, 04/30/30 ................... 704 719,664
6.75%, 10/15/33 ................... 917 917,638
15,595,086
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 83 86,266
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 290 251,498
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
...................... 132 131,127
Netflix, Inc., 5.38%, 11/15/29
(b)
........... 388 406,009
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 354,227
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,607,917
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 141,383
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
648 614,524
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ................... 2,127 2,097,754
5.05%, 03/15/42 ................... 3,167 2,528,279
9,218,984
Financial Services — 0.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 375 372,527
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,020 3,050,579
Block, Inc.
2.75%, 06/01/26 ................... 102 100,660
5.63%, 08/15/30
(b)
.................. 528 534,958
6.50%, 05/15/32 ................... 2,874 2,974,607
6.00%, 08/15/33
(b)
.................. 812 831,521
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,012,093
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c)(j)
............. GBP 946 1,267,291
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 260 266,864
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(b)
...................... 451 452,659
Encore Issuances SA, Series 155, (3-mo.
EURIBOR + 10.00%), 2.13%, 11/06/25
(a)(c)
.. EUR 302 346,801

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.13%, 04/15/38
(a)(c)
......... EUR 300 $ 352,441
Fidelity National Information Services, Inc.
2.25%, 03/01/31 ................... USD 481 427,634
5.10%, 07/15/32 ................... 1,595 1,634,573
Fiserv, Inc.
5.60%, 03/02/33 ................... 582 609,813
5.63%, 08/21/33 ................... 742 778,990
5.45%, 03/15/34 ................... 191 197,383
5.15%, 08/12/34 ................... 174 176,080
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 ................... 240 252,522
9.13%, 05/15/31 ................... 585 622,178
8.38%, 04/01/32 ................... 559 585,916
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 1,073 1,281,211
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c)(j)
....... 183 16,473
Global Payments, Inc.
2.15%, 01/15/27 ................... USD 1,406 1,369,976
3.20%, 08/15/29 ................... 208 197,534
5.30%, 08/15/29 ................... 91 93,061
2.90%, 11/15/31 ................... 265 237,635
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 197 200,492
Intrum Investments & Financing AB
(c)
7.75%, 09/11/27 ................... EUR 390 422,088
8.00%, 09/11/27 ................... 802 957,434
Series 1, 7.75%, 09/11/28
(b)
............ 1,072 1,110,719
8.50%, 09/11/29 ................... 487 500,785
ION Platform Finance SARL
(c)
6.50%, 09/30/30 ................... 729 855,883
6.88%, 09/30/32 ................... 562 659,816
ION Platform Finance US, Inc., 7.88%,
09/30/32
(b)
...................... USD 1,912 1,899,438
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... 633 611,595
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 ................... 688 683,288
5.63%, 01/15/30 ................... 600 565,746
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
6.73%, 08/22/26
(a)(c)(e)
............... EUR 4,688 5,495,576
Nationstar Mortgage Holdings, Inc.
(b)
6.50%, 08/01/29 ................... USD 558 572,445
5.13%, 12/15/30 ................... 185 186,628
5.75%, 11/15/31 ................... 165 166,733
7.13%, 02/01/32 ................... 1,545 1,612,676
Nationwide Building Society
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75%
(c)(k)
... GBP 2,541 3,400,304
(1-day SOFR + 1.06%), 4.65%, 07/14/29
(b)
. USD 2,400 2,419,609
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(c)(k)
... GBP 499 688,004
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88%
(c)(k)
... 225 313,435
NTT Finance Corp.
(b)
4.57%, 07/16/27 ................... USD 2,067 2,081,906
4.62%, 07/16/28 ................... 735 742,268
4.88%, 07/16/30 ................... 1,210 1,229,447
5.17%, 07/16/32 ................... 1,282 1,312,983
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 ................... 796 844,792
7.13%, 11/15/30 ................... 81 84,342
6.88%, 05/15/32 ................... 427 442,456
6.75%, 02/15/34 ................... 658 671,217
Security
Par (000)
Par (000) Value
Financial Services (continued)
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 1,839 $ 2,121,827
ProGroup AG
(c)
5.13%, 04/15/29 ................... 668 798,257
5.38%, 04/15/31 ................... 1,026 1,216,284
Rocket Cos., Inc.
(b)
6.13%, 08/01/30 ................... USD 2,487 2,552,458
6.38%, 08/01/33 ................... 1,832 1,890,833
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................... 733 717,995
3.88%, 03/01/31 ................... 54 50,427
4.00%, 10/15/33 ................... 369 337,002
Shift4 Payments LLC
6.75%, 08/15/32
(b)
.................. 2,560 2,646,761
5.50%, 05/15/33
(c)
.................. EUR 1,181 1,443,753
5.50%, 05/15/33
(b)
.................. 415 507,331
Stena International SA
7.25%, 01/15/31
(b)
.................. USD 868 884,942
7.25%, 01/15/31
(c)
.................. 1,138 1,160,213
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,124,668), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a)(c)(e)(i)
........ EUR 4,644 5,416,087
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ 2,952 739,091
UWM Holdings LLC
(b)
6.63%, 02/01/30 ................... USD 616 626,646
6.25%, 03/15/31 ................... 322 320,467
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 162 165,669
WEX, Inc., 6.50%, 03/15/33
(b)
........... 932 951,836
Worldline SA
(c)
0.00%, 07/30/26
(m)(n)
................ EUR 114 127,394
0.88%, 06/30/27 ................... 800 791,095
5.25%, 11/27/29 ................... 300 272,637
5.50%, 06/10/30 ................... 400 363,977
76,879,067
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 99 95,922
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b)(j)
............. 3,687 3,729,644
Chobani LLC
(b)
4.63%, 11/15/28 ................... 855 845,451
7.63%, 07/01/29 ................... 1,269 1,323,246
Darling Global Finance BV
4.50%, 07/15/32
(c)
.................. EUR 1,191 1,411,755
4.50%, 07/15/32
(b)
.................. 285 337,826
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 333 336,184
Fiesta Purchaser, Inc.
(b)
7.88%, 03/01/31 ................... 47 49,600
9.63%, 09/15/32 ................... 96 103,641
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
.. EUR 909 1,076,612
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.76%, 12/15/29
(a)(c)
........... 1,150 1,359,884
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................... USD 562 559,494
3.75%, 04/01/30 ................... 198 192,033
5.20%, 03/15/32 ................... 186 190,589
5.40%, 03/15/35 ................... 2,767 2,827,128
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 286,147
Mars, Inc., 4.80%, 03/01/30
(b)
........... 2,258 2,300,399
Post Holdings, Inc.
(b)
4.63%, 04/15/30 ................... 50 48,201
4.50%, 09/15/31 ................... 107 99,965
6.25%, 02/15/32 ................... 13 13,365
6.38%, 03/01/33 ................... 703 709,544
6.25%, 10/15/34 ................... 837 843,966

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... USD 345 $ 330,741
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 ................... EUR 240 283,021
7.25%, 04/15/28 ................... 850 1,026,794
20,381,152
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
................ USD 229 236,881
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 192 201,001
Atmos Energy Corp.
1.50%, 01/15/31 ................... 184 159,748
5.90%, 11/15/33 ................... 218 236,399
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 550,640
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 239 227,406
1,612,075
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
.................. EUR 1,053 1,282,472
7.00%, 05/21/30
(b)
.................. USD 1,522 1,574,204
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................... EUR 581 653,007
6.13%, 11/30/28 ................... GBP 794 996,927
6.50%, 07/10/31 ................... EUR 2,035 2,233,651
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 522 459,465
Boels Topholding BV
(c)
6.25%, 02/15/29 ................... 1,209 1,465,819
5.75%, 05/15/30 ................... 1,381 1,681,576
CSX Corp., 3.80%, 03/01/28 ............ USD 676 673,261
EC Finance plc, 3.25%, 10/15/26
(c)(d)
....... EUR 799 919,235
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 2,397 3,437,300
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 145 154,967
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 569 578,185
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 155 164,323
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.51%, 07/31/30
(a)
................ EUR 1,505 1,773,889
5.00%, 04/30/31 ................... 1,851 2,198,818
Loxam SAS
(c)
6.38%, 05/31/29 ................... 496 603,036
4.25%, 02/15/30 ................... 558 658,369
4.25%, 02/15/31 ................... 894 1,050,019
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(k)
... GBP 1,031 846,563
4.88%, 09/26/31 ................... EUR 1,202 1,110,897
Norfolk Southern Corp.
5.05%, 08/01/30 ................... USD 2,225 2,306,744
4.45%, 03/01/33 ................... 1,482 1,473,173
5.10%, 05/01/35 ................... 905 924,009
Penske Truck Leasing Co. LP
(b)
5.35%, 01/12/27 ................... 1,035 1,047,533
4.20%, 04/01/27 ................... 414 413,391
5.55%, 05/01/28 ................... 265 272,875
5.35%, 03/30/29 ................... 952 979,058
5.25%, 07/01/29 ................... 635 652,958
Ryder System, Inc., 6.60%, 12/01/33 ....... 553 619,350
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.74%, 04/22/30 ................. EUR 2,373 2,761,432
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28%, 02/24/31
(b)(c)
............... 174 198,917
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Uber Technologies, Inc.
4.30%, 01/15/30 ................... USD 2,078 $ 2,084,014
4.80%, 09/15/34 ................... 375 375,704
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 295 305,346
38,930,487
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................... 1,132 1,113,500
3.88%, 11/01/29 ................... 71 67,519
Bausch + Lomb Corp.
8.38%, 10/01/28
(b)
.................. 2,448 2,551,275
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87%, 01/15/31
(a)(c)
............... EUR 544 647,118
Baxter International, Inc.
3.95%, 04/01/30 ................... USD 355 348,001
2.54%, 02/01/32 ................... 302 264,761
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,723,360
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 445 458,632
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 271 281,740
Medline Borrower LP
(b)
3.88%, 04/01/29 ................... 164 158,169
6.25%, 04/01/29 ................... 1,537 1,576,047
5.25%, 10/01/29 ................... 3,407 3,377,540
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 330,447
Solventum Corp.
5.40%, 03/01/29 ................... 2,185 2,254,899
5.45%, 03/13/31 ................... 5,381 5,611,316
5.60%, 03/23/34 ................... 2,202 2,292,567
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 226,804
23,283,695
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 143,270
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 872 858,175
Banner Health
2.34%, 01/01/30 ................... 87 80,687
1.90%, 01/01/31 ................... 36 31,928
Centene Corp.
4.25%, 12/15/27 ................... 5,915 5,808,633
4.63%, 12/15/29 ................... 2,374 2,301,299
3.38%, 02/15/30 ................... 3,595 3,306,275
3.00%, 10/15/30 ................... 25 22,338
2.63%, 08/01/31 ................... 1,761 1,512,743
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 1,100 1,326,877
CommonSpirit Health, 5.21%, 12/01/31 ..... USD 568 586,968
Community Health Systems, Inc.
(b)
6.00%, 01/15/29 ................... 921 893,960
5.25%, 05/15/30 ................... 399 360,953
4.75%, 02/15/31 ................... 651 562,951
10.88%, 01/15/32 .................. 629 666,172
9.75%, 01/15/34 ................... 1,976 2,024,412
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 208 215,984
DaVita, Inc.
(b)
6.88%, 09/01/32 ................... 187 193,178
6.75%, 07/15/33 ................... 522 538,285
Elevance Health, Inc.
4.10%, 05/15/32 ................... 211 204,966
4.60%, 09/15/32 ................... 3,260 3,240,191
5.38%, 06/15/34 ................... 2,080 2,144,880
5.20%, 02/15/35 ................... 195 198,741
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 1,179 1,473,583
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 164,364

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HCA, Inc.
5.25%, 03/01/30 ................... USD 4,480 $ 4,625,248
3.50%, 09/01/30 ................... 3,582 3,421,391
5.45%, 04/01/31 ................... 2,195 2,281,657
5.45%, 09/15/34 ................... 2,459 2,522,419
5.75%, 03/01/35 ................... 2,031 2,123,358
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 1,648 1,597,942
Humana, Inc.
4.88%, 04/01/30 ................... 598 605,205
5.38%, 04/15/31 ................... 580 596,594
2.15%, 02/03/32 ................... 434 370,135
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................... 188 203,592
11.00%, 10/15/30 .................. 1,759 1,938,694
8.38%, 02/15/32 ................... 776 826,990
10.00%, 06/01/32 .................. 494 518,680
Mehilainen Yhtiot Oy
(c)
5.13%, 06/30/32 ................... EUR 911 1,092,245
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.38%, 06/30/32
(a)
................ 221 261,206
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... USD 491 496,455
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ....................... 136 118,075
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 391,553
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 125 130,000
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,635 1,728,511
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
1,996 2,050,383
Sutter Health
Series 2018, 3.70%, 08/15/28 .......... 544 539,248
Series 20A, 2.29%, 08/15/30 ........... 291 266,201
5.16%, 08/15/33 ................... 485 498,286
Tenet Healthcare Corp.
6.13%, 06/15/30 ................... 141 142,799
6.75%, 05/15/31 ................... 1,283 1,328,262
UnitedHealth Group, Inc.
4.40%, 06/15/28 ................... 950 959,251
5.30%, 02/15/30 ................... 2,986 3,108,430
4.65%, 01/15/31 ................... 4,826 4,890,727
4.90%, 04/15/31 ................... 1,835 1,881,471
4.95%, 01/15/32 ................... 1,657 1,697,814
5.30%, 06/15/35 ................... 430 444,501
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
671 687,092
73,206,228
Health Care REITs — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
243 246,968
Healthpeak OP LLC
3.00%, 01/15/30 ................... 337 318,487
5.25%, 12/15/32 ................... 1,093 1,123,945
MPT Operating Partnership LP
7.00%, 02/15/32
(c)
.................. EUR 1,148 1,408,361
7.00%, 02/15/32
(b)
.................. 305 374,172
8.50%, 02/15/32
(b)
.................. USD 1,875 1,992,304
Ventas Realty LP
5.63%, 07/01/34 ................... 569 592,489
5.00%, 01/15/35 ................... 2,450 2,451,132
Welltower OP LLC
4.50%, 07/01/30 ................... 4,899 4,944,704
2.75%, 01/15/32 ................... 1,064 963,031
3.85%, 06/15/32 ................... 970 929,317
15,344,910
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 1,391 1,430,144
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... USD 367 $ 378,338
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 129 130,923
RHP Hotel Properties LP
(b)
4.50%, 02/15/29 ................... 77 75,516
6.50%, 04/01/32 ................... 2,179 2,240,209
6.50%, 06/15/33 ................... 423 435,643
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 56 55,435
Service Properties Trust
0.00%, 09/30/27
(b)(n)
................. 479 422,253
8.63%, 11/15/31
(b)
.................. 3,632 3,866,969
8.88%, 06/15/32 ................... 705 708,961
XHR LP, 6.63%, 05/15/30
(b)
............. 122 125,352
8,439,599
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
4.38%, 01/15/28 ................... 275 270,210
4.00%, 10/15/30 ................... 443 417,493
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
.................. EUR 2,239 2,757,093
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 885 1,040,362
Arcos Dorados BV, 6.38%, 01/29/32
(c)
...... USD 604 636,544
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
07/18/30
(a)(c)
..................... EUR 1,057 1,186,533
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 403 395,381
Caesars Entertainment, Inc.
(b)
7.00%, 02/15/30 ................... 918 944,261
6.50%, 02/15/32 ................... 939 957,769
Carnival Corp.
(b)
5.88%, 06/15/31 ................... 354 362,759
5.75%, 08/01/32 ................... 3,068 3,122,236
6.13%, 02/15/33 ................... 1,026 1,051,687
Carnival plc, 4.13%, 07/15/31
(b)
.......... EUR 615 730,932
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 ................... USD 608 599,895
5.75%, 04/01/30 ................... 1,250 1,248,873
6.75%, 05/01/31 ................... 1,017 1,042,278
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 1,623 2,178,699
Essendi SA
(c)
5.38%, 05/15/30 ................... EUR 659 796,458
5.50%, 11/15/31 ................... 372 449,733
5.63%, 05/15/32 ................... 955 1,156,072
(3-mo. EURIBOR + 3.75%), 5.79%,
05/15/32
(a)
..................... 389 460,623
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................... USD 222 211,286
6.75%, 01/15/30 ................... 311 291,852
Flutter Treasury DAC
4.00%, 06/04/31
(c)
.................. EUR 1,181 1,389,463
5.88%, 06/04/31
(b)
.................. USD 800 812,016
6.13%, 06/04/31
(c)
.................. GBP 258 349,692
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 1,061 1,249,244
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 2,455 3,050,730
GENM Capital Labuan Ltd., 3.88%, 04/19/31
(c)
. USD 680 626,319
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 604 597,257
Hilton Domestic Operating Co., Inc.
(b)
6.13%, 04/01/32 ................... 138 141,868
5.88%, 03/15/33 ................... 938 957,507
5.75%, 09/15/33 ................... 51 51,681
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................... 183 187,826

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.50%, 09/01/31 ................... USD 380 $ 395,184
6.25%, 10/01/33 ................... 443 443,753
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 945 963,229
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 862 1,042,785
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 301,566
Melco Resorts Finance Ltd.
(b)
5.75%, 07/21/28 ................... 200 199,900
5.38%, 12/04/29 ................... 1,088 1,062,922
7.63%, 04/17/32 ................... 1,114 1,166,915
6.50%, 09/24/33 ................... 686 689,408
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 600 517,021
MGM Resorts International, 6.13%, 09/15/29 .. 637 648,337
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 406 394,673
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 316 328,337
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 1,285 1,359,047
NCL Corp. Ltd.
(b)
5.88%, 01/15/31 ................... USD 797 796,970
6.75%, 02/01/32 ................... 1,032 1,061,342
6.25%, 09/15/33 ................... 1,303 1,309,744
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................... EUR 376 462,556
10.00%, 10/11/28 .................. GBP 1,379 1,956,669
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................... USD 270 145,800
5.88%, 09/01/31 ................... 342 176,323
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 188 190,507
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
256 258,283
Sabre GLBL, Inc.
(b)
8.63%, 06/01/27 ................... 163 165,334
10.75%, 11/15/29 .................. 415 401,056
11.13%, 07/15/30 .................. 605 585,912
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 274,265
Station Casinos LLC
(b)
4.50%, 02/15/28 ................... 519 510,263
4.63%, 12/01/31 ................... 148 139,611
6.63%, 03/15/32 ................... 596 612,237
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.66%,
07/31/29
(a)
..................... EUR 924 1,069,051
10.75%, 07/31/29 .................. GBP 785 1,058,634
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 558 680,604
TUI Cruises GmbH
(c)
6.25%, 04/15/29 ................... 1,261 1,547,928
5.00%, 05/15/30 ................... 714 860,644
Vail Resorts, Inc.
(b)
5.63%, 07/15/30 ................... USD 290 291,812
6.50%, 05/15/32 ................... 402 415,648
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................... 325 325,125
7.00%, 02/15/29 ................... 87 87,440
9.13%, 07/15/31 ................... 835 896,222
5.88%, 10/15/33 ................... 1,109 1,109,778
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 76 75,935
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 472 499,135
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 279 272,357
Wynn Macau Ltd.
(b)
5.63%, 08/26/28 ................... 2,704 2,698,619
5.13%, 12/15/29 ................... 414 404,954
6.75%, 02/15/34 ................... 847 858,604
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................... USD 224 $ 224,345
7.13%, 02/15/31 ................... 1,388 1,493,968
6.25%, 03/15/33 ................... 845 858,081
66,011,465
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................... 294 281,527
4.63%, 04/01/30 ................... 126 119,282
6.88%, 08/01/33 ................... 610 615,232
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 62,961
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................... 986 939,631
4.88%, 02/15/30 ................... 969 908,767
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 316 318,768
DR Horton, Inc., 5.50%, 10/15/35 ......... 746 773,452
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 119,307
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 58,717
K. Hovnanian Enterprises, Inc.
(b)
8.00%, 04/01/31 ................... 543 556,810
8.38%, 10/01/33 ................... 594 609,000
LGI Homes, Inc.
(b)
8.75%, 12/15/28 ................... 166 174,270
7.00%, 11/15/32 ................... 273 266,564
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 502 484,506
Meritage Homes Corp., 1.75%, 05/15/28
(m)
... 634 648,875
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 245 257,258
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 310 327,898
Somnigroup International, Inc.
(b)
4.00%, 04/15/29 ................... 298 286,005
3.88%, 10/15/31 ................... 108 98,914
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 197 206,440
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 363 362,604
Whirlpool Corp.
6.13%, 06/15/30 ................... 114 114,893
6.50%, 06/15/33 ................... 272 271,440
8,863,121
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 130,130
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30%, 03/15/29 ................... 483 501,837
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
..................... 860 909,545
AES Corp. (The)
3.95%, 07/15/30
(b)
.................. 268 258,788
2.45%, 01/15/31 ................... 1,325 1,186,593
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60%,
01/15/55
(a)
..................... 308 319,044
Calpine Corp.
(b)
4.50%, 02/15/28 ................... 12 11,950
5.13%, 03/15/28 ................... 4,738 4,740,416
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................... 431 425,800
3.75%, 01/15/32 ................... 567 508,961
Colbun SA, 3.15%, 01/19/32
(b)
........... 539 490,247
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 100,578
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(k)
..................... 2,514 2,571,465
XPLR Infrastructure LP
(b)(m)
0.00%, 11/15/25
(n)
.................. 1,000 992,500

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
2.50%, 06/15/26 ................... USD 1,506 $ 1,468,350
14,486,074
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 08/26/29 ................... 2,334 2,185,812
5.15%, 03/15/35 ................... 3,792 3,884,078
Honeywell International, Inc.
4.70%, 02/01/30 ................... 1,517 1,546,413
4.95%, 09/01/31 ................... 2,943 3,042,489
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 3,245 3,303,385
13,962,177
Industrial REITs — 0.0%
Prologis LP
2.25%, 01/15/32 ................... 260 228,858
5.13%, 01/15/34 ................... 255 261,890
5.00%, 03/15/34 ................... 242 245,891
5.00%, 01/31/35 ................... 826 837,099
1,573,738
Insurance — 0.6%
Achmea BV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ........................ EUR 400 469,877
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ........................ 300 366,830
Acrisure LLC, 6.75%, 07/01/32
(b)
.......... USD 185 190,492
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 1,773 1,804,009
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a)(c)(k)
..................... EUR 567 685,079
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................... USD 2,437 2,396,538
6.75%, 10/15/27 ................... 3,230 3,236,958
6.75%, 04/15/28 ................... 337 342,973
5.88%, 11/01/29 ................... 1,066 1,060,441
7.00%, 01/15/31 ................... 1,030 1,064,225
7.38%, 10/01/32 ................... 2,037 2,098,991
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 ................... 230 234,676
4.88%, 06/30/29 ................... 900 874,702
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33
(b)
. 516 528,201
Aon Corp.
2.80%, 05/15/30 ................... 912 856,001
2.60%, 12/02/31 ................... 207 186,396
5.00%, 09/12/32 ................... 525 540,348
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
284 296,388
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
.................. EUR 2,310 2,803,235
7.75%, 02/15/31
(b)
.................. USD 2,804 2,934,075
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
3,339 3,510,272
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,235 1,249,602
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a)(c)(k)
........ EUR 863 1,085,371
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(a)(c)(k)
................ 400 490,372
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
..................... GBP 466 521,098
Howden UK Refinance plc
(b)
7.25%, 02/15/31 ................... USD 3,394 3,494,364
8.13%, 02/15/32 ................... 1,475 1,530,310
HUB International Ltd.
(b)
7.25%, 06/15/30 ................... 4,396 4,584,611
7.38%, 01/31/32 ................... 8,189 8,527,525
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
(b)
8.50%, 03/15/30 ................... USD 644 $ 676,593
6.88%, 10/01/33 ................... 643 639,629
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a)(c)(k)
GBP 550 668,499
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
................ 793 1,016,059
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................... USD 204 184,839
5.88%, 08/01/33 ................... 370 400,094
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,710,167
Metropolitan Life Global Funding I
(b)
5.40%, 09/12/28 ................... 400 414,537
3.05%, 06/17/29 ................... 150 143,890
2.95%, 04/09/30 ................... 717 678,020
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
...................... 147 150,133
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a)(c)(k)
............... EUR 1,839 2,187,617
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 5,026 5,227,633
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(k)
......... 600 643,500
Ryan Specialty LLC
(b)
4.38%, 02/01/30 ................... 392 379,803
5.88%, 08/01/32 ................... 614 620,868
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 800 989,032
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 741 777,071
66,471,944
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88%, 03/01/33 ................... 1,126 1,150,883
6.88%, 03/15/34 ................... 875 885,615
2,036,498
IT Services — 0.2%
Acuris Finance US, Inc.
(b)
5.00%, 05/01/28 ................... 563 547,166
9.00%, 08/01/29 ................... 200 209,000
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 1,959 2,336,386
Atos SE
(c)(d)
9.00%, 12/18/29 ................... 2,177 2,939,822
5.00%, 12/18/30 ................... 1,661 1,839,531
1.00%, 12/18/32 ................... 2,104 1,275,154
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... USD 1,366 1,359,341
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................... 693 672,793
5.63%, 09/15/28 ................... 311 305,923
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.66%, 05/15/28 ................. EUR 865 1,021,366
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.54%, 05/15/28 ................. 1,876 2,225,121
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 444 458,560
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(c)
................. EUR 329 416,104
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,724 1,805,099
ION Trading Technologies SARL
(b)
5.75%, 05/15/28 ................... 1,299 1,274,745
9.50%, 05/30/29 ................... 200 211,235
Twilio, Inc.
3.63%, 03/15/29 ................... 160 152,466

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
3.88%, 03/15/31 ................... USD 139 $ 130,698
19,180,510
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................. 201 187,204
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 204 193,176
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 ................... 173 163,538
4.98%, 08/10/30 ................... 195 201,836
745,754
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 589 604,538
ATS Corp., 4.13%, 12/15/28
(b)
........... 314 300,842
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................... 481 500,594
9.50%, 01/01/31 ................... 398 426,400
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................. 336 333,265
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 249 254,489
Esab Corp., 6.25%, 04/15/29
(b)
........... 292 299,972
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 272 231,880
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 2,022 2,113,376
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a)(c)
..................... EUR 3,178 3,765,670
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... USD 586 622,521
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 150,037
Otis Worldwide Corp.
2.57%, 02/15/30 ................... 337 313,764
5.13%, 11/19/31 ................... 153 158,612
Terex Corp., 6.25%, 10/15/32
(b)
.......... 556 566,395
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
.................. EUR 1,341 1,576,168
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,512 2,503,118
Wabash National Corp., 4.50%, 10/15/28
(b)
... 214 198,553
14,920,194
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 1,890 1,927,465
Media — 0.8%
Cable One, Inc.
(m)
0.00%, 03/15/26
(n)
.................. 219 213,307
1.13%, 03/15/28 ................... 85 72,547
Charter Communications Operating LLC
2.80%, 04/01/31 ................... 12,118 10,933,488
2.30%, 02/01/32 ................... 2,482 2,123,611
6.55%, 06/01/34 ................... 5,490 5,850,784
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 ................... 352 351,360
7.50%, 06/01/29 ................... 1,139 1,106,212
7.88%, 04/01/30 ................... 2,754 2,891,772
7.13%, 02/15/31 ................... 1,339 1,384,060
7.50%, 03/15/33 ................... 2,554 2,670,383
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 404 371,042
Comcast Corp.
2.65%, 02/01/30 ................... 562 526,977
3.40%, 04/01/30 ................... 1,179 1,140,635
4.25%, 10/15/30 ................... 132 132,227
1.95%, 01/15/31 ................... 685 608,441
1.50%, 02/15/31 ................... 223 192,803
Cox Communications, Inc., 5.45%, 09/01/34
(b)
. 3,310 3,298,020
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................... 2,793 2,650,915
Security
Par (000)
Par (000) Value
Media (continued)
5.38%, 02/01/28 ................... USD 800 $ 701,348
11.25%, 05/15/28 .................. 1,107 1,024,814
11.75%, 01/31/29 .................. 389 327,127
DirecTV Financing LLC
(b)
5.88%, 08/15/27 ................... 919 917,969
8.88%, 02/01/30 ................... 886 875,121
10.00%, 02/15/31 .................. 717 715,947
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 2,080 2,030,600
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................... 1,325 1,301,938
5.75%, 12/01/28 ................... 1,002 960,557
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 3,571 3,779,036
EchoStar Corp.
10.75%, 11/30/29 .................. 2,378 2,615,837
6.75%, ( 6.75% Cash or 6.75% PIK),
11/30/30
(j)
...................... 3,598 3,625,271
Gray Media, Inc.
(b)
10.50%, 07/15/29 .................. 472 510,350
9.63%, 07/15/32 ................... 852 870,436
7.25%, 08/15/33 ................... 1,038 1,028,609
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 30 32,475
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ................... 289 291,060
4.75%, 03/30/30 ................... 732 735,316
2.40%, 03/01/31 ................... 543 484,605
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 383 380,183
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 670 401,172
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 876 902,545
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 1,075 1,055,317
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................... 103 102,483
4.25%, 01/15/29 ................... 241 231,478
4.63%, 03/15/30 ................... 1,001 962,052
7.38%, 02/15/31 ................... 145 152,967
Paramount Global
4.95%, 01/15/31 ................... 441 435,969
4.20%, 05/19/32 ................... 447 416,415
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38%,
03/30/62
(a)
..................... 386 385,356
SES SA
(c)
4.13%, 06/24/30 ................... EUR 250 299,981
4.88%, 06/24/33 ................... 375 458,391
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 1,301 1,335,177
Sirius XM Radio LLC
(b)
3.13%, 09/01/26 ................... 532 524,659
4.00%, 07/15/28 ................... 191 184,558
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 590,623
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ................... EUR 974 1,116,896
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.29%, 02/15/30
(a)
................ 300 345,883
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... USD 1,192 1,135,559
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(j)
........... EUR 1,557 1,225,541
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 396,792
Univision Communications, Inc.
(b)
8.00%, 08/15/28 ................... 2,464 2,553,246
8.50%, 07/31/31 ................... 893 922,149
9.38%, 08/01/32 ................... 1,073 1,143,461

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 1,252 $ 1,740,207
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 1,446 1,894,170
VZ Secured Financing BV
(c)
3.50%, 01/15/32 ................... EUR 134 148,426
5.25%, 01/15/33 ................... 1,591 1,867,829
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
...... USD 200 181,283
Ziggo BV
2.88%, 01/15/30
(c)
.................. EUR 276 308,208
4.88%, 01/15/30
(b)
.................. USD 200 188,771
83,334,747
Metals & Mining — 0.4%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. 1,449 1,519,175
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 801,074
Antofagasta plc, 2.38%, 10/14/30
(b)
........ 674 608,325
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 ................... 1,091 1,155,147
11.50%, 10/01/31 .................. 1,202 1,334,974
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,671 1,671,653
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 442 450,427
Constellium SE
(b)
5.63%, 06/15/28 ................... 250 249,624
3.75%, 04/15/29 ................... 1,588 1,510,956
6.38%, 08/15/32 ................... 1,320 1,349,303
CSN Resources SA
(c)
8.88%, 12/05/30 ................... 320 323,200
4.63%, 06/10/31 ................... 388 314,862
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 668 664,092
First Quantum Minerals Ltd.
(b)
9.38%, 03/01/29 ................... 1,070 1,131,846
8.00%, 03/01/33 ................... 221 233,242
7.25%, 02/15/34 ................... 698 719,115
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,236,873
Freeport-McMoRan, Inc.
5.00%, 09/01/27 ................... 391 391,065
5.40%, 11/14/34 ................... 191 195,756
Fresnillo plc, 4.25%, 10/02/50
(b)
.......... 616 486,314
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 612 634,032
Glencore Funding LLC
(b)
6.50%, 10/06/33 ................... 1,787 1,969,266
5.63%, 04/04/34 ................... 2,248 2,339,613
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................... 76 75,149
4.50%, 06/01/31 ................... 2,097 1,976,486
Minera Mexico SA de CV, 5.63%, 02/12/32
(c)
.. 617 637,361
Navoi Mining & Metallurgical Combinat
(b)
6.70%, 10/17/28 ................... 411 427,235
6.95%, 10/17/31 ................... 519 554,183
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 926 969,914
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 295 312,700
Novelis Corp.
(b)
4.75%, 01/30/30 ................... 439 423,049
6.88%, 01/30/30 ................... 327 339,090
3.88%, 08/15/31 ................... 1,716 1,564,457
6.38%, 08/15/33 ................... 1,536 1,551,876
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 1,599 1,643,727
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c)(j)
............. 642 644,583
Steel Dynamics, Inc.
5.38%, 08/15/34 ................... 3,914 4,046,281
5.25%, 05/15/35 ................... 962 982,989
Stillwater Mining Co., 4.00%, 11/16/26
(c)
..... 621 613,548
Vale Overseas Ltd.
3.75%, 07/08/30 ................... 2,228 2,145,564
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.13%, 06/12/33 ................... USD 2,035 $ 2,173,584
6.40%, 06/28/54 ................... 575 590,111
Vedanta Resources Finance II plc
(b)
9.48%, 07/24/30 ................... 298 301,278
9.85%, 04/24/33 ................... 384 389,376
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 553 573,627
44,226,102
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 222 233,420
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 376 367,074
Starwood Property Trust, Inc.
7.25%, 04/01/29 ................... 368 386,416
6.00%, 04/15/30 ................... 94 95,429
6.50%, 07/01/30 ................... 179 185,147
6.50%, 10/15/30 ................... 1,073 1,108,374
2,375,860
Multi-Utilities — 0.2%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a)(c)(k)
................ EUR 643 786,192
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 ................... USD 444 434,688
1.65%, 05/15/31 ................... 668 578,710
CenterPoint Energy, Inc.
(a)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%, 02/15/55 ................. 412 437,010
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................. 1,083 1,128,529
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70%,
05/15/55 ...................... 284 293,289
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 5.95%,
04/01/56 ...................... 2,445 2,445,000
Consumers Energy Co.
4.60%, 05/30/29 ................... 751 762,427
4.70%, 01/15/30 ................... 258 263,473
Dominion Energy, Inc.
4.60%, 05/15/28 ................... 785 792,898
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54
(a)
................ 290 314,443
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63%,
05/15/55
(a)
..................... 85 87,969
NiSource, Inc.
5.25%, 03/30/28 ................... 500 512,980
1.70%, 02/15/31 ................... 1,100 955,296
5.40%, 06/30/33 ................... 660 684,212
5.35%, 04/01/34 ................... 462 475,660
San Diego Gas & Electric Co.
4.95%, 08/15/28 ................... 150 153,643
Series VVV, 1.70%, 10/01/30 ........... 186 164,120
Sempra
3.40%, 02/01/28 ................... 137 134,404
3.70%, 04/01/29 ................... 1,058 1,036,734
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
..................... 3,730 3,864,915
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(a)(c)(k)
........ EUR 500 588,191
16,894,783

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.4%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 411 $ 428,630
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 305,890
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................... 179 216,259
5.88%, 06/30/29 ................... 435 434,104
6.63%, 07/15/33 ................... 264 268,399
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
.. 521 527,187
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 ................... 246 255,085
7.25%, 07/15/32 ................... 198 208,230
Buckeye Partners LP
6.88%, 07/01/29
(b)
.................. 22 22,800
6.75%, 02/01/30
(b)
.................. 98 101,788
5.85%, 11/15/43 ................... 249 232,233
5.60%, 10/15/44 ................... 194 176,353
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 1,338 1,393,083
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 ................... 1,862 1,882,319
3.70%, 11/15/29 ................... 547 531,598
Cheniere Energy Partners LP
4.00%, 03/01/31 ................... 3,767 3,632,774
5.95%, 06/30/33 ................... 302 319,696
5.75%, 08/15/34 ................... 1,051 1,092,609
5.55%, 10/30/35
(b)
.................. 385 393,321
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 3,057 3,151,279
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 124 125,635
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 472 490,499
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................... 254 263,284
8.75%, 07/01/31 ................... 333 341,162
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 407,548
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 132,791
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................... 818 816,004
5.88%, 01/15/30 ................... 245 235,949
Coterra Energy, Inc.
3.90%, 05/15/27 ................... 326 323,858
5.60%, 03/15/34 ................... 239 245,685
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 1,898 1,880,357
Crescent Energy Finance LLC
(b)
7.63%, 04/01/32 ................... 466 462,782
7.38%, 01/15/33 ................... 1,210 1,178,134
8.38%, 01/15/34 ................... 593 600,826
DCP Midstream Operating LP
8.13%, 08/16/30 ................... 635 729,134
3.25%, 02/15/32 ................... 4,146 3,778,354
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 454 461,671
Diamondback Energy, Inc.
3.13%, 03/24/31 ................... 2,302 2,138,843
5.40%, 04/18/34 ................... 2,300 2,348,030
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................... 1,842 1,699,526
4.39%, 11/30/46 ................... 1,166 960,128
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54 ...................... 174 184,515
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55 ...................... 273 288,831
Series 20-A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75%, 07/15/80 ................. 2,426 2,449,321
Energy Transfer LP
6.10%, 12/01/28 ................... 983 1,034,306
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75%, 05/15/30 ................... USD 335 $ 325,309
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a)(k)
...................... 3,040 3,141,223
5.60%, 09/01/34 ................... 4,208 4,318,715
5.70%, 04/01/35 ................... 2,805 2,896,385
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(a)
..................... 756 807,878
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(a)
..................... 332 343,642
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a)(c)(k)
..................... EUR 1,325 1,588,217
Enterprise Products Operating LLC, Series E,
(3-mo. CME Term SOFR + 3.29%), 5.25%,
08/16/77
(a)
...................... USD 2,451 2,448,365
EQT Corp.
3.13%, 05/15/26
(b)
.................. 785 777,807
5.00%, 01/15/29 ................... 165 167,303
4.75%, 01/15/31 ................... 3,749 3,741,357
3.63%, 05/15/31
(b)
.................. 1,323 1,237,103
5.75%, 02/01/34 ................... 4,734 4,954,417
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 282 300,180
Expand Energy Corp.
5.38%, 02/01/29 ................... 4,954 4,955,527
5.88%, 02/01/29
(b)
.................. 875 878,253
6.75%, 04/15/29
(b)
.................. 672 679,012
5.38%, 03/15/30 ................... 6,967 7,084,109
4.75%, 02/01/32 ................... 1,449 1,424,041
5.70%, 01/15/35 ................... 913 938,391
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
...................... 602 510,760
Genesis Energy LP
7.75%, 02/01/28 ................... 239 240,684
7.88%, 05/15/32 ................... 475 495,403
8.00%, 05/15/33 ................... 79 82,630
Global Partners LP, 7.13%, 07/01/33
(b)
...... 194 198,847
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(b)
...................... 200 203,700
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 197 202,160
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 124 126,667
Hess Corp., 7.30%, 08/15/31 ............ 500 575,735
Hess Midstream Operations LP
(b)
6.50%, 06/01/29 ................... 312 321,777
4.25%, 02/15/30 ................... 174 168,647
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................... 143 143,353
5.75%, 02/01/29 ................... 621 611,746
6.25%, 04/15/32 ................... 44 42,211
8.38%, 11/01/33 ................... 448 470,525
6.88%, 05/15/34 ................... 1,061 1,020,098
7.25%, 02/15/35 ................... 149 145,616
Howard Midstream Energy Partners LLC
(b)
7.38%, 07/15/32 ................... 87 90,308
6.63%, 01/15/34 ................... 917 934,951
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 940,346
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 1,125 1,106,026
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
...................... 282 262,773
Kinder Morgan, Inc.
5.10%, 08/01/29 ................... 449 461,415
5.20%, 06/01/33 ................... 649 664,604
5.40%, 02/01/34 ................... 1,805 1,860,936

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.85%, 06/01/35 ................... USD 670 $ 705,638
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................... 116 119,065
5.88%, 06/15/30 ................... 62 62,361
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 155 159,063
Matador Resources Co.
(b)
6.88%, 04/15/28 ................... 359 366,373
6.50%, 04/15/32 ................... 685 691,555
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 263,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 405,460
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 58 50,714
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 ................... 355 363,988
8.38%, 02/15/32 ................... 929 951,896
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................... 1,328 1,346,750
7.88%, 10/15/33 ................... 904 900,423
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 190 194,293
ORLEN SA, 6.00%, 01/30/35
(b)
........... 267 278,733
Parkland Corp., 6.63%, 08/15/32
(b)
........ 194 199,347
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 258 254,728
Permian Resources Operating LLC
(b)
8.00%, 04/15/27 ................... 927 941,398
7.00%, 01/15/32 ................... 533 552,795
6.25%, 02/01/33 ................... 803 817,980
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 641,654
Petrobras Global Finance BV, 6.75%, 01/27/41 . 1,260 1,271,888
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 1,193 1,185,842
Pioneer Natural Resources Co., 1.90%, 08/15/30 400 359,233
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 605 645,777
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 300 312,331
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 ................... 839 813,830
6.95%, 03/05/54 ................... 341 316,448
Repsol E&P Capital Markets US LLC
(b)
4.81%, 09/16/28 ................... 955 959,134
5.20%, 09/16/30 ................... 1,820 1,833,175
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 162 160,686
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 ................... 47 47,154
5.00%, 03/15/27 ................... 142 142,859
4.50%, 05/15/30 ................... 462 463,612
Sunoco LP
(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(a)(k)
.. 2,766 2,809,454
5.63%, 03/15/31 ................... 225 223,340
6.25%, 07/01/33 ................... 287 292,121
5.88%, 03/15/34 ................... 229 227,017
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 ................... 283 281,561
7.38%, 02/15/29 ................... 317 326,460
6.00%, 12/31/30 ................... 195 192,568
6.00%, 09/01/31 ................... 104 101,756
Targa Resources Corp.
6.13%, 03/15/33 ................... 136 144,630
6.50%, 03/30/34 ................... 27 29,400
5.50%, 02/15/35 ................... 556 565,756
5.55%, 08/15/35 ................... 37 37,737
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 650 636,054
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
...................... 2,437 2,438,469
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
USD 64 $ 66,689
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(c)
...... EUR 1,078 1,403,386
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 ................... USD 4,013 4,422,426
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)(k)
.. 5,050 5,004,952
8.38%, 06/01/31 ................... 1,099 1,153,917
9.88%, 02/01/32 ................... 1,677 1,825,789
Venture Global Plaquemines LNG LLC
(b)
7.50%, 05/01/33 ................... 605 668,531
6.50%, 01/15/34 ................... 1,989 2,093,735
7.75%, 05/01/35 ................... 569 642,235
6.75%, 01/15/36 ................... 2,061 2,189,147
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 1,155 1,163,612
Vital Energy, Inc.
7.75%, 07/31/29
(b)
.................. 134 132,702
9.75%, 10/15/30 ................... 257 268,323
7.88%, 04/15/32
(b)
.................. 639 620,301
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 347 350,600
Williams Cos., Inc. (The), 5.30%, 08/15/28 ... 237 244,356
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a)(c)(k)
..... EUR 1,321 1,620,711
144,997,630
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.00%, 01/15/30
(a)
................ 367 429,804
6.13%, 06/15/31 ................... 1,011 1,179,859
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 570 601,920
Magnera Corp., 7.25%, 11/15/31
(b)
........ 144 135,501
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 2,038,342
Suzano Austria GmbH
2.50%, 09/15/28 ................... USD 103 96,928
Series DM3N, 3.13%, 01/15/32 ......... 879 788,815
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... EUR 742 907,563
6,178,732
Passenger Airlines — 0.1%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a)(c)(k)
........... 600 718,819
American Airlines, Inc.
(b)
5.75%, 04/20/29 ................... USD 46 45,674
8.50%, 05/15/29 ................... 291 303,558
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 2,106 2,096,260
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a)(c)
.. EUR 2,400 2,907,516
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 361 366,152
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
.. 310 322,919
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 253 266,043
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 ... —
(o)
1
Series 2024-1,Class A, 5.88%, 02/15/37 ... 1,850 1,887,122
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 183 180,198
9,094,262
Personal Care Products — 0.0%
Opal Bidco SAS
5.50%, 03/31/32
(c)
.................. EUR 1,333 1,619,762
6.50%, 03/31/32
(b)
.................. USD 1,098 1,125,171
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 675 679,526
3,424,459

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... USD 5,200 $ 5,330,271
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 278,203
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 38,207
Bausch Health Cos., Inc.
(b)
4.88%, 06/01/28 ................... 98 87,710
11.00%, 09/30/28 .................. 1,724 1,792,993
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ...................... EUR 1,500 1,778,459
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ........... 200 250,439
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ...................... 1,400 1,802,146
Bayer Corp., 6.65%, 02/15/28
(b)
.......... USD 826 863,523
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
.. 1,722 1,715,862
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
... 6,163 6,269,538
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ................... EUR 1,148 1,381,840
(3-mo. EURIBOR + 3.63%), 5.64%,
07/14/32
(a)
..................... 142 168,042
Eli Lilly & Co.
4.90%, 02/12/32 ................... USD 200 206,605
4.70%, 02/09/34 ................... 301 304,324
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
...................... EUR 2,253 2,757,436
Organon & Co., 4.13%, 04/30/28
(b)
........ USD 600 579,686
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................... 2,423 2,468,438
4.75%, 05/19/33 ................... 1,000 1,010,252
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87%, 12/31/29
(a)
................ EUR 366 435,438
6.75%, 12/31/29 ................... 530 656,462
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ....................... USD 1,029 934,508
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30 ................... EUR 2,085 2,501,038
7.88%, 09/15/31 ................... 1,452 2,043,534
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 ................... USD 592 580,160
8.13%, 09/15/31 ................... 8,259 9,419,802
6.00%, 12/01/32 ................... 329 341,749
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 2,205 2,271,150
48,267,815
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 275 285,551
CACI International, Inc., 6.38%, 06/15/33
(b)
... 969 999,573
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 2,623 2,543,267
KBR, Inc., 4.75%, 09/30/28
(b)
............ 49 48,459
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c)(j)
........... EUR 1,400 574,698
Science Applications International Corp.
(b)
4.88%, 04/01/28 ................... USD 364 360,315
5.88%, 11/01/33 ................... 431 431,134
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 298 307,227
5,550,224
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
.............. EUR 3,489 4,155,149
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... 1,102 1,323,585
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 758,130
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ............ 423 428,077
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.00%, 04/15/30
(b)
.................. USD 152 $ 153,741
9.75%, 04/15/30
(b)
.................. 210 229,180
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 515 713,255
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 3,301 4,086,807
Aroundtown SA, (5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(c)(k)
................ 500 562,698
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 834,652
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a)(c)(k)
............... 658 721,646
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 425 501,745
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 566 604,104
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c)(d)
................ EUR 1,233 1,361,709
Fantasia Holdings Group Co. Ltd.
(c)(f)(l)
15.00%, 12/18/21 .................. USD 1,735 26,025
11.88%, 06/01/24 .................. 1,500 22,500
7.95%, 07/05/24 ................... 1,650 34,031
9.25%, 07/28/24 ................... 3,540 53,100
12.25%, 10/18/24 .................. 3,269 67,423
9.88%, 10/19/24 ................... 2,640 54,450
10.88%, 01/09/25 .................. 1,345 26,228
11.75%, 04/17/25 .................. 2,039 22,939
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 155,260
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a)(c)(k)
.......... EUR 1,700 1,951,798
Heimstaden Bostad AB
(a)(c)(k)
(5-Year EUR Swap Annual + 3.91%), 3.38% 1,124 1,309,586
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 1,949,053
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................... USD 149 142,933
4.38%, 02/01/31 ................... 104 97,507
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a)(c)(k)
................ 544 544,849
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c)(j)
........ 1,059 338,739
NE Property BV, 3.88%, 09/30/33
(c)
........ EUR 550 646,030
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. USD 634 636,637
TAG Immobilien AG, 0.63%, 03/11/31
(c)(m)
.... EUR 300 368,077
Vivion Investments SARL, 6.50%, (6.50% Cash
or 8.25% PIK), 08/31/28
(c)(j)
........... 2,765 3,233,581
Vonovia SE, Series B, 0.88%, 05/20/32
(c)(m)
... 800 942,110
29,057,334
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50%, 02/01/34 ................... USD 320 330,214
5.50%, 07/15/34 ................... 903 930,509
5.25%, 03/15/35 ................... 187 188,977
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 503,531
Camden Property Trust, 2.80%, 05/15/30 .... 1,243 1,165,872
Invitation Homes Operating Partnership LP
4.15%, 04/15/32 ................... 561 542,337
5.50%, 08/15/33 ................... 860 893,043
4.88%, 02/01/35 ................... 584 576,702
UDR, Inc., 4.40%, 01/26/29 ............. 190 190,672
5,321,857
Retail REITs — 0.0%
Brixmor Operating Partnership LP
4.13%, 05/15/29 ................... 281 278,571
5.75%, 02/15/35 ................... 149 155,795
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 696,346

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Realty Income Corp.
4.70%, 12/15/28 ................... USD 400 $ 407,192
5.13%, 02/15/34 ................... 1,237 1,268,371
5.13%, 04/15/35 ................... 410 416,921
Regency Centers LP
5.25%, 01/15/34 ................... 775 796,509
5.10%, 01/15/35 ................... 873 884,061
4,903,766
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 139 140,416
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 595 744,269
Analog Devices, Inc., 2.10%, 10/01/31 ...... USD 742 656,028
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(e)(i)
...... 727 753,390
Applied Materials, Inc., 4.60%, 01/15/36 ..... 1,190 1,177,680
Broadcom, Inc.
4.60%, 07/15/30 ................... 2,125 2,157,127
4.20%, 10/15/30 ................... 395 394,326
4.15%, 11/15/30 ................... 2,071 2,062,853
2.45%, 02/15/31
(b)
.................. 1,500 1,364,269
4.15%, 04/15/32
(b)
.................. 2,564 2,514,425
3.42%, 04/15/33
(b)
.................. 3,526 3,263,223
Foundry JV Holdco LLC
(b)
5.90%, 01/25/30 ................... 272 286,826
5.50%, 01/25/31 ................... 420 435,822
6.20%, 01/25/37 ................... 1,278 1,363,230
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
.... 200 205,606
Lam Research Corp.
4.00%, 03/15/29 ................... 200 199,854
1.90%, 06/15/30 ................... 122 110,191
Micron Technology, Inc., 6.05%, 11/01/35 .... 3,953 4,223,536
MKS, Inc., 1.25%, 06/01/30
(m)
........... 681 745,695
NVIDIA Corp., 2.85%, 04/01/30 .......... 3,121 2,982,450
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 394 363,533
QUALCOMM, Inc., 5.00%, 05/20/35 ....... 2,517 2,569,730
28,714,479
Software — 0.8%
AppLovin Corp., 5.50%, 12/01/34 ......... 4,903 5,061,103
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 7,575 7,513,021
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 94 93,678
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 2,402 2,511,990
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 195 171,845
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 244 210,098
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................... 1,753 1,687,004
4.88%, 07/01/29 ................... 1,672 1,580,088
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................... 5,030 5,075,372
9.00%, 09/30/29 ................... 7,591 7,873,434
8.25%, 06/30/32 ................... 3,916 4,153,910
Elastic NV, 4.13%, 07/15/29
(b)
........... 613 588,421
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,793 1,821,541
Fair Isaac Corp.
(b)
4.00%, 06/15/28 ................... 259 251,889
6.00%, 05/15/33 ................... 2,395 2,424,801
Helios Software Holdings, Inc.
4.63%, 05/01/28
(b)
.................. 250 241,789
7.88%, 05/01/29
(c)
.................. EUR 2,694 3,309,591
8.75%, 05/01/29
(b)
.................. USD 200 207,291
IPD 3 BV
5.50%, 06/15/31
(c)
.................. EUR 1,524 1,817,030
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 458 424,837
Oracle Corp.
4.20%, 09/27/29 ................... 920 918,075
Security
Par (000)
Par (000) Value
Software (continued)
2.95%, 04/01/30 ................... USD 5,387 $ 5,075,820
4.80%, 09/26/32 ................... 3,190 3,193,836
5.95%, 09/26/55 ................... 215 214,338
6.10%, 09/26/65 ................... 320 319,411
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 1,115 1,152,728
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(i)
......... 3,500 3,500,000
Synopsys, Inc., 5.00%, 04/01/32 .......... 4,598 4,698,682
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53%, 07/31/31 ................. EUR 1,312 1,544,824
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19%, 07/01/32 ................. 514 604,129
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b)(n)
..................... USD 3,309 3,308,433
UKG, Inc., 6.88%, 02/01/31
(b)
............ 5,748 5,930,988
VMware LLC, 2.20%, 08/15/31 ........... 2,522 2,224,461
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
706 669,159
80,373,617
Specialized REITs — 0.2%
American Tower Corp.
5.50%, 03/15/28 ................... 1,539 1,586,066
5.80%, 11/15/28 ................... 163 170,209
2.30%, 09/15/31 ................... 883 780,182
5.55%, 07/15/33 ................... 1,300 1,360,876
5.40%, 01/31/35 ................... 3,146 3,250,769
Crown Castle, Inc.
3.65%, 09/01/27 ................... 1,844 1,824,836
5.00%, 01/11/28 ................... 97 98,363
3.80%, 02/15/28 ................... 622 614,782
4.80%, 09/01/28 ................... 41 41,578
5.60%, 06/01/29 ................... 201 208,856
3.10%, 11/15/29 ................... 404 384,309
2.25%, 01/15/31 ................... 43 38,269
5.10%, 05/01/33 ................... 390 394,666
5.80%, 03/01/34 ................... 124 130,474
Equinix, Inc., 3.20%, 11/18/29 ........... 781 747,939
Extra Space Storage LP
4.95%, 01/15/33 ................... 1,865 1,875,999
5.40%, 02/01/34 ................... 799 822,204
Iron Mountain, Inc.
5.25%, 07/15/30
(b)
.................. 26 25,713
5.63%, 07/15/32
(b)
.................. 1,104 1,098,107
6.25%, 01/15/33
(b)
.................. 258 263,164
4.75%, 01/15/34
(b)
.................. EUR 385 453,006
4.75%, 01/15/34
(c)
.................. 1,325 1,559,048
Millrose Properties, Inc.
(b)
6.38%, 08/01/30 ................... USD 834 848,170
6.25%, 09/15/32 ................... 506 507,322
SBA Communications Corp., 3.13%, 02/01/29 . 347 324,553
19,409,460
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 258 265,444
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................... 123 121,496
4.75%, 03/01/30 ................... 89 86,679
5.00%, 02/15/32
(b)
.................. 68 65,295
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.25%, 09/30/31
(a)
................ EUR 686 811,589
6.50%, 09/30/31 ................... 609 732,324
Carvana Co.
(b)(j)
9.00%, (9.00% Cash or 13.00% PIK),
06/01/30 ...................... USD 1,381 1,445,312

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
9.00%, (9.00% Cash or 14.00 % PIK),
06/01/31 ...................... USD 2,483 $ 2,811,869
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,759 2,485,459
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 234,967
Dufry One BV
4.50%, 05/23/32
(c)
.................. EUR 640 772,102
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a)(c)
...... 1,451 1,713,739
eG Global Finance plc, 12.00%, 11/30/28
(b)
... USD 612 672,194
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. 200 211,000
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02%, 02/01/30
(a)
................ EUR 396 470,656
6.75%, 02/01/30 ................... 611 744,856
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 147,317
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 212 207,569
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................... 148 145,004
8.25%, 08/01/31 ................... 714 755,129
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 317 316,604
Park River Holdings, Inc., 8.00%, 03/15/31
(b)
.. 302 305,828
PetSmart LLC, 7.50%, 09/15/32
(b)
......... 252 252,375
Staples, Inc., 10.75%, 09/01/29
(b)
......... 199 196,765
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 4,890 4,875,474
20,847,046
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC, 4.75%, 10/06/32 ..... 1,920 1,911,417
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 966 958,489
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25%, 12/15/29 ................... 241 255,123
5.88%, 07/15/30 ................... 386 392,723
8.50%, 07/15/31 ................... 926 980,317
4,498,069
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(b)
.................. EUR 686 825,600
5.25%, 07/15/32
(c)
.................. 777 935,119
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(b)(j)
.................... USD 1,491 1,608,285
Crocs, Inc.
(b)
4.25%, 03/15/29 ................... 415 397,707
4.13%, 08/15/31 ................... 40 36,646
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c)(f)(l)(m)
................... EUR 1,300 1,241,541
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... USD 43 45,511
Levi Strauss & Co., 4.00%, 08/15/30
(b)
...... EUR 190 226,354
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78%, 07/01/29
(a)(c)
............... 1,838 2,170,148
VF Corp., 4.25%, 03/07/29 ............. 896 1,053,780
8,540,691
Tobacco — 0.2%
Altria Group, Inc., 2.45%, 02/04/32 ........ USD 5,089 4,479,695
BAT Capital Corp.
4.91%, 04/02/30 ................... 388 395,529
6.34%, 08/02/30 ................... 770 831,232
5.83%, 02/20/31 ................... 605 639,884
6.42%, 08/02/33 ................... 1,508 1,655,527
6.00%, 02/20/34 ................... 539 575,774
BAT International Finance plc, 5.93%, 02/02/29 2,086 2,190,690
Philip Morris International, Inc.
4.13%, 04/28/28 ................... 1,410 1,412,527
5.63%, 11/17/29 ................... 1,030 1,083,787
4.38%, 04/30/30 ................... 2,836 2,848,618
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.75%, 11/01/31 ................... USD 4,143 $ 4,214,017
20,327,280
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 ................... 2,394 2,339,360
4.80%, 10/24/30 ................... 5,245 5,240,197
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
...................... 24 24,327
FTAI Aviation Investors LLC
(b)
5.50%, 05/01/28 ................... 570 570,090
7.88%, 12/01/30 ................... 621 659,904
7.00%, 05/01/31 ................... 2,623 2,743,810
7.00%, 06/15/32 ................... 1,346 1,408,619
5.88%, 04/15/33 ................... 2,246 2,260,087
GATX Corp., 3.50%, 03/15/28 ........... 225 220,950
Herc Holdings, Inc.
(b)
7.00%, 06/15/30 ................... 603 626,352
7.25%, 06/15/33 ................... 1,345 1,404,048
Imola Merger Corp., 4.75%, 05/15/29
(b)
...... 333 323,884
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
1,713 1,773,634
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
...................... 1,242 1,278,898
WESCO Distribution, Inc.
(b)
6.63%, 03/15/32 ................... 70 72,745
6.38%, 03/15/33 ................... 466 483,069
21,429,974
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 ... 1,257 1,225,160
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 450,001
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 2,021 2,073,445
Eutelsat SA
(c)
1.50%, 10/13/28 ................... EUR 400 440,256
9.75%, 04/13/29 ................... 1,226 1,553,997
Maya SAS
7.00%, 10/15/28
(b)
.................. USD 369 374,915
5.38%, 04/15/30
(c)
.................. EUR 1,409 1,689,569
6.88%, 04/15/31
(c)
.................. 2,722 3,394,618
8.50%, 04/15/31
(b)
.................. USD 1,153 1,236,584
Rogers Communications, Inc.
3.80%, 03/15/32 ................... 793 749,097
Series NC5, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00%, 04/15/55
(a)
................ 612 638,011
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13%,
04/15/55
(a)
..................... 337 357,275
SoftBank Group Corp.
(c)
5.00%, 04/15/28 ................... EUR 247 298,158
5.38%, 01/08/29 ................... 1,714 2,084,568
5.25%, 10/10/29 ................... 613 742,081
5.88%, 07/10/31 ................... 1,007 1,245,473
5.75%, 07/08/32 ................... 1,746 2,141,923
6.38%, 07/10/33 ................... 1,189 1,484,281
Telefonica Europe BV
(a)(c)(k)
(7-Year EUR Swap Annual + 3.35%), 6.14% 1,200 1,519,836
(EUAMDB08 + 3.12%), 5.75% ......... 700 870,454
T-Mobile USA, Inc.
3.75%, 04/15/27 ................... USD 5 4,970
3.88%, 04/15/30 ................... 2,084 2,043,547
2.55%, 02/15/31 ................... 500 454,310
6.70%, 12/15/33 ................... 543 607,205
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 662 620,211

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
.................. GBP 500 $ 640,414
4.25%, 01/31/31
(b)
.................. USD 800 741,732
4.50%, 07/15/31
(c)
.................. GBP 2,011 2,474,429
4.75%, 07/15/31
(b)
.................. USD 400 376,499
5.63%, 04/15/32
(c)
.................. EUR 1,401 1,686,144
5.63%, 04/15/32
(c)
.................. 100 120,407
7.75%, 04/15/32
(b)
.................. USD 558 586,256
Vodafone Group plc, 7.88%, 02/15/30 ...... 10 11,419
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a)(b)(j)(m)
........... 828 719,623
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a)(b)(j)
........... 33 29,390
Zegona Finance plc
6.75%, 07/15/29
(c)
.................. EUR 2,492 3,096,933
38,783,191
Total Corporate Bonds — 20.0%
(Cost: $2,082,385,154) ............................ 2,130,298,471
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
Barclays Bank plc (Airbus SE), 20.03%,  10/07/25 11 2,382,468
Barclays Bank plc (ATI, Inc.), 22.60%, 10/29/25 USD 38 3,081,162
JPMorgan Structured Products BV (GE
Aerospace), 13.28%, 10/22/25 .......... 66 19,150,254
Mizuho Markets Cayman LP ( L3Harris
Technologies, Inc.), 17.12%, 10/27/25 ..... 13 3,761,743
Morgan Stanley & Co. LLC (Boeing Co. (The)),
23.43%, 11/10/25 .................. 16 3,424,288
Societe Generale SA (RTX Corp.),
23.21%, 11/13/25 .................. 22 3,581,251
35,381,166
Automobile Components — 0.1%
(b)(c)
JPMorgan Structured Products BV (BorgWarner,
Inc.), 11.71%, 10/31/25 ............... 73 3,139,847
Morgan Stanley & Co. LLC (Aptiv plc),
24.25%, 11/10/25 .................. 31 2,655,083
Royal Bank of Canada (Lear Corp.),
33.23%, 11/10/25 .................. 13 1,340,757
7,135,687
Automobiles — 0.0%
BNP Paribas SA (General Motors Co.),
22.86%, 10/20/25
(b)(c)
................ 33 2,000,639
Banks — 0.6%
(b)(c)
Barclays Bank plc (Banco Santander SA),
21.95%, 10/23/25 .................. EUR 52 4,857,560
Barclays Bank plc (First Citizens BancShares,
Inc.), 22.12%, 10/30/25 ............... USD 4 7,273,598
BMO Capital Markets Corp. (Royal Bank of
Canada), 26.60%, 11/20/25 ............ 55 1,793,604
BNP Paribas SA (Wells Fargo & Co.),
13.14%, 10/15/25 .................. 74 6,175,523
Citigroup, Inc. (JPMorgan Chase & Co.),
13.83%, 10/15/25 .................. 61 18,778,358
JPMorgan Structured Products BV (Wells Fargo
& Co.), 20.47%, 10/14/25 ............. 98 7,739,090
Royal Bank of Canada (KeyCorp),
13.90%, 10/16/25 .................. 97 1,816,694
Royal Bank of Canada (Royal Bank of Canada)
27.14%, 10/02/25 .................. 58 1,417,318
10.24%, 12/10/25 .................. 3 12,230,774
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA (Flagstar Financial, Inc.),
29.69%, 11/13/25 .................. USD 160 $ 1,863,079
63,945,598
Beverages — 0.0%
(b)(c)
JPMorgan Structured Products BV (Keurig Dr
Pepper, Inc.), 20.77%, 10/16/25 ......... 74 1,911,185
Societe Generale SA (Molson Coors Beverage
Co.), 14.08%, 11/07/25 ............... 64 2,923,501
4,834,686
Biotechnology — 0.2%
(b)(c)
Citigroup, Inc. (AbbVie, Inc.), 15.00%, 10/30/25 39 8,777,215
Goldman Sachs International (Biogen, Inc.),
20.52%, 10/30/25 .................. 54 7,677,732
16,454,947
Broadline Retail — 0.6%
(b)(c)
BNP Paribas SA (Amazon.com, Inc.),
21.54%, 10/30/25 .................. 43 9,597,109
Citigroup, Inc. (Etsy, Inc.), 26.13%, 10/30/25 ... 52 3,191,967
Goldman Sachs International (eBay, Inc.),
14.10%, 10/30/25 .................. 92 8,314,145
JPMorgan Structured Products BV (PDD
Holdings, Inc.), 24.58%, 11/10/25 ........ 14 1,850,700
Nomura Holdings, Inc. (MercadoLibre, Inc.),
13.19%, 10/29/25 .................. 1 2,996,443
Societe Generale SA (Amazon.com, Inc.),
15.15%, 10/31/25 .................. 148 32,723,150
58,673,514
Building Products — 0.2%
(b)(c)
Barclays Bank plc (Lennox International, Inc.),
20.96%, 10/23/25 .................. 4 2,295,528
BNP Paribas SA (Trane Technologies plc),
11.33%, 10/31/25 .................. 20 8,437,621
JPMorgan Structured Products BV (Johnson
Controls International plc), 11.38%, 11/06/25 17 1,853,997
Morgan Stanley & Co. LLC ( Fortune Brands
Innovations, Inc.), 30.45%, 11/10/25 ...... 76 4,115,405
Societe Generale SA (Owens Corning),
25.19%, 11/06/25 .................. 25 3,584,786
20,287,337
Capital Markets — 0.9%
(b)(c)
Barclays Bank plc (Blackstone, Inc.),
16.55%, 10/17/25 .................. 21 3,649,878
Barclays Bank plc (CME Group, Inc.),
13.28%,  10/23/25 .................. 11 3,048,004
Barclays Bank plc (Moody's Corp.),
10.59%, 10/22/25 .................. 5 2,326,033
Barclays Bank plc (Nasdaq, Inc.),
11.66%, 10/24/25 .................. 32 2,872,899
BNP Paribas SA (Charles Schwab Corp. (The)),
11.26%, 10/16/25 .................. 150 14,376,510
BNP Paribas SA (Morgan Stanley),
13.87%, 10/16/25 .................. 102 15,674,102
BNP Paribas SA (State Street Corp.),
20.72%, 10/16/25 .................. 21 2,433,990
Citigroup, Inc. (Bank of New York Mellon Corp.
(The)), 7.64%, 10/17/25 .............. 57 6,156,219
Citigroup, Inc. (Intercontinental Exchange, Inc.),
8.03%, 10/31/25 ................... 31 5,253,136
JPMorgan Structured Products BV (Goldman
Sachs Group, Inc. (The)), 18.65%, 10/15/25 . 16 12,558,441
Nomura Holdings, Inc. ( S&P Global, Inc.),
7.62%, 10/27/25 ................... 18 8,699,801
Royal Bank of Canada (Evercore, Inc.),
21.88%, 10/23/25 .................. 13 4,308,411

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Royal Bank of Canada (Stifel Financial Corp.),
14.28%, 10/23/25 .................. USD 32 $ 3,677,318
Societe Generale SA (Moelis & Co.),
19.16%, 10/23/25 .................. 43 3,007,285
Toronto-Dominion Bank (The) (Carlyle Group,
Inc. (The)), 22.57%, 10/16/25 .......... 61 3,774,872
Toronto-Dominion Bank (The) (Charles Schwab
Corp. (The)), 24.35%, 11/13/25 ......... 25 2,333,933
Toronto-Dominion Bank (The) (Intercontinental
Exchange, Inc.), 11.14%, 10/09/25 ....... 17 2,923,729
97,074,561
Chemicals — 0.2%
(b)(c)
BNP Paribas SA (PPG Industries, Inc.),
16.99%, 10/30/25 .................. 26 2,775,674
Nomura Holdings, Inc. (CF Industries Holdings,
Inc.), 16.79%, 11/05/25 ............... 28 2,495,926
Royal Bank of Canada ( Air Products and
Chemicals, Inc.), 24.36%, 11/20/25 ....... 8 2,263,576
Societe Generale SA (DuPont de Nemours, Inc.),
16.09%, 11/05/25 .................. 40 3,065,952
Societe Generale SA (Linde plc),
7.61%, 10/31/25 ................... 11 5,457,533
Toronto-Dominion Bank (The) (International
Flavors & Fragrances, Inc.), 25.43%, 10/09/25 39 2,415,763
UBS AG (Air Products and Chemicals, Inc.),
15.30%, 10/02/25 .................. 10 2,592,572
21,066,996
Commercial Services & Supplies — 0.1%
(b)(c)
Goldman Sachs International (Waste
Management, Inc.), 10.46%, 10/29/25 ..... 17 3,685,544
JPMorgan Structured Products BV (Rentokil
Initial plc), 18.00%, 10/23/25 ........... GBP 794 3,893,777
Morgan Stanley & Co. LLC (Cintas Corp.),
10.37%, 12/19/25 .................. USD 18 3,654,025
11,233,346
Communications Equipment — 0.1%
(b)(c)
Barclays Bank plc (Arista Networks, Inc.),
32.87%, 11/07/25 .................. 58 8,543,734
Societe Generale SA ( Cisco Systems, Inc.),
21.14%, 11/03/25 .................. 65 4,410,653
12,954,387
Construction & Engineering — 0.1%
(b)(c)
Royal Bank of Canada (Vinci SA),
24.58%, 11/17/25 .................. 45 4,691,554
Societe Generale SA (MasTec, Inc.),
19.79%, 10/30/25 .................. 18 3,806,398
8,497,952
Construction Materials — 0.1%
(b)(c)
Barclays Bank plc (Vulcan Materials Co.),
9.75%, 10/30/25 ................... 8 2,488,350
Toronto-Dominion Bank (The) (Vulcan Materials
Co.), 10.93%, 10/30/25 ............... 16 4,971,884
7,460,234
Consumer Finance — 0.1%
(b)(c)
Barclays Bank plc (Capital One Financial Corp.),
16.17%, 10/24/25 .................. 27 5,735,179
Barclays Bank plc (Synchrony Financial),
20.46%, 10/16/25 .................. 40 2,895,715
8,630,894
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.3%
(b)(c)
BNP Paribas SA (Dollar Tree, Inc.),
29.00%, 11/03/25 .................. USD 25 $ 2,362,273
BNP Paribas SA (Target Corp.),
18.22%, 10/02/25 .................. 62 5,553,274
JPMorgan Structured Products BV (Costco
Wholesale Corp.), 9.72%, 12/12/25 ....... 16 14,780,901
Nomura Holdings, Inc. (US Foods Holding Corp.),
8.38%, 11/07/25 ................... 38 2,953,581
Societe Generale SA (Target Corp.),
30.77%, 11/19/25 .................. 105 9,413,746
35,063,775
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc (Crown Holdings, Inc.),
13.63%, 10/17/25 .................. 19 1,797,863
Barclays Bank plc (Packaging Corp. of America),
14.43%, 10/22/25 .................. 12 2,523,796
BNP Paribas SA (Sealed Air Corp.),
24.65%, 10/09/25 .................. 36 1,115,150
Toronto-Dominion Bank (The) (Sealed Air Corp.),
23.49%, 10/14/25 .................. 77 2,508,910
7,945,719
Diversified Consumer Services — 0.0%
Barclays Bank plc ( Bright Horizons Family
Solutions, Inc.), 20.51%, 11/05/25
(b)(c)
..... 28 3,026,075
Diversified Telecommunication Services — 0.2%
(b)(c)
Mizuho Markets Cayman LP (Verizon
Communications, Inc.), 15.07%, 10/14/25 .. 75 3,292,124
Nomura Holdings, Inc. (AT&T, Inc.),
16.24%, 10/22/25 .................. 266 7,515,548
Royal Bank of Canada (Verizon Communications,
Inc.), 19.52%, 10/22/25 ............... 167 7,268,969
18,076,641
Electric Utilities — 0.2%
(b)(c)
Citigroup, Inc. (PG&E Corp.), 37.19%, 10/27/25 86 1,316,959
JPMorgan Structured Products BV (Entergy
Corp.), 10.00%, 10/31/25 ............. 55 5,025,974
Morgan Stanley & Co. LLC (American Electric
Power Co., Inc.), 15.38%, 11/10/25 ....... 15 1,636,891
Morgan Stanley & Co. LLC (Evergy, Inc.),
18.43%, 11/14/25 .................. 32 2,396,897
Nomura Holdings, Inc. (Exelon Corp.),
19.40%, 10/16/25 .................. 90 4,006,372
Royal Bank of Canada (American Electric Power
Co., Inc.), 8.05%, 11/06/25 ............ 45 5,003,762
19,386,855
Electrical Equipment — 0.2%
(b)(c)
Bank of Montreal (GE Vernova, Inc.),
24.40%, 10/23/25
(a)
................. 6 3,555,936
Nomura Holdings, Inc. (GE Vernova, Inc.),
29.15%, 10/23/25 .................. 12 7,427,739
Nomura Holdings, Inc. (Regal Rexnord Corp.),
17.78%, 11/05/25 .................. 20 2,868,722
Royal Bank of Canada (Emerson Electric Co.),
15.69%, 11/05/25 .................. 37 4,858,867
Royal Bank of Canada (Generac Holdings, Inc.),
17.92%, 10/31/25 .................. 20 3,342,098
UBS AG (Eaton Corp. plc), 10.20%, 10/31/25 .. 7 2,498,235
24,551,597

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
BMO Capital Markets Corp. (Corning, Inc.),
14.23%, 10/29/25 .................. USD 50 $ 3,806,555
Toronto-Dominion Bank (The) (Amphenol Corp.),
18.12%, 10/23/25 .................. 109 12,697,433
16,503,988
Energy Equipment & Services — 0.0%
Barclays Bank plc (Baker Hughes Co.),
13.91%, 10/22/25
(b)(c)
................ 78 3,731,806
Entertainment — 0.2%
(b)(c)
JPMorgan Structured Products BV (Electronic
Arts, Inc.), 12.82%, 10/29/25 ........... 32 5,815,208
JPMorgan Structured Products BV (Netflix, Inc.),
9.92%, 10/17/25 ................... 3 3,588,929
Nomura Holdings, Inc. (Walt Disney Co. (The)),
22.18%, 10/16/25 .................. 13 1,491,291
Royal Bank of Canada (Electronic Arts, Inc.),
13.71%, 10/02/25 .................. 26 4,325,194
Royal Bank of Canada (Walt Disney Co. (The)),
12.59%, 11/14/25 .................. 42 4,845,528
20,066,150
Financial Services — 0.6%
(b)(c)
Barclays Bank plc (Fiserv, Inc.),
17.40%, 10/22/25 .................. 58 7,514,309
Barclays Bank plc ( Global Payments, Inc.),
19.91%, 10/30/25 .................. 86 7,147,745
Barclays Bank plc (Voya Financial, Inc.),
24.29%, 11/20/25 .................. 48 3,574,298
Goldman Sachs International (Mastercard, Inc.),
9.87%, 10/30/25 ................... 21 11,872,142
Goldman Sachs International (PayPal Holdings,
Inc.), 16.32%, 10/29/25 ............... 135 9,015,199
JPMorgan Structured Products BV (Visa, Inc.),
11.31%, 10/29/25 .................. 22 7,344,912
Mizuho Markets Cayman LP (Visa, Inc.),
15.27%, 10/27/25 .................. 5 1,717,908
Societe Generale SA (Fidelity National
Information Services, Inc.), 30.07%, 11/17/25 98 6,407,025
Societe Generale SA (Global Payments, Inc.),
30.42%, 11/03/25 .................. 18 1,481,142
UBS AG (Voya Financial, Inc.), 22.40%, 10/02/25 42 3,037,821
59,112,501
Food Products — 0.1%
(b)(c)
BNP Paribas SA (Campbell's Co. (The)),
33.30%, 10/03/25 .................. 73 2,320,816
BNP Paribas SA (Lamb Weston Holdings, Inc.),
31.98%, 10/20/25 .................. 50 2,795,814
Royal Bank of Canada (Bunge Global SA),
17.41%, 10/30/25 .................. 45 3,666,160
Toronto-Dominion Bank (The) (Kraft Heinz Co.
(The)), 16.95%, 10/27/25 ............. 87 2,271,747
11,054,537
Ground Transportation — 0.2%
(b)(c)
Barclays Bank plc (Lyft, Inc.), 43.57%, 11/06/25 305 6,777,054
BNP Paribas SA (Uber Technologies, Inc.),
20.67%, 10/31/25 .................. 78 7,533,512
Morgan Stanley & Co. LLC (CSX Corp.),
24.14%, 11/14/25 .................. 27 925,009
Nomura Holdings, Inc. (Union Pacific Corp.),
18.54%, 10/03/25 .................. 6 1,277,664
Societe Generale SA (Knight-Swift Transportation
Holdings, Inc.), 22.72%, 10/23/25 ........ 70 2,816,328
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Societe Generale SA (XPO, Inc.),
24.68%, 10/30/25 .................. USD 23 $ 3,005,636
22,335,203
Health Care Equipment & Supplies — 0.6%
(b)(c)
BNP Paribas SA (ResMed, Inc.),
15.06%, 10/24/25 .................. 9 2,463,680
JPMorgan Structured Products BV (Medtronic
plc), 9.45%, 11/19/25 ................ 129 12,327,104
Nomura Holdings, Inc. (Boston Scientific Corp.),
11.33%, 10/22/25 .................. 102 9,970,645
Nomura Holdings, Inc. (Medtronic plc)
14.72%, 10/02/25 .................. 95 8,846,766
16.12%, 10/20/25 .................. 65 6,055,253
Societe Generale SA (Becton Dickinson & Co.)
22.67%, 11/03/25 .................. 30 5,536,047
13.19%, 11/06/25 .................. 12 2,350,247
14.02%, 11/06/25 .................. 26 4,891,451
Societe Generale SA (Boston Scientific Corp.),
8.32%, 10/23/25 ................... 35 3,457,659
Societe Generale SA (IDEXX Laboratories, Inc.),
16.13%, 10/30/25 .................. 7 4,180,974
Toronto-Dominion Bank (The) (Baxter
International, Inc.), 24.02%, 10/14/25 ..... 230 5,288,212
UBS AG (Stryker Corp.), 7.60%, 10/29/25 .... 6 2,358,296
67,726,334
Health Care Providers & Services — 0.8%
(b)(c)
Barclays Bank plc (Elevance Health, Inc.),
21.27%, 10/17/25 .................. 21 6,419,603
Barclays Bank plc (Tenet Healthcare Corp.),
14.89%, 10/29/25 .................. 13 2,555,282
BMO Capital Markets Corp. (Centene Corp.),
43.88%, 10/09/25 .................. 28 778,712
BMO Capital Markets Corp. (CVS Health Corp.),
20.03%, 10/09/25 .................. 125 8,638,734
Citigroup, Inc. (CVS Health Corp.),
24.23%, 10/29/25 .................. 188 14,081,814
Citigroup, Inc. (Humana, Inc.), 33.29%, 11/05/25 40 10,606,410
Goldman Sachs International (Universal Health
Services, Inc.), 18.36%, 10/24/25 ........ 16 3,175,936
JPMorgan Structured Products BV (Humana,
Inc.), 21.65%, 11/05/25 ............... 9 2,253,593
JPMorgan Structured Products BV (Labcorp
Holdings, Inc.), 17.64%, 10/14/25 ........ 6 1,757,319
JPMorgan Structured Products BV (UnitedHealth
Group, Inc.), 24.52%, 10/15/25 ......... 18 5,294,216
Mizuho Markets Cayman LP (Elevance Health,
Inc.), 31.52%, 10/27/25 ............... 13 4,185,795
Nomura Holdings, Inc. (Cardinal Health, Inc.),
23.74%, 11/03/25 .................. 33 5,047,579
Nomura Holdings, Inc. (McKesson Corp.),
10.80%, 11/06/25 .................. 3 1,884,841
Royal Bank of Canada ( Quest Diagnostics, Inc.),
13.00%, 10/22/25 .................. 41 7,495,099
Royal Bank of Canada (UnitedHealth Group,
Inc.), 32.43%, 10/16/25 ............... 32 10,968,978
UBS AG (Tenet Healthcare Corp.),
14.80%, 10/29/25 .................. 25 4,559,912
89,703,823
Health Care REITs — 0.1%
(b)(c)
Barclays Bank plc (Alexandria Real Estate
Equities, Inc.), 27.57%, 10/28/25 ........ 45 3,719,201
BMO Capital Markets Corp. (Healthcare Realty
Trust, Inc.), 22.22%, 10/03/25 .......... 96 1,642,575

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Nomura Holdings, Inc. (Welltower, Inc.),
10.36%, 10/29/25 .................. USD 29 $ 5,008,706
10,370,482
Health Care Technology — 0.1%
Nomura Holdings, Inc. (Veeva Systems, Inc.),
18.31%, 10/15/25
(b)(c)
................ 22 6,332,720
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc (DoorDash, Inc.),
24.30%, 10/30/25 .................. 16 4,318,724
Barclays Bank plc (Dutch Bros, Inc.),
32.15%, 11/06/25 .................. 52 2,769,749
Barclays Bank plc (Hilton Worldwide Holdings,
Inc.), 11.99%, 10/23/25 ............... 11 2,852,087
Barclays Bank plc (Hyatt Hotels Corp.),
18.61%, 10/31/25 .................. 17 2,445,416
BNP Paribas SA (Carnival Corp.),
16.25%, 10/01/25 .................. 104 3,063,900
BNP Paribas SA (McDonald's Corp.),
11.66%, 10/29/25 .................. 20 6,156,859
Citigroup, Inc. (Cheesecake Factory, Inc. (The)),
21.00%, 10/29/25 .................. 42 2,304,452
JPMorgan Structured Products BV (Carnival
Corp.), 39.88%, 11/06/25 ............. 105 3,043,428
JPMorgan Structured Products BV (Wingstop,
Inc.), 26.80%, 10/30/25 ............... 7 1,665,966
Mizuho Markets Cayman LP ( Las Vegas Sands
Corp.), 18.00%, 10/23/25 ............. 88 4,749,315
Mizuho Markets Cayman LP (MGM Resorts
International), 19.72%, 10/30/25 ......... 120 4,176,575
Morgan Stanley & Co. LLC (Brinker International,
Inc.), 31.35%, 10/30/25 ............... 23 2,976,276
Nomura Holdings, Inc. (Papa John's
International, Inc.), 30.00%, 11/07/25 ..... 54 2,584,225
Royal Bank of Canada (Booking Holdings, Inc.),
13.77%, 10/30/25 .................. 1 4,632,510
Royal Bank of Canada (Domino's Pizza, Inc.),
18.40%,  10/10/25 .................. 10 4,512,260
Societe Generale SA (Boyd Gaming Corp.),
14.45%, 10/24/25 .................. 44 3,734,777
Societe Generale SA (Yum! Brands, Inc.),
10.40%, 11/05/25 .................. 25 3,696,915
Toronto-Dominion Bank (The) ( Aristocrat Leisure
Ltd.), 9.18%, 11/05/25 ............... 33 6,967,809
66,651,243
Household Durables — 0.1%
(b)(c)
Barclays Bank plc ( DR Horton, Inc.),
15.98%, 10/28/25 .................. 18 3,025,800
JPMorgan Structured Products BV (Toll Brothers,
Inc.), 16.93%, 12/09/25 ............... 27 3,686,542
Royal Bank of Canada (PulteGroup, Inc.),
17.97%, 10/22/25 .................. 23 3,054,746
Societe Generale SA (Toll Brothers, Inc.),
17.69%, 10/02/25 .................. 23 3,127,106
12,894,194
Household Products — 0.1%
(b)(c)
Goldman Sachs International (Procter & Gamble
Co. (The)), 7.80%, 10/24/25 ........... 46 7,076,127
HSBC Bank plc (Henkel AG & Co. KGaA),
17.00%, 11/06/25 .................. EUR 50 4,108,063
11,184,190
Independent Power and Renewable Electricity Producers — 0.0%
BNP Paribas SA (AES Corp. (The)),
28.38%, 10/31/25
(b)(c)
................ USD 237 3,070,841
Security
Par (000)
Par (000) Value
Industrial REITs — 0.0%
(b)(c)
Mizuho Markets Cayman LP (STAG Industrial,
Inc.), 17.32%, 10/20/25 ............... USD 50 $ 1,773,432
UBS AG ( Rexford Industrial Realty, Inc.),
24.90%, 10/03/25 .................. 44 1,679,966
3,453,398
Insurance — 0.4%
(b)(c)
BNP Paribas SA ( Admiral Group plc),
15.96%, 11/05/25 .................. 50 3,017,642
BNP Paribas SA (Progressive Corp. (The)),
13.84%, 10/15/25 .................. 24 5,987,072
Citigroup, Inc. (Willis Towers Watson plc),
15.12%, 10/27/25 .................. 10 3,246,601
Nomura Holdings, Inc. (Fidelity National
Financial, Inc.)
16.92%, 10/09/25 .................. 45 2,729,292
19.31%, 11/20/25 .................. 26 1,596,828
Nomura Holdings, Inc. (Progressive Corp. (The)),
17.37%, 10/16/25 .................. 50 12,245,112
Nomura Holdings, Inc. (Travelers Cos., Inc.
(The)), 13.10%, 10/20/25 ............. 18 4,927,145
Royal Bank of Canada (American International
Group, Inc.), 15.43%, 11/17/25 .......... 32 2,489,377
Royal Bank of Canada (Fidelity National
Financial, Inc.), 20.82%, 10/02/25 ........ 47 2,789,634
Toronto-Dominion Bank (The) (Genworth
Financial, Inc.), 17.34%, 11/06/25 ........ 281 2,470,448
41,499,151
Interactive Media & Services — 1.0%
(b)(c)
Barclays Bank plc (Alphabet, Inc.),
16.54%, 10/29/25 .................. 184 43,662,807
Barclays Bank plc (Match Group, Inc.),
28.32%, 11/06/25 .................. 193 6,933,513
BMO Capital Markets Corp. (Meta Platforms,
Inc.), 20.68%, 11/20/25 ............... 4 2,937,520
Goldman Sachs International (Meta Platforms,
Inc.), 16.14%, 10/30/25 ............... 65 47,625,639
Morgan Stanley & Co. LLC (Alphabet, Inc.),
26.90%,  11/14/25 .................. 27 6,600,311
Royal Bank of Canada (Meta Platforms, Inc.),
19.55%, 10/02/25 .................. 4 2,940,147
110,699,937
IT Services — 0.3%
(b)(c)
Bank of Montreal (Twilio, Inc.), 20.57%, 10/30/25 36 3,550,958
BMO Capital Markets Corp. (Gartner, Inc.),
19.80%, 11/05/25 .................. 15 3,760,632
Goldman Sachs International ( Cognizant
Technology Solutions Corp.),
13.46%, 10/30/25 .................. 70 4,702,838
JPMorgan Structured Products BV (International
Business Machines Corp.), 10.42%, 10/23/25 50 12,763,385
Morgan Stanley & Co. LLC ( Cognizant
Technology Solutions Corp.),
19.85%, 11/10/25 .................. 36 2,412,621
27,190,434
Leisure Products — 0.0%
Societe Generale SA (Hasbro, Inc.),
24.50%, 11/17/25
(b)(c)
................ 31 2,365,060
Life Sciences Tools & Services — 0.2%
(b)(c)
Barclays Bank plc (Danaher Corp.),
16.72%, 10/22/25 .................. 30 6,005,562
Barclays Bank plc (Thermo Fisher Scientific,
Inc.), 13.43%, 10/23/25 ............... 17 8,465,348

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
BNP Paribas SA (Charles River Laboratories
International, Inc.), 22.57%, 11/06/25 ..... USD 23 $ 3,652,238
18,123,148
Machinery — 0.4%
(b)(c)
Barclays Bank plc (Caterpillar, Inc.),
15.58%, 10/29/25 .................. 10 4,461,151
Barclays Bank plc (PACCAR, Inc.),
13.49%, 10/22/25 .................. 25 2,424,632
Barclays Bank plc (Seatrium Ltd.),
38.16%, 10/30/25 .................. 52 1,403,652
BNP Paribas SA (Pentair plc), 12.53%, 10/22/25 28 3,098,693
Goldman Sachs International (Flowserve Corp.),
19.05%, 10/29/25 .................. 88 4,732,572
Goldman Sachs International (Xylem, Inc.),
9.04%, 10/31/25 ................... 35 4,991,695
JPMorgan Structured Products BV (CNH
Industrial NV), 25.69%, 10/16/25 ........ 118 1,293,485
JPMorgan Structured Products BV (Fortive
Corp.), 19.77%, 10/14/25 ............. 33 1,593,946
Royal Bank of Canada (Fortive Corp.),
14.58%, 10/30/25 .................. 77 3,707,457
Societe Generale SA (Cummins, Inc.),
14.75%, 11/05/25 .................. 9 3,697,915
Societe Generale SA (Middleby Corp. (The)),
28.34%, 11/17/25 .................. 14 1,873,133
Societe Generale SA (Parker-Hannifin Corp.),
16.88%, 11/06/25 .................. 6 4,295,303
UBS AG (Flowserve Corp.), 19.80%, 10/28/25 . 34 1,802,691
39,376,325
Media — 0.1%
(b)(c)
Goldman Sachs International (Comcast Corp.),
20.51%, 10/31/25 .................. 147 4,625,325
Morgan Stanley & Co. LLC (Comcast Corp.),
22.80%, 11/10/25 .................. 136 4,272,054
Royal Bank of Canada (Interpublic Group of
Cos., Inc. (The)), 15.00%, 10/22/25 ...... 115 3,139,251
12,036,630
Metals & Mining — 0.0%
Mizuho Markets Cayman LP (Teck Resources
Ltd.), 33.82%, 10/20/25
(b)(c)
............ 57 1,985,203
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc (BP plc), 19.60%, 10/23/25 .. GBP 1,116 6,403,386
Barclays Bank plc ( Valero Energy Corp.),
16.88%, 10/24/25 .................. USD 23 3,765,188
BNP Paribas SA (Exxon Mobil Corp.),
8.47%, 11/03/25 ................... 86 9,688,539
Citigroup, Inc. (Kinder Morgan, Inc.),
9.12%, 10/17/25 ................... 180 5,039,370
Royal Bank of Canada (Shell plc),
18.02%, 10/07/25 .................. GBP 148 5,262,906
30,159,389
Pharmaceuticals — 0.2%
(b)(c)
Citigroup, Inc. (Johnson & Johnson),
10.09%, 10/15/25 .................. USD 21 3,712,130
JPMorgan Structured Products BV (Bayer AG),
27.40%, 11/06/25 .................. EUR 94 3,052,212
JPMorgan Structured Products BV (Bristol-Myers
Squibb Co.), 18.25%, 10/03/25 ......... USD 51 2,298,503
JPMorgan Structured Products BV (Eli Lilly &
Co.)
16.22%, 10/30/25 .................. 7 5,157,917
16.63%, 10/30/25 .................. 7 5,180,039
19,400,801
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(b)(c)
BNP Paribas SA (SS&C Technologies Holdings,
Inc.), 14.04%, 10/09/25 ............... USD 68 $ 5,969,461
Royal Bank of Canada (Leidos Holdings, Inc.),
24.09%, 11/20/25 .................. 13 2,362,205
Societe Generale SA (SS&C Technologies
Holdings, Inc.), 16.67%, 11/17/25 ........ 19 1,650,313
UBS AG (Leidos Holdings, Inc.),
14.80%, 10/02/25 .................. 21 3,882,043
13,864,022
Real Estate Management & Development — 0.1%
(b)(c)
Royal Bank of Canada (CBRE Group, Inc.),
14.04%, 10/24/25 .................. 38 5,968,774
Societe Generale SA (Zillow Group, Inc.),
23.04%, 11/06/25 .................. 36 2,751,426
8,720,200
Residential REITs — 0.0%
Societe Generale SA (AvalonBay Communities,
Inc.), 21.56%, 11/13/25
(b)(c)
............. 13 2,461,734
Semiconductors & Semiconductor Equipment — 0.7%
(b)(c)
BNP Paribas SA (Analog Devices, Inc.),
18.49%, 10/02/25 .................. 38 9,330,639
BNP Paribas SA (KLA Corp.), 20.62%, 10/30/25 4 4,550,336
BNP Paribas SA ( Monolithic Power Systems,
Inc.), 23.08%, 10/30/25 ............... 6 5,172,005
BNP Paribas SA (NVIDIA Corp.),
12.45%, 10/15/25 .................. 203 37,817,197
Citigroup, Inc. (NVIDIA Corp.), 30.61%, 10/20/25 6 1,115,307
Mizuho Markets Cayman LP (Lam Research
Corp.), 26.72%, 10/23/25 ............. 63 7,749,331
Mizuho Markets Cayman LP (Texas Instruments,
Inc.), 10.57%, 10/22/25 ............... 19 3,562,113
Societe Generale SA (Analog Devices, Inc.),
15.74%, 11/26/25 .................. 38 9,230,212
78,527,140
Software — 1.2%
(b)(c)
Barclays Bank plc (Fortinet, Inc.),
24.56%, 11/07/25 .................. 36 3,049,279
Barclays Bank plc (Roper Technologies, Inc.),
10.26%, 10/23/25 .................. 7 3,517,613
BNP Paribas SA (Microsoft Corp.),
12.63%, 10/30/25 .................. 11 5,776,401
Goldman Sachs International (Microsoft Corp.),
9.94%, 10/30/25 ................... 122 62,302,177
JPMorgan Structured Products BV (Intuit, Inc.),
9.89%, 11/24/25 ................... 14 9,726,104
Mizuho Markets Cayman LP (ServiceNow, Inc.),
14.57%, 10/23/25 .................. 9 8,549,300
Nomura Holdings, Inc. (Manhattan Associates,
Inc.), 15.15%, 10/22/25 ............... 12 2,384,810
Royal Bank of Canada (Cadence Design
Systems, Inc.), 17.07%, 10/29/25 ........ 24 8,324,123
Societe Generale SA (AppLovin Corp.),
36.33%, 11/06/25 .................. 8 5,271,776
Societe Generale SA (Palo Alto Networks, Inc.),
15.52%, 11/20/25 .................. 67 13,735,628
122,637,211
Specialized REITs — 0.1%
(b)(c)
Nomura Holdings, Inc. (Crown Castle, Inc.),
21.62%, 10/16/25 .................. 16 1,519,278
Toronto-Dominion Bank (The) (Equinix, Inc.),
12.05%, 10/30/25 .................. 9 7,211,538
8,730,816

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.5%
(b)(c)
Barclays Bank plc (Lowe's Cos., Inc.),
13.28%, 10/02/25 .................. USD 23 $ 5,893,066
Societe Generale SA (Asbury Automotive Group,
Inc.), 19.31%, 10/29/25 ............... 13 3,071,207
Societe Generale SA (Home Depot, Inc. (The))
13.18%, 10/02/25 .................. 30 12,040,196
10.66%, 11/19/25 .................. 30 12,218,910
Societe Generale SA (Lowe's Cos., Inc.),
15.97%, 11/19/25 .................. 24 6,125,430
Societe Generale SA (TJX Cos., Inc. (The))
8.29%, 10/02/25 ................... 44 6,300,664
9.13%, 11/19/25 ................... 55 7,968,490
53,617,963
Technology Hardware, Storage & Peripherals — 0.5%
(b)(c)
BNP Paribas SA (Apple, Inc.), 10.69%, 10/31/25 118 28,757,025
BNP Paribas SA (Hewlett Packard Enterprise
Co.), 40.75%, 10/03/25 ............... 76 1,690,212
Goldman Sachs International (Western Digital
Corp.), 26.62%, 10/24/25 ............. 64 6,608,354
JPMorgan Structured Products BV (HP, Inc.),
30.69%,  10/16/25 .................. 160 4,372,980
JPMorgan Structured Products BV (Seagate
Technology Holdings plc), 28.20%, 10/22/25 19 3,969,135
Morgan Stanley & Co. LLC (Western Digital
Corp.), 36.60%, 10/30/25 ............. 57 5,721,302
51,119,008
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
BMO Capital Markets Corp. (NIKE, Inc.),
29.40%, 11/03/25 .................. 11 769,226
HSBC Bank plc (Swatch Group AG (The)),
23.12%, 10/07/25 .................. CHF 17 3,090,009
JPMorgan Structured Products BV (VF Corp.),
33.75%, 10/29/25 .................. USD 245 3,544,444
7,403,679
Tobacco — 0.1%
(b)(c)
Royal Bank of Canada (Altria Group, Inc.),
18.36%, 10/31/25 .................. 110 7,341,744
Royal Bank of Canada ( British American Tobacco
plc), 25.51%, 11/06/25 ............... GBP 62 3,334,430
10,676,174
Trading Companies & Distributors — 0.0%
(b)(c)
Barclays Bank plc (WESCO International, Inc.),
30.04%, 11/20/25 .................. USD 12 2,432,250
Royal Bank of Canada (WESCO International,
Inc.), 25.59%, 10/02/25 ............... 9 1,963,742
4,395,992
Transportation Infrastructure — 0.1%
Royal Bank of Canada (Aeroports de Paris SA),
12.22%, 10/30/25
(b)(c)
................ 21 6,118,623
Wireless Telecommunication Services — 0.0%
Mizuho Markets Cayman LP (T-Mobile US, Inc.),
11.50%, 10/23/25
(b)(c)
................ 12 2,895,916
Total Equity-Linked Notes — 14.7%
(Cost: $1,561,429,383) ............................ 1,561,878,572
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Financial Services — 0.3%
(e)
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27 ................... USD 13,200 $ 13,325,175
Houston Center, 1st Lien Term Loan,
0.00%
,
 09/13/32
(p)
.................. 25,237 3
Houston Center, Delayed Draw 1st Lien Term
Loan, 5.75%
,
 05/09/30 ............... 17,889 16,911,251
30,236,429
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 ................... 1,736 1,741,025
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3, 9.50%
,
 10/26/29 265 265,625
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 ................... 2,522 2,535,877
Total Fixed Rate Loan Interests — 0.3%
(Cost: $34,342,965) ............................... 34,778,956
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
 06/24/30 ............. 1,501 1,500,067
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.83%
,
 05/25/29 ............. 4,564 2,599,971
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (3-mo. CME Term SOFR + 4.25%),
8.83%
,
 05/25/29 ................... 613 348,991
Bleriot US Bidco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.77%
,
 10/31/30 ................... 1,313 1,312,999
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
 08/03/29 ... 2,004 2,003,189
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 10/31/31 ............. 4,791 4,790,708
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 10/31/31 ............. 1,822 1,822,104
Goat Holdco LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.91%
,
 01/27/32 ................... 680 679,952
Kaman Corp., 1st Lien Term Loan, (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 6.79% -
7.21%
,
 02/26/32 ................... 1,032 1,027,955
Kaman Corp., Delayed Draw 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
 02/26/32 ............. 9 9,067
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.01%
,
 02/01/28 ................... 2,817 2,370,598
Propulsion BC Newco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.04%
,
 09/14/29 ............. 276 276,615
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.75%
,
 11/06/28 ........ 417 418,408

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR + 2.50%), 6.50%
,
 08/19/32 USD 4,942 $ 4,935,674
TransDigm, Inc., 1st Lien Term Loan J, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
 02/28/31 ................... 10,820 10,812,635
TransDigm, Inc., 1st Lien Term Loan K, (3-mo.
CME Term SOFR + 2.25%), 6.25%
,
 03/22/30 1,125 1,124,085
TransDigm, Inc., 1st Lien Term Loan L, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
 01/19/32 ................... 1,201 1,200,041
37,233,059
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
 02/06/29 ............. 229 213,997
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%, 05/06/30 ........... 4,511 4,506,719
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91%, 01/28/32 ........... 3,005 3,004,069
Garrett Motion Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
 01/30/32 ............ 1,008 1,005,951
Gates Corp., 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
 06/04/31 ................... 3,742 3,735,497
RealTruck Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.28%
,
 01/31/28 ............. 687 637,838
Tenneco, Inc., 1st Lien Term Loan B, 11/17/28
(q)
2,437 2,381,412
15,485,483
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR +
2.25%), 0.00%
,
 01/22/31 ............. 894 894,563
Dealer Tire Financial LLC, 1st Lien Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
 07/02/31 ............. 1,794 1,783,524
2,678,087
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.65%, 01/24/29 ........... 1,324 995,144
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.80%, 01/24/29 ........... 2,554 2,566,384
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.40%, 01/24/30 ........... 940 382,325
Sazerac Co., Inc., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.70%
,
 06/25/32 ................... 1,762 1,771,797
5,715,650
Biotechnology — 0.0%
Phoenix Newco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.66%
,
 11/15/28
(a)
.................. 3,731 3,732,467
Broadline Retail — 0.0%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
 03/15/30
(a)
............ 3,643 3,605,193
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
 05/14/29 ................... USD 263 $ 263,314
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.88% - 7.22%
,
 09/08/32 ............. 4,823 4,825,242
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.41%
,
 07/08/30 ............. 1,671 1,633,403
CP Iris Holdco I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.66%
,
 10/02/28 ................... 2,020 2,017,186
Wilsonart LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
 08/05/31 ................... 4,932 4,759,343
13,498,488
Capital Markets — 0.3%
(a)
AllSpring Buyer LLC, 1st Lien Term Loan,
11/01/30
(q)
....................... 943 943,810
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B, 02/18/31
(q)
.............. 3,661 3,639,988
Aretec Group, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.66%
,
 08/09/30 ............. 969 968,815
Ascensus Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
 08/02/28 ............. 3,098 3,093,409
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.75%
,
 12/20/29 ................... 2,962 2,970,690
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
 11/25/31 .............. 1,993 1,995,496
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.16%
,
 10/31/31 .. 2,982 2,987,324
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%), 7.17% -
7.32%
,
 04/07/28 ................... 2,478 2,478,901
Focus Financial Partners LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.91%
,
 09/15/31 ........ 3,108 3,108,701
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan, (1-mo. EURIBOR + 5.13%),
7.03%
,
 11/19/30
(e)
.................. EUR 4,033 4,732,269
GTCR Everest Borrower LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.75%),
6.75%
,
 09/05/31 ................... USD 759 759,037
Jane Street Group LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
 12/15/31 ............. 3,575 3,545,372
Osaic Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
 08/02/32 ................... 3,266 3,263,583
34,487,395

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.26%
,
 11/24/27 ............ USD 1,749 $ 1,697,468
Chemours Co. (The), 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
 08/18/28 ............. 1,036 1,033,682
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.18%
,
 11/01/30 ................... 2,766 2,768,723
Discovery Purchaser Corp., 1st Lien Term Loan,
10/04/29
(q)
....................... 525 521,714
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
 12/18/30 ............. 2,354 2,367,247
Fortis 333, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.50%
,
 03/29/32 ................... 973 966,076
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
 02/15/30 ................... 1,788 1,793,695
INEOS US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
 02/18/30 ............. 627 565,762
INEOS US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
 10/07/31 ............. 736 630,766
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
 07/03/28 ............. 2,167 1,950,702
Minerals Technologies, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 11/26/31
(e)
............ 1,993 1,992,940
Momentive Performance Materials, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.16%
,
 03/29/28 ........ 2,258 2,264,919
Nouryon Finance BV, 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.50%
,
 04/03/28 ............. 1,916 1,917,132
Olympus Water US Holding Corp., 1st Lien Term
Loan B, 07/23/32
(q)
.................. 2,456 2,435,836
Olympus Water US Holding Corp., 1st Lien Term
Loan B6, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
 06/23/31 ........ 3,553 3,514,430
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.64%
,
 04/08/31 .. 1,589 1,459,521
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.24%
,
 10/09/31 ............. 683 680,864
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B, 09/17/32
(q)
.................. 1,372 1,372,864
Sparta US HoldCo LLC, 1st Lien Term Loan,
08/02/30
(q)
....................... 3,056 3,012,627
WR Grace Holdings LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR + 3.00%),
7.00%
,
 08/19/32 ................... 1,292 1,294,158
34,241,126
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
 10/24/30
(e)
....... USD 1,041 $ 1,039,594
Allied Universal Holdco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.25%),
7.51%
,
 08/20/32 ................... 7,967 7,991,982
Anticimex Global AB, 1st Lien Term Loan B6,
(1-day SOFR at 0.50% Floor + 3.40%),
7.76%
,
 11/16/28 ................... 1,000 1,001,438
Aramark Services, Inc., 1st Lien Term Loan B8,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16% - 6.32%
,
 06/24/30 ........ 3,863 3,867,210
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.01%
,
 09/06/27 ............. 2,098 2,096,721
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.00%
,
 04/01/32 ............ 1,242 1,235,681
Clean Harbors, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%, 10/10/28 ........... 1,656 1,655,893
 09/24/32
(q)
....................... 1,147 1,148,434
Deep Blue Operating I LLC, 1st Lien Term Loan,
09/17/32
(q)
....................... 478 478,000
Garda World Security Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.17%
,
 02/01/29 ............. 3,107 3,106,680
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
 06/02/31 ............ 1,795 1,782,630
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.89%
,
 10/17/30 ............ 741 742,551
LABL, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
 10/30/28 ................... 2,750 2,248,530
Novelis, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.75%
,
 03/11/32 ................... 4,024 4,029,695
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
 10/15/30 ... 832 829,081
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.00%
,
 03/08/32 ... 3,192 3,159,130
Quartz AcquireCo LLC, 1st Lien Term Loan B2,
06/28/30
(q)
....................... 2,690 2,677,533
Reworld Holding Corp., 1st Lien Term Loan,
01/15/31
(q)
....................... 615 613,081
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.39%
,
 11/30/28 .............. 2,178 2,177,889
Reworld Holding Corp., 1st Lien Term Loan C,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.39%
,
 11/30/28 .............. 169 168,585
Ryan LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
 11/14/30 ................... 109 109,472
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
 02/15/29 ... 434 425,852
Tempo Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
 08/31/28 ............. 1,560 1,523,224

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.26%
,
 11/02/27 ................... USD 536 $ 525,859
44,634,745
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.89%
,
 10/24/30
(a)
.................. 2,104 2,105,232
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C, 08/01/30
(q)
.................. 4,003 3,618,353
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
 11/03/31 .............. 598 599,788
Legence Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.16%
,
 12/15/28 ............. 554 554,070
Pike Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.28%
,
 01/21/28 ................... 1,963 1,972,712
6,744,923
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
 01/31/31 ................... 2,987 2,992,403
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.16%
,
 03/08/29 .................. 568 523,387
Potters Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.16%
,
 12/14/27 ................... 604 605,222
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
 04/14/31 ............. 2,295 2,293,684
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
 03/19/29 ............. 2,036 2,036,702
Quikrete Holdings, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
 02/10/32 ............. 1,995 1,993,619
Standard Industries, Inc./NY, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.50%), 5.64%
,
 09/22/28 ............. 572 572,200
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, 10/19/29
(q)
.............. 6,305 6,303,367
17,320,584
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.70%
,
 02/07/28 ................... 448 450,560
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%, 11/22/28 ............ 826 831,499
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%, 10/03/31 ........... 1,064 1,070,034
2,352,093
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.93%
,
 11/29/30 ............ USD 5,450 $ 5,465,254
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 7.34%, 04/13/29 ........... 310 309,476
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%, 04/01/32 ........... 2,722 2,717,236
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%), 7.41% -
7.57%
,
 04/01/32 ................... 1 1,429
Colossus Acquireco LLC, 1st Lien Term Loan,
07/30/32
(q)
....................... 2,616 2,599,231
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.28%
,
 04/15/27 .. 1,542 1,541,287
Pregis Topco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.16%
,
 02/01/29 ................... 1,218 1,225,730
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 4.00%), 8.19% -
8.32%
,
 09/15/28 ................... 297 298,000
Reynolds Consumer Products LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.91%
,
 03/04/32 ............ 428 428,492
Ring Container Technologies Group LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR +
2.50%), 6.66%
,
 09/15/32 ............. 825 823,350
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.75%
,
 09/15/28 ............. 1,356 1,330,166
16,739,651
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B,
10/28/27
(a)(q)
...................... 752 626,702
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, (1-mo. CME Term SOFR +
1.75%), 5.91%
,
 08/23/32 ............. 2,127 2,133,978
KUEHG Corp., 1st Lien Term Loan, 06/12/30
(q)
. 728 727,202
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.00% -
8.32%
,
 08/11/28
(e)
.................. 235 230,514
OMNIA Partners LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
 07/25/30 ............. 1,391 1,391,236
PG Polaris BidCo SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
 03/26/31 ............. 1,091 1,092,939
Planet US Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
 02/07/31 ............. 1,163 1,168,409
Wand NewCo 3, Inc., 1st Lien Term Loan,
01/30/31
(q)
....................... 3,289 3,276,355
10,020,633
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 2.00% - 6.32%
,
 05/18/30
(a)
....... 1,800 1,798,236

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan,
(US Prime Rate at 0.00% Floor + 1.75%),
9.00%
,
 01/30/26
(e)
.................. USD 449 $ 431,203
Level 3 Financing, Inc., 1st Lien Term Loan B4,
03/29/32
(q)
....................... 5,534 5,534,000
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.16%
,
 06/01/28 ............. 394 400,536
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
 04/16/29 ............. 1,570 1,558,553
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
 04/15/30 ............. 2,449 2,430,686
Orbcomm, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 4.25%), 8.53% -
8.71%
,
 09/01/28 ................... 473 425,682
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.55% - 7.93% 09/25/29 .............. 4,122 3,319,689
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.51%
,
 01/31/29 ........ 795 794,237
Zayo Group Holdings, Inc., 1st Lien Term Loan,
03/25/30
(q)
....................... 6,255 6,152,379
21,046,965
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06% - 6.07%
,
 04/16/31 ............. 5,149 5,147,883
Vistra Operations Co. LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
 12/20/30 ............. 1,992 1,993,679
7,141,562
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 10.16%
,
 12/21/29
(a)
.......... 197 200,115
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.92%
,
 06/20/31
(e)
.................. 2,483 2,495,507
Coherent Corp., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
 07/02/29 ................... 1,456 1,453,561
Sanmina Corp., 1st Lien Term Loan B, 08/06/32
(e)
(q)
............................. 1,304 1,300,740
5,249,808
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR + 2.75%), 6.95%
,
 02/26/32 638 640,794
Stakeholder Midstream LLC, 1st Lien Term
Loan, (6-mo. CME Term SOFR + 4.00%),
8.04%
,
 01/02/31 ................... 1,036 1,037,698
1,678,492
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78%
,
 07/22/30 ............. USD 2,046 $ 2,044,378
Creative Artists Agency LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
 10/01/31 ............. 5,231 5,236,102
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
09/30/31
(q)
....................... 4,990 4,988,359
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.99%
,
 10/19/26 ........ 2,499 2,493,531
Motion Finco SARL, Facility 1st Lien Term Loan
B3, 11/13/29
(q)
..................... 3,264 2,918,814
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5, (3-mo. CME Term SOFR + 2.00%),
6.04%
,
 11/21/31 ................... 5,849 5,855,405
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
 01/24/31 ............. 5,271 5,273,923
28,810,512
Financial Services — 0.7%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.41%
,
 12/21/28 ........ 2,077 2,071,215
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.41%
,
 02/13/32 .. 1,038 1,035,920
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.91%
,
 07/30/31 ............ 622 622,899
Apex Group Treasury LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.75%
,
 02/27/32 ............. 2,584 2,522,540
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
 01/03/29 ................... 4,152 4,147,557
Belron Finance 2019 LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 2.50%),
6.74%
,
 10/16/31 ................... 5,966 5,992,155
Boost Newco Borrower LLC, 1st Lien Term Loan
B2, (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
 01/31/31 ............. 7,510 7,512,884
Clover Holdings SPV III LLC, 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
0.00%), 15.00% 12/09/27 ............. 26 26,377
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
 05/19/31 ................... 4,635 4,629,279
CTP-02 Propco LLC, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 0.00% -
7.53%
,
 12/06/29
(e)
.................. 4,216 4,214,001
EOC BORROWER LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
 03/24/32 ............. 5,851 5,848,409
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan, (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
 09/13/32 ............ 1,219 1,221,670
Guardian US Holdco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.50%
,
 01/31/30 ............. 521 520,802
Hilton Garden Inn, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
7.61%
,
 05/31/29
(e)
.................. 8,500 8,400,068

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
HP LQ Investment LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.15%
,
 12/09/26
(e)
............ USD 10,600 $ 10,600,000
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%), 6.63% -
7.07%
,
 02/17/31 ................... 3,598 3,597,330
Hyperion Refinance SARL, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.66%
,
 04/18/30 ............. 282 282,013
ION Platform Finance US, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.75%),
0.00%
,
 09/30/32
(e)
.................. 5,432 5,377,680
Orion US Finco, Inc., 1st Lien Term Loan,
05/21/32
(q)
....................... 1,532 1,539,660
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.50%),
6.66%
,
 05/30/31 ................... 3,797 3,798,296
Summit Acquisition, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
 10/16/31 ............. 236 236,689
WEX, Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
 04/03/28 ................... 432 431,034
WEX, Inc., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
 03/05/32 ................... 900 896,252
75,524,730
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.76%
,
 10/25/27 ................... 5,333 5,344,756
Froneri International Ltd., 1st Lien Term Loan,
07/16/32
(q)
....................... 1,510 1,505,983
Froneri International Ltd., Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
 09/30/31 ........ 5,231 5,188,159
MP Midco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.81%
,
 03/29/30 ............. 195 197,157
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
 11/13/29 ........ 782 782,037
Primo Brands Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55% - 6.96%
,
 03/31/28 ............. 1,597 1,596,038
Utz Quality Foods LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.50%
,
 01/29/32 ............. 3,045 3,043,094
Wellness Pet LLC, 1st Lien Term Loan A, (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
8.28%
,
 12/31/29 ................... 326 258,335
Wellness Pet LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
 12/31/29 ................... 182 78,265
17,993,824
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.13% - 7.32%
,
 03/25/32
(a)
..... 958 957,600
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.75%
,
 04/10/31 ............. USD 6,470 $ 6,442,558
Hertz Corp. (The), 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
 06/30/28 ................... 1,717 1,538,381
Hertz Corp. (The), 1st Lien Term Loan C, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
 06/30/28 ................... 338 302,794
8,283,733
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.16%, 09/29/28 ........... 1,483 1,480,974
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%, 01/15/31 ........... 3,090 3,087,723
QuidelOrtho Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR + 4.00%), 8.00%
,
 08/20/32 1,184 1,177,097
5,745,794
Health Care Providers & Services — 0.3%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan B,
09/17/32
(e)(q)
...................... 410 410,000
AHP Health Partners, Inc., 1st Lien Term Loan B,
09/20/32
(q)
....................... 292 292,479
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.75%),
6.63% - 7.05%
,
 09/29/28 ............. 1,791 1,791,047
CNT Holdings I Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.56% - 6.81%
,
 11/08/32 .............. 2,419 2,416,709
Concentra Health Services, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
 07/28/31 ........ 1,003 1,005,877
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
 08/01/29 ............. 2,489 2,494,648
Examworks Bidco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91%
,
 11/01/28 .............. 3,276 3,281,524
EyeCare Partners LLC, 1st Lien Term Loan A,
(6-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.88%
,
 08/31/28 ............. 499 501,863
EyeCare Partners LLC, 1st Lien Term Loan B,
(6-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.23% 11/30/28 .............. 889 552,399
EyeCare Partners LLC, 1st Lien Term Loan C,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.98% 11/30/28
(f)(l)
............ 53 11,394
LifePoint Health, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
 05/19/31 ............. 1,762 1,757,596
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.91%
,
 11/01/28 ............ 981 336,463
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.31%
,
 11/01/29 ............ 404 81,475
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%, 10/23/28 ........... 12,130 12,129,586
(1-mo. CME Term SOFR + 2.00%),
6.16%, 10/23/30 ................. 519 518,379

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.89%
,
 09/16/32 ............. USD 3,326 $ 3,320,823
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.16%
,
 11/19/31 ............ 1,003 1,002,614
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.50%),
6.66%
,
 12/19/30 ................... 2,586 2,586,874
Team Health Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.80%
,
 06/30/28 ............. 726 724,212
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
 08/01/31 ................... 556 556,711
35,772,673
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
 02/15/29 ............. 6,746 6,729,574
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
 05/01/31 ................... 4,804 4,714,078
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
 10/01/27 ............. 1,263 1,241,075
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
 11/03/31 ............ 1,266 1,266,479
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.57%
,
 06/02/28 ................... 2,478 2,385,359
Waystar Technologies, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.00%),
6.32%
,
 10/22/29 ................... 2,280 2,279,090
Waystar Technologies, Inc., 1st Lien Term Loan
B, 10/22/29
(q)
..................... 758 757,831
19,373,486
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
 09/20/30 ................... 3,404 3,390,042
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%, 03/11/30 ............ 291 289,643
(1-mo. CME Term SOFR at 0.00% Floor +
7.61%), 11.76%, 03/11/30 ........... 266 265,242
Alterra Mountain Co., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
 05/31/30
(e)
............ 1,574 1,574,981
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
 10/02/28 ............. 1,314 1,273,493
Caesars Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
 02/06/30 ............. 1,421 1,416,030
Caesars Entertainment, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
 02/06/31 ............. 6,222 6,201,273
Crown Finance US, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.78%
,
 12/02/31 ............. 1,541 1,536,129
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
DK Crown Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.00%
,
 03/04/32 ............. USD 3,574 $ 3,567,645
Entain plc, 1st Lien Term Loan B5, 07/30/32
(q)
.. 549 547,900
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
 01/29/29 ............. 6,806 6,793,678
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75%, 12/02/30 ........... 4,991 4,969,531
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%, 06/04/32 ........... 2,037 2,032,943
Four Seasons Hotels Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.91%
,
 09/22/32 ............. 4,484 4,488,328
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
 11/01/29 ........ 1,308 1,256,499
Herschend Entertainment Co. LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.41%
,
 05/27/32 ............ 1,427 1,431,291
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.91%
,
 11/08/30 .... 3,163 3,164,959
IRB Holding Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.66%
,
 12/15/27 ................... 2,486 2,486,550
Light & Wonder International, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.39%
,
 04/16/29 ........ 2,189 2,190,781
Long Point Development LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 4.35%), 8.69%
,
 01/01/28
(e)
........... 5,600 5,600,000
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
 08/01/30 ............. 750 731,054
Packers Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
 03/02/28 ............. 1,091 340,376
Penn Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.66%
,
 05/03/29 ............. 2,720 2,716,996
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.04% - 7.28%
,
 04/04/29 ...... 1,151 1,141,045
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.16%
,
 12/04/31 ... 792 789,796
Six Flags Entertainment Corp., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
 05/01/31 ........ 625 620,946
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.34%
,
 10/25/26
(e)
............ 7,532 7,414,504
Station Casinos LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
03/14/31 ............. 3,983 3,981,457
Turquoise Topco Ltd., 1st Lien Term Loan B,
08/13/32
(q)
....................... 1,222 1,222,770
Voyager Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.75%
,
 07/01/32 ............. 1,872 1,874,565

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.81% - 6.82%
,
 08/03/28 ............. USD 1,720 $ 1,720,781
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.91%
,
 05/24/30 ............ 1,722 1,726,726
78,757,954
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
 01/16/32 ............. 3,410 3,409,953
Madison Safety & Flow LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91%
,
 09/26/31 ............. 833 834,017
Serta Simmons Bedding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.62%
,
 06/29/28 ........... 653 609,628
Somnigroup International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.25%), 6.64%
,
 10/24/31 ............. 810 813,934
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
 12/19/29 ............. 311 311,828
SWF Holdings I Corp., 1st Lien Term Loan A2,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.28%
,
 10/06/28 ............. 880 716,258
Weber-Stephen Products LLC, 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.53%, 10/29/27 ........... 1,438 1,421,488
 09/17/32
(q)
....................... 2,479 2,451,111
10,568,217
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
 07/19/30 ........ 2,279 2,279,145
Calpine Corp., Facility 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
 01/31/31 ............. 1,041 1,039,357
Constellation Renewables LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 6.45%
,
 12/15/27 ............ 1,428 1,424,104
Talen Energy Supply LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.73%
,
 12/11/31 .............. 1,293 1,293,499
6,036,105
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
 09/13/32 ............. 523 525,181
Cube A&D Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
 10/18/31 ............. 499 500,739
EMRLD Borrower LP, 1st Lien Term Loan,
08/04/31
(q)
....................... 3,642 3,624,643
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.45%
,
 05/31/30 ............. 5,538 5,518,787
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan, 12/02/31
(q)
............ 1,149 1,149,724
Pinnacle Buyer, LLC, 1st Lien Term Loan,
09/13/32
(q)
....................... 1,413 1,414,843
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Resideo Funding, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.00%),
6.04%
,
 08/13/32 ................... USD 1,642 $ 1,640,982
14,374,899
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.50%),
6.67%
,
 09/19/31 ................... 11,155 11,122,464
AmWINS Group, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.25%
,
 01/30/32 ................... 5,232 5,229,007
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.75%),
6.91%
,
 12/29/31 ................... 3,508 3,494,066
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B2, (1-mo. CME Term
SOFR + 2.50%), 6.64%
,
 05/26/31 ....... 1,505 1,503,660
CRC Insurance Group LLC, 1st Lien Term Loan
B, 05/06/31
(q)
..................... 6,726 6,715,644
HUB International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.58% - 6.71%
,
 06/20/30 ........ 6,965 6,973,759
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
 03/15/30 ................... 1,500 1,491,992
OneDigital Borrower LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
 07/02/31 ............. 387 386,524
Ryan Specialty LLC, 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 09/15/31 ............. 3,531 3,529,517
USI, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
 09/27/30 ................... 3,592 3,586,246
USI, Inc., 1st Lien Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
 11/21/29 ................... 3,891 3,886,200
47,919,079
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B, 01/31/31
(a)(q)
.................... 1,303 1,294,131
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11, 08/21/28
(q)
2,074 2,079,806
Asurion LLC, 1st Lien Term Loan B12, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
 09/19/30 ................... 1,384 1,377,773
Asurion LLC, 1st Lien Term Loan B13, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
 09/19/30 ................... 3,945 3,916,719
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.53%
,
 01/31/28 ................... 1,054 1,025,015
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.53%
,
 01/19/29 ................... 618 590,276
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
 07/06/29 ................... 4,596 3,965,128
Clearwater Analytics LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
 04/21/32 ............. 1,522 1,522,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
 06/12/31 ........ USD 2,041 $ 2,037,472
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.66%
,
 05/30/31 ............. 4,976 4,979,424
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.25%
,
 06/27/31 ............. 900 901,864
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.91%
,
 05/30/31 ........ 3,945 3,937,792
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.91%
,
 11/09/29 ........ 1,488 1,485,320
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
6.50%), 11.07%, 07/27/28
(f)(l)
......... 1,084 215,996
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.32%, 07/27/28 ........... 379 309,943
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.57%, 07/27/28 ........... 539 233,473
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
 06/17/31 ............. 3,748 3,742,620
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.41%
,
 06/07/32 ............. 560 552,720
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.81%
,
 07/01/31 ................... 848 836,518
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
 10/28/30 ........ 1,336 1,339,414
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
 07/16/31 ............ 3,522 3,510,978
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.82%
,
 07/31/31 ... 6,445 6,434,922
Shift4 Payments LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.80% - 7.05%
,
 06/30/32 ............. 1,171 1,179,291
X Corp., 1st Lien Term Loan B1, (3-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.96%
,
 10/26/29 .................. 4,568 4,476,831
x.AI Corp., 1st Lien Term Loan, 06/28/30
(q)
.... 1,622 1,567,521
52,218,816
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76%
,
 05/30/28
(a)
............ 401 400,886
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.26%
,
 11/08/27 .............. 108 108,348
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
 07/03/28 ............. 576 575,240
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
 07/03/28 ............. 143 143,322
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
 09/27/30 ................... USD 1,358 $ 1,357,693
2,184,603
Machinery — 0.4%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.21%
,
 05/21/31 ............. 2,981 2,986,649
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.28%
,
 07/31/28 ............. 3,682 3,688,562
Chart Industries, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
 03/15/30 ................... 632 634,349
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.50%
,
 05/15/28
(e)
............ 683 683,436
Filtration Group Corp., 1st Lien Term Loan
B, (1-mo. CME Term SOFR + 2.75%),
6.91%
,
 10/23/28 ................... 4,979 4,997,679
Generac Power Systems, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.03%
,
 06/12/31 ............ 807 809,876
Husky Injection Molding Systems Ltd., 1st
Lien Term Loan, (6-mo. CME Term SOFR +
4.50%), 8.67%
,
 02/15/29 ............. 5,336 5,346,509
Indicor LLC, 1st Lien Term Loan D, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
 11/22/29 ................... 1,219 1,219,692
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.39%
,
 11/02/28 .... 167 166,356
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70%, 06/21/28 ........... 4,992 4,992,564
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45%, 05/06/32 ........... 2,484 2,494,083
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.28%
,
 10/04/28 ................... 950 954,351
SPX FLOW, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR + 2.75%), 6.91%
,
 04/05/29 4,547 4,563,595
TK Elevator Midco GmbH, 1st Lien Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.20% - 7.41%
,
 04/30/30 ........ 4,511 4,521,193
Vertiv Group Corp., 1st Lien Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.03%
,
 08/12/32 ................... 5,994 5,999,574
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
 12/18/28 ................... 1,223 269,069
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.53%
,
 01/27/31 ............. 3,002 3,003,059
47,330,596
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
 08/15/28
(e)
............ 3,120 3,010,810
Charter Communications Operating LLC, 1st Lien
Term Loan B4, (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
 12/09/30 ... 1,194 1,192,661

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, 1st
Lien Term Loan B5, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 6.42% -
6.67%
,
 12/15/31 ................... USD 1,194 $ 1,193,388
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.28%
,
 08/23/28 ........ 656 656,185
CSC Holdings LLC, 1st Lien Term Loan,
01/18/28
(q)
....................... 648 643,709
CSC Holdings LLC, 1st Lien Term Loan B5,
04/15/27
(q)
....................... 4,324 4,179,697
DirecTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.57%
,
 08/02/27 ............. 95 95,410
ECL Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR + 3.00%),
7.16%
,
 08/30/30 ................... 841 839,370
Fleet Midco I Ltd., 1st Lien Term Loan B2, (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.54%
,
 02/21/31
(e)
.................. 600 600,201
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.53% - 11.50%
,
 05/23/29 ....... 8 8,397
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
 06/30/28 ............ 1,155 1,165,030
Outfront Media Capital LLC, 1st Lien Term Loan
B, 09/16/32
(q)
..................... 1,172 1,171,273
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.24% - 7.28%
,
 11/13/31 ... 3,745 3,746,974
Telenet Financing USD LLC, Facility 1st Lien
Term Loan, 05/01/28
(q)
............... 525 520,296
Ziggo Financing Partnership, 1st Lien Term Loan
I, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.76%
,
 04/28/28 ............. 1,087 1,083,609
20,107,010
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
 03/03/32
(a)
........... 5,306 5,299,049
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
 11/22/30 .............. 807 807,161
Buckeye Partners LP, 1st Lien Term Loan
B7, (1-mo. CME Term SOFR + 1.75%),
0.00%
,
 11/22/32 ................... 196 196,246
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.58%
,
 12/21/28 ........ 3,347 3,344,085
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.29%
,
 10/04/30 ............ 249 248,174
Hilcorp Energy I LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.15%
,
 02/06/30 ................... 1,293 1,292,505
Meade Pipeline Co LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.00%),
6.00%
,
 09/17/32 ................... 431 430,461
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.03%
,
 01/31/28 ................... 511 514,725
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.42%
,
 10/05/28 ... USD 2,477 $ 2,475,373
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.63%
,
 06/16/32 ... 410 409,553
9,718,283
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%, 04/20/28 ........... 1,205 1,202,199
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%, 05/28/32 ........... 1,066 1,070,326
Air Canada, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
 03/21/31 ................... 2,427 2,423,752
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98%, 01/29/27 ........... 1,217 1,212,537
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50%, 02/15/28 ........... 2,097 2,093,515
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26%, 06/04/29 ........... 1,623 1,619,056
JetBlue Airways Corp., 1st Lien Term Loan,
08/13/29
(q)
....................... 1,748 1,673,917
Stonepeak Nile Parent LLC, 1st Lien Term Loan,
04/09/32
(q)
....................... 837 835,954
United Airlines, Inc., Facility 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
 02/24/31 ............. 2,070 2,073,185
14,204,441
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.66%
,
 08/02/32 ............ 3,447 3,441,243
Boots Group Bidco Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
 08/30/32 ............. 1,935 1,939,025
Elanco Animal Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.13%
,
 08/02/27 ............. 1,597 1,594,956
Endo Finance Holdings, Inc., 1st Lien Term Loan,
04/23/31
(q)
....................... 1,037 1,038,895
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
 05/05/28 ............. 3,170 3,171,879
Opal LLC, Facility 1st Lien Term Loan B2, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
 04/23/32 ................... 2,875 2,880,750
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.41%
,
 05/19/31 ................... 838 816,408
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
 04/20/29 ............. 1,400 1,397,793
16,280,949

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
 08/12/32 ................... USD 3,858 $ 3,829,812
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
 09/29/31 ............. 1,875 1,872,968
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.78%
,
 06/02/28 ................... 3,097 3,094,362
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4, (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.91%
,
 04/28/28 .. 4,969 4,960,073
Dayforce, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
 03/01/31
(e)
.................. 3,490 3,490,344
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.68%
,
 06/22/29 ................... 826 830,104
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31% 07/31/30 .............. 820 742,603
Skopima Consilio Parent LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.91%
,
 05/12/28 ............ 1,423 1,201,814
TransUnion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
 06/24/31 ................... 1,994 1,992,248
TransUnion LLC, 1st Lien Term Loan B9, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
 06/24/31 ................... 4,484 4,479,298
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
 09/28/29 ... 1,307 1,303,014
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.03% - 7.57%
,
 11/26/31 ........ 3,998 3,995,791
31,792,431
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.91%
,
 01/31/30
(a)
.. 481 482,235
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%), 5.75% -
6.05%
,
 07/06/29 ................... 1,199 1,205,978
MKS, Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.17%
,
 08/17/29 ................... 3,656 3,651,839
Qnity Electronics, Inc., 1st Lien Term Loan B,
08/12/32
(q)
....................... 2,602 2,598,748
7,456,565
Software — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
 02/24/31 ............. 5,089 5,090,163
Avalara, Inc., 1st Lien Term Loan, 03/26/32
(q)
.. 179 178,950
Barracuda Networks, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
 08/15/29 ............. 1,911 1,595,482
Boxer Parent Co., Inc., 1st Lien Term Loan,
07/30/31
(q)
....................... 5,257 5,245,073
Security
Par (000)
Par (000) Value
Software (continued)
Capstone Borrower, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
 06/17/30 ............. USD 2,115 $ 2,109,142
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.16%
,
 01/23/32 ............ 6,191 6,181,514
Cloud Software Group, Inc., 1st Lien Term Loan
B
(1-mo. CME Term SOFR + 3.25%),
7.48%, 03/21/31 ................. 5,959 5,979,238
(3-mo. CME Term SOFR + 3.25%),
7.25%, 08/16/32 ................. 6,095 6,112,705
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
 10/09/28 ................... 1,073 1,053,331
Clover Holdings 2 LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.94%
,
 12/09/31 ............. 5,150 5,148,129
DS Admiral Bidco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
 06/26/31 ............. 976 974,743
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
 10/09/29 ............. 5,104 5,100,867
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.91%
,
 11/15/32 .............. 703 717,644
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07%, 09/12/29 ........... 5,163 5,147,100
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% - 6.07%, 04/16/32 ...... 769 765,419
Genesys Cloud Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
 01/30/32 ............ 8,307 8,246,497
Informatica LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.41%
,
 10/27/28 ................... 1,998 2,000,359
Kaseya, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.41%
,
 03/22/32 ................... 5,169 5,173,944
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.22%
,
 03/01/29 ................... 2,973 2,834,306
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25%, 05/03/28 ........... 1,047 1,005,217
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.41%, 12/31/31 ........... 798 732,832
Planview Parent, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.51%
,
 12/17/27 ............. 525 516,016
Proofpoint, Inc., 1st Lien Term Loan
 08/31/28
(q)
....................... 547 548,428
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%, 08/31/28 ........... 4,966 4,978,517
QXO Building Products, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
 04/30/32 ............. 720 725,510
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(q)
. 2,714 2,706,370
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78%, 12/17/27 ........... 272 257,229

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.26%, 11/15/29
(e)
.......... USD 803 $ 754,996
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78%, 12/17/27 ........... 89 84,210
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.26%, 06/30/28 ........... 38 35,466
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.26%, 11/15/29
(e)
.......... 379 356,520
SS&C Technologies, Inc., 1st Lien Term Loan
B8, (1-mo. CME Term SOFR + 2.00%),
6.32%
,
 05/09/31 ................... 5,104 5,115,590
UKG, Inc., 1st Lien Term Loan, 02/10/31
(q)
.... 6,489 6,480,201
VS Buyer LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR + 2.25%), 6.56%
,
 04/14/31 .... 4,781 4,767,302
98,719,010
Specialty Retail — 0.1%
(a)
Lavender Dutch BorrowerCo BV, 1st Lien Term
Loan, 09/29/32
(e)(q)
.................. 1,383 1,383,000
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.66% - 6.96%
,
 04/23/31 .. 1,507 1,502,226
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.20%
,
 05/04/28 ... 5,082 5,078,631
Peer Holding III BV, 1st Lien Term Loan
B, (12-mo. CME Term SOFR + 2.25%),
0.00%
,
 09/27/32 ................... 564 564,000
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.78%, 10/20/28 ........... 535 520,255
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.51%, 10/20/28 ........... 416 406,507
Spectris, 1st Lien Term Loan, 09/24/32
(e)(q)
.... 388 388,485
9,843,104
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
 09/15/32
(a)
.................. 6,251 6,221,995
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
 07/27/28 ................... 3,364 3,362,726
Core & Main LP, 1st Lien Term Loan E, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
 02/10/31 ................... 2,140 2,133,513
Foundation Building Materials, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
8.31%
,
 01/29/31 ................... 3,799 3,803,774
Gulfside Supply, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
 06/17/31 ................... 635 635,299
Herc Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.25%
,
 06/02/32 ................... 454 455,702
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00% Floor +
2.00%), 6.16% 06/29/29 .............. 1,436 498,282
10,889,296
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.66%
,
 09/23/31 ................... USD 5,074 $ 5,072,229
Brown Group Holding LLC, 1st Lien Term Loan,
07/01/31
(q)
....................... 2,080 2,080,874
Brown Group Holding LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91% - 7.07%
,
 07/01/31 ........ 1,758 1,761,176
OLA Netherlands BV, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.51%
,
 12/15/26
(e)
................. 1,237 1,227,708
Rand Parent LLC, 1st Lien Term Loan B,
03/18/30
(q)
....................... 2,071 2,060,402
12,202,389
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan, 08/09/32
(q)
................... 1,040 1,038,700
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.18%
,
 05/01/28 ............ 1,106 1,096,757
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.92%
,
 01/27/31 ............. 3,014 3,022,876
Windstream Services LLC, 1st Lien Term Loan B,
09/24/32
(e)(q)
...................... 2,077 2,056,230
7,214,563
Total Floating Rate Loan Interests — 9.3%
(Cost: $996,908,023) .............................. 992,315,647
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
.................. 500 494,000
3.75%, 01/15/31
(b)
.................. 491 467,088
6.44%, 01/26/36
(c)
.................. 394 425,914
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 ................... 656 694,744
5.95%, 07/30/34 ................... 430 450,558
2,532,304
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ............ 1,100 1,193,335
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50%, 02/18/3021 .. GBP 886 893,877
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 ............... EUR 400 481,705
1,375,582
France — 0.1%
Electricite de France SA
(a)(c)(k)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,859,324
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 242,311
(5-Year EUR Swap Annual + 3.97%), 3.38% . 5,200 5,853,141
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 246,539
8,201,315
Hungary — 0.1%
Magyar Export-Import Bank Zrt., 6.13%,
12/04/27
(b)
....................... USD 1,201 1,241,534
MVM Energetika Zrt.
(c)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hungary (continued)
7.50%, 06/09/28 ................... USD 529 $ 559,481
6.50%, 03/13/31 ................... 935 991,100
2,792,115
Indonesia — 0.0%
Pertamina Persero PT, 3.10%, 08/27/30
(c)
.... 1,275 1,192,775
Mexico — 0.2%
Petroleos Mexicanos
5.35%, 02/12/28 ................... 5,320 5,288,080
6.50%, 01/23/29 ................... 3,681 3,743,577
8.75%, 06/02/29 ................... 1,255 1,354,981
5.95%, 01/28/31 ................... 882 855,099
6.70%, 02/16/32 ................... 2,408 2,386,930
13,628,667
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(b)
.............. 1,221 1,354,932
Nigeria — 0.0%
Africa Finance Corp., 5.55%, 10/08/29
(b)
..... 1,203 1,226,110
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 5.50%,
05/06/30
(b)
....................... 595 611,660
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 ................... 466 493,792
5.75%, 07/09/34 ................... 1,140 1,198,653
1,692,445
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%,
02/14/29
(c)
....................... 429 453,882
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%, 07/17/64
(b)
..... 798 784,234
SRC Sukuk Ltd., 4.88%, 10/02/35
(c)
......... 835 827,577
1,611,811
Total Foreign Agency Obligations — 0.4%
(Cost: $36,346,603) ............................... 37,866,933
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(b)
...... 519 529,704
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................... 572 615,615
5.45%, 09/16/32 ................... 480 470,870
1,086,485
Barbados — 0.0%
Barbados Government Bond, 8.00%, 06/26/35
(b)
815 848,823
Benin — 0.0%
Benin Government Bond, 7.96%, 02/13/38
(b)
... 649 662,895
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%, 03/05/37
(c)
. 732 732,732
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ................... EUR 558 670,273
3.10%, 05/07/41 ................... USD 1,509 1,150,612
1,820,885
Colombia — 0.1%
Republic of Colombia
8.00%, 04/20/33 ................... 1,035 1,128,150
Security
Par (000)
Par (000) Value
Colombia (continued)
8.00%, 11/14/35 ................... USD 439 $ 471,596
7.75%, 11/07/36 ................... 1,182 1,238,145
8.75%, 11/14/53 ................... 253 277,857
3,115,748
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34
(c)
.... 553 595,028
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
.................. 557 568,697
5.50%, 02/22/29
(c)
.................. 150 153,150
7.05%, 02/03/31
(b)
.................. 1,301 1,403,128
6.95%, 03/15/37
(b)
.................. 596 637,273
2,762,248
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
.................. EUR 649 725,529
6.38%, 04/11/31
(b)
.................. 479 537,862
7.63%, 05/29/32
(c)
.................. USD 1,050 1,033,725
9.45%, 02/04/33
(b)
.................. 590 629,642
2,926,758
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
.................. 767 773,807
5.25%, 08/10/29
(c)
.................. 511 515,535
7.05%, 10/04/32
(b)
.................. 1,076 1,181,448
6.60%, 06/13/36
(b)
.................. 544 576,096
6.25%, 08/15/36
(b)
.................. 618 638,394
3,685,280
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
.................. 1,125 1,148,344
5.38%, 09/12/33
(c)
.................. EUR 1,109 1,411,304
5.50%, 03/26/36
(b)
.................. USD 575 579,140
6.75%, 09/23/55
(b)
.................. 620 657,039
3,795,827
Indonesia — 0.0%
Republic of Indonesia, 3.88%, 01/15/33 ...... EUR 550 656,221
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
.................. USD 443 449,379
5.88%, 10/17/31
(c)
.................. EUR 1,300 1,517,680
8.08%, 04/01/36
(b)
.................. USD 412 426,008
8.25%, 01/30/37
(b)
.................. 403 419,454
2,812,521
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(b)
....................... 580 603,902
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%,
06/03/30
(b)
....................... 480 483,000
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(b)
.. 1,209 1,239,158
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30
(b)
. 1,240 1,259,220
United Mexican States
5.38%, 03/22/33 ................... 980 979,020
6.63%, 01/29/38 ................... 535 562,419
5.13%, 03/19/38 ................... EUR 475 567,784

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
6.34%, 05/04/53 ................... USD 628 $ 610,799
3,979,242
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
.................. 566 541,504
5.95%, 03/08/28
(b)
.................. 412 427,192
4.75%, 04/02/35
(b)
.................. EUR 1,115 1,348,390
2,317,086
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(b)
................. USD 688 765,744
7.63%, 11/28/47
(c)
.................. 690 591,951
1,357,695
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27
(c)
EUR 498 607,760
Oman — 0.0%
Oman Government Bond, 6.50%, 03/08/47
(c)
.. USD 953 1,029,621
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ................... 1,068 1,178,538
6.40%, 02/14/35 ................... 928 961,872
2,140,410
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................... 70 70,127
2.74%, 01/29/33 ................... 526 464,984
5.60%, 03/13/48 ................... 423 400,687
935,798
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 ................... 867 926,343
5.50%, 04/04/53 ................... 562 542,651
1,468,994
Republic of Turkiye — 0.0%
Republic of Turkiye (The), 7.13%, 02/12/32 ... 1,181 1,220,859
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
.................. 698 705,321
2.12%, 07/16/31
(c)
.................. EUR 1,229 1,230,079
6.25%, 09/10/34
(b)
.................. 1,136 1,371,705
6.75%, 07/11/39
(b)
.................. 509 609,304
3,916,409
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
.................. USD 1,818 1,218,624
5.00%, 01/18/53
(b)
.................. 1,520 1,371,800
2,590,424
Serbia — 0.0%
Republic of Serbia
2.13%, 12/01/30
(b)
.................. 1,099 959,570
6.50%, 09/26/33
(c)
.................. 555 601,231
6.00%, 06/12/34
(b)
.................. 712 741,548
2,302,349
South Africa — 0.0%
Republic of South Africa
7.10%, 11/19/36
(b)
.................. 923 962,689
5.75%, 09/30/49 ................... 1,166 933,919
Security
Par (000)
Par (000) Value
South Africa (continued)
7.95%, 11/19/54
(b)
.................. USD 888 $ 901,085
2,797,693
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%, 06/26/34
(b)
815 829,874
United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.90%,
09/09/50
(c)
....................... 826 624,919
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60 . 1,002 941,604
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 ................... EUR 667 806,024
7.85%, 10/12/28 ................... USD 522 560,106
1,366,130
Total Foreign Government Obligations — 0.5%
(Cost: $55,515,124) ............................... 58,784,082
Shares
Shares
Investment Companies
(r)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 583,713 30,954,300
iShares 5-10 Year Investment Grade Corporate
Bond ETF ........................ 4,122,960 223,010,907
iShares Core Dividend Growth ETF ........ 556,341 37,875,695
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
.......................... 2,650,738 215,213,418
Total Investment Companies — 4.8%
(Cost: $480,985,633) .............................. 507,054,320
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.2%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.12%, 11/25/35 . 977 863,441
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.83%, 11/25/35 ............ 143 142,241
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.80%,
06/25/35
(a)
..................... 318 304,988
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 4.89%, 08/25/35
(a)
...... 746 687,468
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.79%,
12/25/35
(a)
..................... 141 131,213
Series 2005-63, Class 3A3, 4.86%, 11/25/35
(a)
1,239 1,157,701
Series 2005-63, Class 5A1, 4.87%, 12/25/35
(a)
22 21,895
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 35 31,176
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.15%,
02/25/36
(a)
..................... 2,920 2,676,360
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 568 310,046

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-15CB, Class A1, 6.50%, 06/25/36 USD 955 $ 436,718
Series 2006-20CB, Class A9, 6.00%, 07/25/36 425 165,308
Series 2006-2CB, Class A6, 5.50%, 03/25/36 668 272,566
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,643 996,590
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 926,342
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 742 380,253
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 117,425
Series 2006-J7, Class 2A1, (1-mo. SOFR at
1.50% Floor + 1.61%), 2.75%, 11/20/46
(a)
2,667 2,350,790
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,177 443,569
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.88%, 11/25/46
(a)
......... 3,999 3,335,170
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.65%, 11/25/46
(a)
................ 1,332 1,208,388
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
5.00%, 11/25/46
(a)
................ 5,413 4,932,979
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.65%, 10/25/46
(a)
................ 235 220,277
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.67%,
05/20/46
(a)
..................... 1,029 920,050
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.69%, 05/25/36
(a)
................ 4,168 3,940,343
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.65%, 07/25/46
(a)
................ 7,161 6,497,046
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,706 718,685
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 165,968
Series 2007-15CB, Class A7, 6.00%, 07/25/37 217 126,709
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 196 114,894
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,116 513,222
Series 2007-19, Class 1A8, 6.00%, 08/25/37 543 249,703
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,322,569
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 200,832
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,116 1,287,832
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 535 221,060
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.36%), 4.52%,
06/25/37
(a)
..................... 4,724 3,979,162
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 545,910
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.53%, 11/25/47
(a)
................ 984 879,600
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 04/25/47
(a)
................ 6,858 6,353,669
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.61%,
05/25/47
(a)
..................... 2,506 2,262,489
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.63%, 06/25/47
(a)
................ 5,468 4,373,897
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... USD 888 $ 484,277
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.12%,
10/25/46
(a)
..................... 6,936 5,801,576
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.09%,
10/25/46
(a)
..................... 4,037 2,651,763
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
404 364,399
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 226 204,845
Series 2006-D, Class 6A1, 4.02%, 05/20/36 . 228 193,302
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.67%,
06/20/47 ...................... 704 579,435
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 12,293 12,262,514
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,156 1,152,656
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,295 1,293,041
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 578,358
Series 2024-NQM4, Class B2, 7.55%,
12/26/64
(a)
..................... 440 439,302
Series 2024-NQM4, Class B3, 7.55%,
12/26/64
(a)
..................... 1,006 963,270
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 957,832
Series 2024-NQM4, Class XS, 0.00%,
12/26/64
(a)
..................... 17,715 746,415
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 12,259 12,360,375
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... 1,119 1,129,147
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 1,065 1,075,362
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 664,626
Series 2025-NQM1, Class B2, 7.80%,
01/25/65
(a)
..................... 574 576,527
Series 2025-NQM1, Class B3, 7.80%,
01/25/65
(a)
..................... 1,273 1,230,514
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,079,453
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 1,964
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 13,253 13,439,631
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 1,049 1,064,198
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 2,062 2,090,713
Series 2025-NQM2, Class B1, 7.69%,
05/25/65
(a)
..................... 662 679,747
Series 2025-NQM2, Class B2, 7.69%,
05/25/65
(a)
..................... 263 261,914
Series 2025-NQM2, Class B3, 7.69%,
05/25/65
(a)
..................... 49 43,650
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... 1,342 1,379,984

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... USD —
(o)
$ 375
Series 2025-NQM3, Class B1, 7.61%,
05/25/65
(a)
..................... 2,000 2,010,139
Series 2025-NQM4, Class PT2, 0.00%,
07/25/65
(a)
..................... 19,250 19,827,317
Series 2025-NQM5, Class PT2, 5.14%,
10/25/55
(a)
..................... 19,375 19,965,469
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.71%, 04/25/36
(a)
2,956 2,658,927
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 555 547,418
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 583 607,239
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.61%, 03/25/37 ........... 855 776,890
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.55%, 03/25/37 ....... 1,253 1,180,321
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.67%, 09/25/47 ....... 1,390 1,314,806
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.31%,
11/25/64 ...................... 1,000 1,022,305
Series 2025-NQM2, Class B2, 7.31%,
11/25/64 ...................... 1,000 994,128
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b)(d)
................. 2,000 2,027,758
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.54%, 04/25/35
(a)
.......... 562 536,359
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.87%,
05/25/35
(a)
..................... 1,835 1,629,277
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.11%,
04/25/46
(a)
..................... 2,560 697,768
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 54,476
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 199,348
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 304,407
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)(b)
.............. 6,242 6,126,057
CIM Trust, Series 2025-I1, Class B1B, 7.54%,
10/25/69
(a)(b)
...................... 4,918 5,006,848
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 50 44,888
COLT Mortgage Loan Trust
(a)(b)
Series 2022-5, Class A1, 4.55%, 04/25/67 .. 3,277 3,265,193
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 361,070
Series 2025-9, Class B1, 6.82%, 09/25/70 .. 2,000 2,004,723
Cross Mortgage Trust
(a)(b)
Series 2025-H2, Class B1B, 7.65%, 03/25/70 894 901,697
Series 2025-H6, Class B1B, 7.59%, 07/25/70 1,227 1,225,435
Series 2025-H7, Class B1B, 7.18%, 09/25/70 822 817,435
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 255 220,301
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.97%,
09/27/37
(a)
..................... 2,473 2,068,487
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... USD 1,134 $ 1,129,584
Series 2022-ATH3, Class B1, 7.10%,
08/25/67
(a)
..................... 4,695 4,677,733
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.65%,
08/25/47
(a)
....................... 9,405 8,149,890
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,651 1,388,502
Series 2023-1, Class B1, 6.70%, 02/25/68 .. 2,000 1,993,006
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 535,539
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.43%,
02/25/37
(a)
....................... 758 408,930
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................. 12,231 12,187,621
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 4.02%, 05/25/35
(a)
........... 14 12,876
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.44%, 02/25/36 ................. 1,731 1,587,802
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 6.15%, 03/25/36 ....... 846 767,941
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
..................... 1,873 1,865,429
Series 2025-NQM2, Class B1, 0.07%,
06/25/65
(a)
..................... 280 287,936
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ...................... 843 843,161
Series 2025-NQM3, Class B2, 7.51%,
11/25/65
(a)
..................... 896 882,389
HOMES Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.22%,
01/25/70 ...................... 2,355 2,373,541
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ...................... 1,456 1,449,960
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.77%, 10/25/35
(a)
.. 929 849,151
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 547 378,913
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 671,622
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.25%,
08/25/37 ...................... 85 58,708
Series 2007-AR15, Class 2A1, 3.38%,
08/25/37 ...................... 414 289,842
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ...................... 2,000 1,999,953
Series 2025-VIS2, Class B1, 7.25%, 01/25/63 2,000 2,018,959
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.89%, 12/25/35 205 197,879
Series 2006-1, Class 2A1, 5.60%, 02/25/36 . 178 175,066
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,581,295
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 9,690 9,599,773
Series 2025-NQM3, Class B1, 6.93%,
08/25/70
(a)
..................... 1,500 1,504,609

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... USD 632 $ 636,240
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(d)
..... 3,805 3,808,399
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.04%, 01/25/65
(a)(b)
. 1,577 1,549,667
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 214 200,638
PRPM LLC
(b)(d)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55 ...................... 583 561,507
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55 ...................... 700 664,470
Series 2025-RCF4, Class M2, 4.50%,
08/25/55 ...................... 667 607,019
PRPM Trust, Series 2025-NQM3, Class B1,
6.94%, 05/25/70
(a)(b)
................. 3,012 3,009,402
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(a)(b)
.......... 5,000 5,061,701
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 104 86,400
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 308 99,649
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 29 23,448
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.24%,
05/25/65
(a)(b)
...................... 2,001 2,015,611
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
..... 12,746 12,642,930
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.83%, 04/25/47
(a)
180 67,511
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.73%, 02/25/36 ........... 333 310,607
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.65%, 06/25/36 ....... 6,116 5,375,223
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.65%, 07/25/46 ....... 7,698 5,407,530
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.63%, 09/25/47 ................. 1,428 1,328,071
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
. 8,412 8,097,515
Series 2023-2, Class B1, 7.44%, 03/25/68
(a)
. 1,000 1,006,034
Series 2025-4, Class B2, 7.43%, 05/25/70
(a)
. 500 497,915
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
. 1,000 1,001,753
Series 2025-7, Class B2, 7.51%, 08/25/70
(a)
. 707 705,377
Series 2025-8, Class B1, 6.48%, 09/25/70 .. 1,338 1,320,693
Series 2025-8, Class B2, 7.52%, 09/25/70
(a)
. 1,967 1,963,086
Series 2025-INV1, Class B2, 7.31%,
02/25/70
(a)
..................... 2,094 2,079,415
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
.......... 2,800 2,821,430
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.12%, 10/25/36
(d)
. 966 321,397
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 5.13%,
06/25/46
(a)
..................... 2,648 2,146,620
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 4.90%,
06/25/47
(a)
..................... USD 4,334 $ 3,633,761
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.99%, 05/25/47
(a)
................ 2,000 1,734,368
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 4.96%,
07/25/47
(a)
..................... 2,304 1,948,864
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
(a)
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 5.00%,
10/25/46 ...................... 3,986 3,484,375
Series 2007-OA1, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.72% Floor + 0.72%), 4.87%,
12/25/46 ...................... 3,375 2,761,095
341,781,526
Commercial Mortgage-Backed Securities — 6.0%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a)(b)
...................... 4,683 4,743,267
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.65%,
06/15/42
(a)(b)
...................... 1,767 1,780,980
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.64%, 09/15/34
(a)(b)
. 1,564 1,515,125
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.84%, 07/15/41
(a)(b)
. 1,270 1,273,175
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.59%,
10/15/34
(a)(b)
...................... 13,280 13,288,300
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.42%, 04/15/35
(a)(b)
...... 3,467 3,445,331
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.40%, 12/15/36 ................. 3,624 3,447,330
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.80%, 08/15/42 ................. 2,377 2,376,481
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 15,300 15,821,066
Series 2024-MAR, Class C, 7.77%, 12/10/41 4,470 4,653,748
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.50%,
08/15/39 ...................... 17,580 17,626,269
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.00%,
02/15/42 ...................... 8,893 8,904,116
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 2,091 1,869,756
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.95%, 05/15/35
(a)(b)
........... 1,900 1,904,949

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.58%), 4.74%,
08/25/35 ...................... USD 1,692 $ 1,642,577
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.75%, 11/25/35 ............ 413 399,213
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.60%,
03/25/37 ...................... 1,264 1,204,754
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.71%,
07/25/37 ...................... 2,018 1,903,057
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.95%,
09/25/37 ...................... 495 467,052
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.52%,
12/25/37 ...................... 1,129 1,003,107
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
........... 1,140 975,918
BFLD Commercial Mortgage Trust, Series 2025-
5MW, Class A, 4.67%, 10/10/42
(a)(b)
....... 3,203 3,197,351
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.04%, 07/15/41
(a)(b)
........... 2,830 2,838,844
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.97%, 10/15/35
(a)(b)
................. 2,433 30,415
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.00%, 08/15/42
(a)(b)
. 4,747 4,760,379
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.52%,
06/15/41
(a)(b)
...................... 4,710 4,715,888
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.07%, 08/15/41
(a)(b)
. 5,905 5,930,834
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.32%,
09/15/38 ...................... 1,900 1,898,813
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.86%,
09/15/38 ...................... 4,495 4,439,998
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,276,368
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.18%,
02/15/33 ...................... 12,383 12,333,960
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.41%,
02/15/33 ...................... 7,261 7,238,353
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.52%, 02/15/33 ................. 4,795 4,788,770
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.07%, 06/15/38 ................. 4,321 4,322,791
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.51%,
10/15/38 ...................... 6,300 6,292,125
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.91%,
12/09/40 ...................... 2,950 2,953,642
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
10/15/41 ...................... USD 8,920 $ 8,934,313
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.84%,
08/15/39 ...................... 18,059 18,093,067
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.03%, 10/15/41 ................. 7,280 7,318,675
Series 2024-BRBK, Class C, (1-mo. CME
Term SOFR at 4.87% Floor + 4.87%),
9.02%, 10/15/41 ................. 1,424 1,425,764
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.44%, 12/15/39 ................. 4,223 4,233,563
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.79%, 05/15/41 ................. 2,484 2,486,620
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
02/15/39 ...................... 4,170 4,173,097
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.69%, 06/15/37 ................. 3,254 3,258,930
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.70%, 11/15/41 . CAD 4,518 3,276,596
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
02/15/39 ...................... USD 8,875 8,883,121
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.54%,
03/15/41 ...................... 4,537 4,539,882
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.59%, 04/15/40 ................. 7,641 7,655,549
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.89%, 04/15/40 ................. 1,997 1,997,911
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.06%, 02/15/36 ................. 1,880 1,879,412
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.27%, 02/15/36 ................. 1,765 1,756,061
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.27%, 02/15/36 ................. 5,638 5,610,281
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.15%,
01/15/39 ...................... 6,710 6,705,806
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.00%, 01/15/39 ................. 2,180 2,177,956
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.84%, 05/15/38 ................. 8,500 8,553,011
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.59%,
03/15/41 ...................... 2,615 2,624,824
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.54%,
03/15/41 ...................... 1,200 1,208,008
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
06/15/41 ...................... 7,780 7,784,863

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-LIFE, Class A, 5.88%, 06/13/47 USD 2,852 $ 2,937,307
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.50%,
10/15/27 ...................... 1,779 1,779,000
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
03/15/42 ...................... 3,798 3,796,813
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 2,800 2,342,378
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 3,144,073
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,262 4,123,842
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.95%, 05/10/49
(a)
..... 2,870 2,823,600
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.74%,
08/15/36 ...................... 1,750 1,750,000
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.59%,
08/15/36 ...................... 8,900 8,840,111
Commercial Mortgage Trust
(b)
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)
..................... 1,321 976,603
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.99%, 06/15/41
(a)
................ 4,380 4,367,681
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,540,402
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.79%, 08/15/41
(a)(b)
................. 1,900 1,898,494
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.59%, 02/15/27
(a)(b)(e)
................ 8,800 8,739,182
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.03%,
08/15/34
(a)(b)
...................... 12,500 12,539,062
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 04/15/37
(a)(b)
........... 3,040 3,040,950
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.75%, 08/15/35
(a)(b)
................. 5,197 5,206,744
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.74%,
08/15/37
(a)(b)
...................... 1,214 1,214,000
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
...................... 9,400 9,614,896
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.51%,
07/15/38 ...................... 2,531 2,530,671
Series 2021-ESH, Class E, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 7.11%,
07/15/38 ...................... 5,057 5,057,126
Series 2025-ESH, Class A, (1-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.45%,
10/15/42 ...................... 7,158 7,158,000
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.60%,
12/15/39
(a)(b)
...................... 10,700 10,703,344
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.96%, 08/15/39
(a)(b)
................. 1,750 1,752,734
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.84%, 05/15/41 .. USD 7,190 $ 7,203,481
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.69%, 03/15/39 ................. 5,660 5,670,613
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.15%,
11/15/36 ...................... 1,900 1,898,815
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.24%,
03/15/28 ...................... 8,480 8,514,450
Series 2023-SHIP, Class E, 7.43%, 09/10/38 8,600 8,661,772
GSMS Trust, Series 2024-FAIR, Class A, 5.88%,
07/15/29
(a)(b)
...................... 2,253 2,322,896
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
.... 3,150 3,073,048
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.99%, 10/15/41
(a)(b)
................. 2,473 2,481,488
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 05/15/37
(a)(b)
. 1,525 1,527,383
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.42%, 10/15/36
(a)(b)
........... 7,000 6,969,375
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a)(b)
........... 6,550 6,772,667
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a)(b)
...... 8,310 8,587,531
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,698,709
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,951,623
Series 2024-OMNI, Class A, 5.80%, 10/05/39 4,710 4,804,652
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.77%, 06/15/39
(a)(b)
. 8,750 8,777,302
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 12/15/39
(a)(b)
. 10,569 10,565,703
KSL Trust,   (1-mo. CME Term SOFR + 4.09%),
8.24%, 06/15/30
(a)(b)
................. 2,000 2,007,165
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.74%, 06/15/39
(a)(b)
................. 15,172 15,190,965
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.53%, 08/17/42
(a)(b)
...... 8,940 8,956,580
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class J, (1-mo. CME
Term SOFR at 3.95% Floor + 4.06%),
8.22%, 07/15/38 ................. 1,277 1,272,588
Series 2025-MHIL2, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.65%, 09/15/40 ................. 5,928 5,926,646
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.00%, 07/15/51 . 1,440 1,338,177
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,581,138
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... 3,544 3,485,472
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.54%, 10/15/40
(a)(b)
. 7,744 7,724,640

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.36%, 02/15/42
(a)(b)
. USD 3,197 $ 3,188,930
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.14%, 08/15/29
(a)(b)
................. 6,179 6,206,860
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a)(b)
........... 4,300 3,619,079
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.64%, 12/15/39
(a)(b)
................. 8,630 8,632,697
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a)(b)
........ 4,662 4,744,757
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.04%, 06/15/39
(a)(b)
................. 2,850 2,850,000
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.62%, 07/15/38
(a)(b)
. 1,400 244,951
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 04/15/41
(a)(b)
........... 1,830 1,831,143
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.10%, 10/15/41
(a)(b)
................. 6,600 6,608,250
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
5.09%, 11/15/36
(a)(b)
................. 4,710 4,707,056
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.39%, 12/15/39
(a)(b)
. 10,900 10,913,625
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,445,901
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,748 4,059,491
Series 2023-1, Class M5, 9.64%, 01/25/53
(a)
2,126 2,046,274
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
1,066 1,071,313
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
852 873,919
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
3,448 3,452,607
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,377 4,412,997
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,058,828
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,383 1,403,802
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 634,249
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,250 1,245,375
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
727 724,258
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
1,000 995,824
Series 2025-4, Class M5, 10.06%, 09/25/55
(a)
833 759,031
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,031,701
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 1.00%, 10/13/41
(a)(b)
...... 5,413 5,413,000
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.61%, 12/15/49 . 2,803 2,694,320
Series 2016-LC25, Class C, 4.47%, 12/15/59 8,320 7,916,017
Series 2016-NXS5, Class B, 5.09%, 01/15/59 1,875 1,852,515
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.94%,
11/15/27
(a)(b)
...................... 3,005 3,012,523
630,334,597
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class SA, 0.00%,
12/26/64 ...................... 2 1,757
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... USD 18,013 $ 710,349
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ...................... 18,680 505,705
1,217,811
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.83%,
08/10/35 ...................... 66,023 743,103
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ...................... 35,000 110,852
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.81%, 09/10/47
(b)
.......... 12,675 94,715
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.55%, 09/15/47 369 4
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 252,471
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.87%, 03/10/50
(b)
...... 30,807 238,189
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.29%,
10/15/48
(b)
....................... 12,675 55,291
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.70%, 03/15/49
(b)
...... 13,600 281,025
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 126,914
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 21,881
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.37%,
08/15/49
(b)
..................... 11,784 121,455
Series 2016-LC25, Class XA, 0.96%,
12/15/59 ...................... 17,478 105,659
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.32%, 05/15/47 .... 41,355 343
2,151,902
Total Non-Agency Mortgage-Backed Securities — 9.2%
(Cost: $982,950,132) .............................. 975,485,836
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
PNC Financial Services Group, Inc. (The), Series
W, (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a)(k)
. 162 166,228
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a)(k)
.... 1,079 1,074,231
Electric Utilities — 0.1%
(a)(k)
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 4,708 4,570,855
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 1,535 1,673,712
6,244,567
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(k)
....................... 1,725 1,751,341

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a)(k)
........... USD 1,048 $ 1,051,909
Total Capital Trusts — 0.1%
(Cost: $10,049,153) ............................... 10,288,276
Shares
Shares
Preferred Stocks — 0.1%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 9,040 405,332
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 68,193 5,502,243
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 2,876 65,433
Veritas Newco, Series G-1 ............... 1,987 45,195
110,628
Machinery — 0.0%
Jungheinrich AG (Preference)
(f)
........... 25,005 872,001
Total Preferred Stocks — 0.1%
(Cost: $6,972,751) ............................... 6,890,204
Total Preferred Securities — 0.2%
(Cost: $17,021,904) ............................... 17,178,480
Rights
Specialized REITs — 0.0%
Keppel DC REIT (Expires 10/13/25, Strike Price
SGD 2.24)
(f)
...................... 141,760 16,696
Total Rights — 0.0%
(Cost: $—) ..................................... 16,696
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
................. 4,627 4,308,640
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association,
2.02%, 05/01/30 ................... 3,831 3,488,530
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $8,040,356) ............................... 7,797,170
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(f)
1,841 —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 96.9%
(Cost: $9,760,116,593) ............................ 10,298,508,584
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.3%
(r)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.26%
(t)
................... 216,752,285 $ 216,860,661
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.01% ..................... 452,857,048 452,857,048
Total Short-Term Securities — 6.3%
(Cost: $669,700,365) .............................. 669,717,709
Total Investments — 103.2%
(Cost: $ 10,429,816,958 ) ............................ 10,968,226,293
Liabilities in Excess of Other Assets — (3.2)% ............. (343,674,978)
Net Assets — 100.0% ...............................
$ 10,624,551,315

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,245,737, representing 0.12% of its net assets as of period end, and an original cost of $12,331,668.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ — $ (40,013,954)
(a)
$ 42,560 $ 2,593 $ 216,860,661 216,752,285 $ 102,522
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 — (199,756,368)
(a)
— — 452,857,048 452,857,048 3,841,849 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF 199,780,796 — (169,475,392) 1,606,829 (957,933) 30,954,300 583,713 854,679 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF 219,135,324 — — — 3,875,583 223,010,907 4,122,960 1,716,137 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF ................ 304,953,227 — (277,755,788) 15,394,224 (4,715,968) 37,875,695 556,341 205,274 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — 2,147,098 215,213,418 2,650,738 2,088,273 —
$ 17,437,247 $ 45,237 $ 1,176,772,029 $ 9,001,932 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,232 12/08/25 $ 638,810 $ 3,346,274
JPY Currency ............................................................ 3,857 12/15/25 328,520 (1,955,190)
MSCI Emerging Markets Index ................................................. 46 12/19/25 3,127 32,827
S&P 500 E-Mini Index ....................................................... 86 12/19/25 28,977 127,495
U.S. Treasury Ultra Bond ..................................................... 1,470 12/19/25 176,538 4,507,523
U.S. Treasury 5-Year Note .................................................... 15,086 12/31/25 1,646,967 (1,064,282)
4,994,647
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,562 12/19/25 175,701 1,146,288
U.S. Treasury 10-Year Ultra Note ............................................... 18 12/19/25 2,071 (29,280)
U.S. Treasury Long Bond ..................................................... 2 12/19/25 233 (565)
U.S. Treasury Ultra Bond ..................................................... 15 12/19/25 1,801 (48,366)
1,068,077
$ 6,062,724
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 705,000 USD 458,571 Bank of New York Mellon 10/15/25 $ 8,021
AUD 1,570,000 USD 1,033,892 UBS AG 10/15/25 5,184
AUD 2,390,000 USD 1,576,556 Westpac Banking Corp. 10/15/25 5,223
CAD 19,000 USD 13,644 Bank of New York Mellon 10/15/25 17
CAD 64,000 USD 46,012 UBS AG 10/15/25 5
EUR 1,244,000 USD 1,455,146 Bank of America NA 10/15/25 6,578
EUR 2,162,000 USD 2,524,132 Barclays Bank plc 10/15/25 16,260
EUR 576,000 USD 674,793 UBS AG 10/15/25 2,019
GBP 58,000 USD 77,998 Bank of New York Mellon 10/15/25 12
HKD 216,000 USD 27,687 Bank of New York Mellon 10/15/25 78
HKD 3,328,000 USD 427,680 UBS AG 10/15/25 112
USD 3,331,664 CAD 4,577,000 Bank of New York Mellon 10/15/25 40,701
USD 3,725,683 CAD 5,114,000 Barclays Bank plc 10/15/25 48,604
USD 6,723,746 CAD 9,214,000 Deutsche Bank AG 10/15/25 98,679
USD 47,915 CAD 66,000 UBS AG 10/15/25 459
USD 56,623 CAD 78,000 Westpac Banking Corp. 10/15/25 539
USD 3,063,087 CHF 2,430,000 Societe Generale SA 10/15/25 5,505
USD 387,836,101 EUR 329,829,000 Deutsche Bank AG 10/15/25 280,646
USD 4,381,421 EUR 3,718,000 UBS AG 10/15/25 12,699
USD 528,204 GBP 391,000 Bank of New York Mellon 10/15/25 2,307
USD 73,404,101 GBP 54,108,000 UBS AG 10/15/25 628,627
USD 397,680 JPY 58,190,000 Barclays Bank plc 10/15/25 3,626
USD 1,914,511 JPY 280,738,000 Deutsche Bank AG 10/15/25 13,394
USD 898,265 KRW 1,244,726,000 Deutsche Bank AG 10/15/25 11,352
USD 979,156 KRW 1,363,246,000 UBS AG 10/15/25 7,793
USD 10,750,381 EUR 9,136,724 Deutsche Bank AG 10/16/25 13,846
USD 3,135,272 CAD 4,321,000 Bank of New York Mellon 12/17/25 19,114
USD 175,657 CAD 242,287 Toronto Dominion Bank 12/17/25 928
USD 6,637,633 EUR 5,613,000 JPMorgan Chase Bank NA 12/17/25 18,221
USD 15,622,321 EUR 13,209,000 Toronto Dominion Bank 12/17/25 44,946
USD 340,959 GBP 251,477 Goldman Sachs International 12/17/25 2,715
1,298,210
CAD 2,210,000 USD 1,601,691 Bank of America NA 10/15/25 (12,653)
CAD 68,000 USD 49,418 Bank of New York Mellon 10/15/25 (525)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 278,000 USD 202,247 Barclays Bank plc 10/15/25 $ (2,359)
CAD 6,870,000 USD 5,039,782 Deutsche Bank AG 10/15/25 (100,103)
CAD 14,835,000 USD 10,829,388 UBS AG 10/15/25 (162,700)
CHF 2,066,000 USD 2,624,831 Bank of New York Mellon 10/15/25 (25,256)
EUR 2,529,000 USD 2,983,782 Bank of America NA 10/15/25 (12,158)
EUR 618,000 USD 726,652 Bank of New York Mellon 10/15/25 (489)
EUR 599,000 USD 704,721 Barclays Bank plc 10/15/25 (885)
EUR 1,233,000 USD 1,455,767 UBS AG 10/15/25 (6,968)
GBP 3,561,000 USD 4,804,160 UBS AG 10/15/25 (14,601)
HKD 253,000 USD 32,534 Bank of New York Mellon 10/15/25 (12)
JPY 79,317,000 USD 542,396 Bank of New York Mellon 10/15/25 (5,273)
JPY 125,196,000 USD 848,104 Barclays Bank plc 10/15/25 (295)
JPY 276,856,000 USD 1,887,197 UBS AG 10/15/25 (12,366)
KRW 750,460,000 USD 548,653 Citibank NA 10/15/25 (13,921)
KRW 766,007,000 USD 554,174 Deutsche Bank AG 10/15/25 (8,366)
NZD 3,554,000 USD 2,141,907 Bank of New York Mellon 10/15/25 (80,441)
SGD 435,000 USD 342,136 Bank of America NA 10/15/25 (4,542)
USD 1,538,179 AUD 2,335,000 Barclays Bank plc 10/15/25 (7,199)
USD 497,834 AUD 765,000 UBS AG 10/15/25 (8,468)
USD 4,232,492 EUR 3,616,000 Deutsche Bank AG 10/15/25 (16,379)
USD 1,975,769 EUR 1,690,000 HSBC Bank plc 10/15/25 (10,014)
USD 564,069 GBP 420,000 Deutsche Bank AG 10/15/25 (833)
USD 946,460 GBP 704,000 UBS AG 10/15/25 (423)
USD 911,339 HKD 7,108,000 Bank of America NA 10/15/25 (2,346)
USD 108,696 HKD 846,000 UBS AG 10/15/25 (52)
USD 230,506 JPY 34,247,000 Bank of America NA 10/15/25 (1,410)
USD 1,261,807 EUR 1,078,096 Deutsche Bank AG 10/16/25 (5,061)
USD 232,847 EUR 197,594 Societe Generale SA 12/17/25 (176)
(516,274)
$ 781,936
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1.00 % Quarterly 12/20/30 USD 26,080 $ (599,397) $ (595,632) $ (3,765)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1.00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 133,245 $ 105,117 $ 28,128
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High
Yield Index Series 43.V1 ... 5.00 % Quarterly Goldman Sachs International 12/20/29 USD 7,170 $ (1,113,986) $ (1,018,485) $ (95,501)
Markit CDX North American High
Yield Index Series 43.V1 ... 5.00 Quarterly JPMorgan Chase Bank 12/20/29 USD 16,267 (2,527,365) (2,361,879) (165,486)
Markit CDX North American High
Yield Index Series 43.V1 ... 5.00 Quarterly JPMorgan Chase Bank 12/20/29 USD 2,800 (435,029) (405,902) (29,127)
Markit CDX North American High
Yield Index Series 43.V1 ... 5.00 Quarterly JPMorgan Chase Bank 12/20/29 USD 8,880 (1,379,665) (1,291,634) (88,031)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 205 (2,351) 171 (2,522)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 138 (1,582) 58 (1,640)
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank 12/20/30 USD 704 (6,797) (7,590) 793
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank 12/20/30 USD 2,865 (27,660) (32,468) 4,808
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank 12/20/30 USD 1,664 (16,065) (19,569) 3,504
$ – $ – $ –
$ (5,510,500) $ (5,137,298) $ (373,202)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly JPMorgan Chase Bank 12/20/25 B- EUR 360 $ 4,454 $ 6,782 $ (2,328)
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 800 13,645 (8,855) 22,500
Prudential Financial, Inc. . 1.00 Quarterly Bank of America NA 06/20/26 A USD 4,810 29,934 27,201 2,733
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 B EUR 476 29,824 5,735 24,089
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 91,339 93,012 (1,673)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 304 20,047 (27,531) 47,578
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 513 33,869 (43,799) 77,668
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 183 12,050 (15,582) 27,632
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 149 9,828 (13,083) 22,911
ADLER Real Estate GmbH 5.00 Quarterly JPMorgan Chase Bank 12/20/27 CCC EUR 312 20,567 (28,046) 48,613
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 226 14,912 (20,277) 35,189
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 12,159 7,040 5,119
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,806 1,799 1,007
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,806 1,794 1,012
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,600 14,527 2,073
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 18,388 16,554 1,834
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,600 14,620 1,980
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 38,691 34,851 3,840
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 43,671 39,105 4,566
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 27,637 24,469 3,168
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 828 104,891 80,922 23,969
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 913 115,659 78,863 36,796
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,047 1,707 1,340
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 2,011 1,034 977
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 2,026 942 1,084
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,047 1,209 1,838
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 9,613 4,673 4,940
Freeport-McMoRan, Inc. . 1.00 Quarterly JPMorgan Chase Bank 06/20/29 BBB- USD 147 2,174 777 1,397
Freeport-McMoRan, Inc. . 1.00 Quarterly JPMorgan Chase Bank 06/20/29 BBB- USD 218 3,224 1,657 1,567
Kinder Morgan, Inc. .... 1.00 Quarterly JPMorgan Chase Bank 06/20/29 BBB USD 393 7,477 5,704 1,773
Kinder Morgan, Inc. .... 1.00 Quarterly JPMorgan Chase Bank 06/20/29 BBB USD 282 5,364 3,925 1,439
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 718 90,397 43,511 46,886
Forvia SE ........... 5.00 Quarterly JPMorgan Chase Bank 12/20/29 BB- EUR 200 25,180 11,536 13,644

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 % Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 $ 351,161 $ 249,307 $ 101,854
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 887 145,551 143,187 2,364
Zegona Finance plc .... 5.00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 67,824 62,305 5,519
Zegona Finance plc .... 5.00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 67,191 49,096 18,095
Boeing Co. (The) ...... 1.00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 28,838 26,133 2,705
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 120 15,471 15,499 (28)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 240 30,943 30,350 593
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 240 30,943 30,214 729
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 470 60,596 59,388 1,208
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 280 35,662 35,662 —
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 470 60,596 60,589 7
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 470 60,596 59,855 741
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 250 32,232 32,711 (479)
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 226,912 218,427 8,485
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 81,224 79,224 2,000
CCO Holdings LLC .... 5.00 Quarterly JPMorgan Chase Bank 12/20/30 BB- USD 230 29,653 28,468 1,185
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 12/20/30 BB USD 1,124 (336) 131 (467)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Goldman Sachs
International 12/20/30 BB USD 180 (54) 21 (75)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly JPMorgan Chase Bank 12/20/30 BB USD 120 (36) 14 (50)
Virgin Media Finance plc . 5.00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 351 32,861 34,152 (1,291)
$ 2,191,765 $ 1,581,509 $ 610,256
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 7,000 $ 167,291 $ (34,339) $ 201,630
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 2,000 47,126 (13,873) 60,999
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 28,000 (1,870) (289,457) 287,587
$ 212,547 $ (337,669) $ 550,216

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.31%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,130,024,759 $ 1,250,000 $ 1,131,274,759
Common Stocks
Aerospace & Defense .................................... 27,635,131 31,083,233 — 58,718,364
Automobile Components .................................. 6,937,393 6,209,490 — 13,146,883
Automobiles .......................................... 3,394,627 26,499,020 — 29,893,647
Banks ............................................... 90,976,630 91,254,905 106 182,231,641
Beverages ........................................... 24,517,093 6,472,415 — 30,989,508
Broadline Retail ........................................ 53,839,193 — — 53,839,193
Building Products ....................................... 27,498,373 6,785,717 — 34,284,090
Capital Markets ........................................ 63,624,408 3,025,146 — 66,649,554
Chemicals ............................................ 17,047,022 23,780,023 — 40,827,045
Commercial Services & Supplies ............................. 11,315,441 12,329,098 — 23,644,539
Communications Equipment ................................ 16,322,665 2,749,280 — 19,071,945
Construction & Engineering ................................ 4,436,947 24,813,743 — 29,250,690
Construction Materials .................................... — 14,464,810 — 14,464,810
Consumer Finance ...................................... 8,148,404 — — 8,148,404
Consumer Staples Distribution & Retail ........................ 51,441,675 12,057,314 — 63,498,989
Containers & Packaging .................................. 12,428,941 — — 12,428,941
Distributors ........................................... 8,428,447 — — 8,428,447
Diversified Consumer Services .............................. 834,780 — — 834,780
Diversified REITs ....................................... 4,296,481 4,088,747 — 8,385,228
Diversified Telecommunication Services ........................ 19,522,066 27,790,264 — 47,312,330
Electric Utilities ........................................ 131,246,108 20,610,985 — 151,857,093
Electrical Equipment ..................................... 28,005,058 8,144,998 — 36,150,056
Electronic Equipment, Instruments & Components ................. 19,550,329 5,240,697 — 24,791,026
Energy Equipment & Services .............................. 18,758,604 — — 18,758,604
Entertainment ......................................... 7,476,363 — — 7,476,363
Financial Services ...................................... 30,278,908 — 1,248,849 31,527,757
Food Products ......................................... 10,046,268 9,303,779 — 19,350,047
Gas Utilities ........................................... 1,172,711 3,351,096 — 4,523,807
Ground Transportation ................................... 63,506,185 4,471,416 — 67,977,601
Health Care Equipment & Supplies ........................... 40,211,792 4,009,767 — 44,221,559

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 99,888,115 $ 790,557 $ — $ 100,678,672
Health Care REITs ...................................... 23,392,696 — — 23,392,696
Hotel & Resort REITs .................................... — 2,241,235 — 2,241,235
Hotels, Restaurants & Leisure .............................. 9,765,622 7,001,133 — 16,766,755
Household Durables ..................................... 2,411,971 11,359,970 — 13,771,941
Household Products ..................................... 17,352,096 6,526,076 — 23,878,172
Independent Power and Renewable Electricity Producers ............ 1,831,018 — — 1,831,018
Industrial Conglomerates .................................. 483,060 5,970,596 — 6,453,656
Industrial REITs ........................................ 24,080,978 19,224,133 — 43,305,111
Insurance ............................................ 51,047,019 35,820,848 — 86,867,867
Interactive Media & Services ............................... 94,896,436 — — 94,896,436
IT Services ........................................... 30,629,534 3,417,473 742,485 34,789,492
Leisure Products ....................................... 3,219,226 — — 3,219,226
Life Sciences Tools & Services .............................. 5,330,507 — — 5,330,507
Machinery ............................................ 52,130,426 27,611,908 — 79,742,334
Media ............................................... 16,134,300 7,513,891 544,110 24,192,301
Metals & Mining ........................................ 8,599,775 3,152,557 73 11,752,405
Multi-Utilities .......................................... 92,323,542 19,433,369 — 111,756,911
Office REITs .......................................... 14,220,070 1,501,176 — 15,721,246
Oil, Gas & Consumable Fuels ............................... 127,854,012 44,880,430 50 172,734,492
Passenger Airlines ...................................... — 1,630,276 — 1,630,276
Personal Care Products .................................. — 7,007,803 — 7,007,803
Pharmaceuticals ....................................... 4,227,925 112,993,982 — 117,221,907
Professional Services .................................... 31,596,514 20,235,775 — 51,832,289
Real Estate Management & Development ....................... — 20,803,755 8 20,803,763
Residential REITs ....................................... 26,758,245 3,631,639 — 30,389,884
Retail REITs .......................................... 22,238,426 2,891,146 — 25,129,572
Semiconductors & Semiconductor Equipment .................... 85,961,323 49,528,688 — 135,490,011
Software ............................................. 117,309,988 14,171,620 — 131,481,608
Specialized REITs ...................................... 63,717,274 7,444,876 — 71,162,150
Specialty Retail ........................................ 21,826,833 7,396,317 — 29,223,150
Technology Hardware, Storage & Peripherals .................... 48,393,418 21,219,288 — 69,612,706
Textiles, Apparel & Luxury Goods ............................ 418 4,045,878 — 4,046,296
Tobacco ............................................. — 15,996,456 — 15,996,456
Trading Companies & Distributors ............................ 11,340,919 27,510,795 — 38,851,714
Transportation Infrastructure ............................... — 56,425,524 — 56,425,524
Water Utilities ......................................... 3,502,183 7,965,953 — 11,468,136
Wireless Telecommunication Services ......................... — — 3 3
Corporate Bonds
Aerospace & Defense .................................... — 41,129,042 — 41,129,042
Air Freight & Logistics .................................... — 1,026,100 — 1,026,100
Automobile Components .................................. — 27,743,383 — 27,743,383
Automobiles .......................................... — 18,748,288 — 18,748,288
Banks ............................................... — 268,207,895 — 268,207,895
Beverages ........................................... — 933,951 — 933,951
Biotechnology ......................................... — 6,875,630 — 6,875,630
Broadline Retail ........................................ — 8,137,289 — 8,137,289
Building Products ....................................... — 21,276,015 — 21,276,015
Capital Markets ........................................ — 139,157,741 — 139,157,741
Chemicals ............................................ — 55,473,566 — 55,473,566
Commercial Services & Supplies ............................. — 46,219,862 — 46,219,862
Communications Equipment ................................ — 8,592,684 — 8,592,684
Construction & Engineering ................................ — 9,295,108 — 9,295,108
Construction Materials .................................... — 2,074,800 — 2,074,800
Consumer Finance ...................................... — 64,288,273 — 64,288,273
Consumer Staples Distribution & Retail ........................ — 17,368,120 — 17,368,120
Containers & Packaging .................................. — 39,293,123 — 39,293,123
Distributors ........................................... — 1,535,224 — 1,535,224
Diversified Consumer Services .............................. — 9,145,515 — 9,145,515
Diversified REITs ....................................... — 18,481,189 — 18,481,189
Diversified Telecommunication Services ........................ — 64,231,536 — 64,231,536
Electric Utilities ........................................ — 109,732,925 3,032,150 112,765,075
Electrical Equipment ..................................... — 3,157,995 — 3,157,995
Electronic Equipment, Instruments & Components ................. — 3,959,192 — 3,959,192
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ — $ 15,595,086 $ — $ 15,595,086
Entertainment ......................................... — 9,218,984 — 9,218,984
Financial Services ...................................... — 65,967,404 10,911,663 76,879,067
Food Products ......................................... — 20,381,152 — 20,381,152
Gas Utilities ........................................... — 1,612,075 — 1,612,075
Ground Transportation ................................... — 38,930,487 — 38,930,487
Health Care Equipment & Supplies ........................... — 23,283,695 — 23,283,695
Health Care Providers & Services ............................ — 73,206,228 — 73,206,228
Health Care REITs ...................................... — 15,344,910 — 15,344,910
Health Care Technology .................................. — 1,430,144 — 1,430,144
Hotel & Resort REITs .................................... — 8,439,599 — 8,439,599
Hotels, Restaurants & Leisure .............................. — 66,011,465 — 66,011,465
Household Durables ..................................... — 8,863,121 — 8,863,121
Household Products ..................................... — 130,130 — 130,130
Independent Power and Renewable Electricity Producers ............ — 14,486,074 — 14,486,074
Industrial Conglomerates .................................. — 13,962,177 — 13,962,177
Industrial REITs ........................................ — 1,573,738 — 1,573,738
Insurance ............................................ — 66,471,944 — 66,471,944
Interactive Media & Services ............................... — 2,036,498 — 2,036,498
IT Services ........................................... — 19,180,510 — 19,180,510
Life Sciences Tools & Services .............................. — 745,754 — 745,754
Machinery ............................................ — 14,920,194 — 14,920,194
Marine Transportation .................................... — 1,927,465 — 1,927,465
Media ............................................... — 83,334,747 — 83,334,747
Metals & Mining ........................................ — 44,226,102 — 44,226,102
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,375,860 — 2,375,860
Multi-Utilities .......................................... — 16,894,783 — 16,894,783
Oil, Gas & Consumable Fuels ............................... — 144,997,630 — 144,997,630
Paper & Forest Products .................................. — 6,178,732 — 6,178,732
Passenger Airlines ...................................... — 9,094,262 — 9,094,262
Personal Care Products .................................. — 3,424,459 — 3,424,459
Pharmaceuticals ....................................... — 48,267,815 — 48,267,815
Professional Services .................................... — 5,550,224 — 5,550,224
Real Estate Management & Development ....................... — 29,057,334 — 29,057,334
Residential REITs ....................................... — 5,321,857 — 5,321,857
Retail REITs .......................................... — 4,903,766 — 4,903,766
Semiconductors & Semiconductor Equipment .................... — 27,961,089 753,390 28,714,479
Software ............................................. — 80,373,617 — 80,373,617
Specialized REITs ...................................... — 19,409,460 — 19,409,460
Specialty Retail ........................................ — 20,847,046 — 20,847,046
Technology Hardware, Storage & Peripherals .................... — 4,498,069 — 4,498,069
Textiles, Apparel & Luxury Goods ............................ — 8,540,691 — 8,540,691
Tobacco ............................................. — 20,327,280 — 20,327,280
Trading Companies & Distributors ............................ — 21,429,974 — 21,429,974
Wireless Telecommunication Services ......................... — 38,783,191 — 38,783,191
Equity-Linked Notes ...................................... — 1,561,878,572 — 1,561,878,572
Fixed Rate Loan Interests
Financial Services ...................................... — — 30,236,429 30,236,429
Health Care Technology .................................. — 1,741,025 — 1,741,025
IT Services ........................................... — 265,625 — 265,625
Software ............................................. — 2,535,877 — 2,535,877
Floating Rate Loan Interests
Aerospace & Defense .................................... — 37,233,059 — 37,233,059
Automobile Components .................................. — 15,485,483 — 15,485,483
Automobiles .......................................... — 2,678,087 — 2,678,087
Beverages ........................................... — 5,715,650 — 5,715,650
Biotechnology ......................................... — 3,732,467 — 3,732,467
Broadline Retail ........................................ — 3,605,193 — 3,605,193
Building Products ....................................... — 13,498,488 — 13,498,488
Capital Markets ........................................ — 29,755,126 4,732,269 34,487,395
Chemicals ............................................ — 32,248,186 1,992,940 34,241,126
Commercial Services & Supplies ............................. — 43,595,151 1,039,594 44,634,745
Communications Equipment ................................ — 2,105,232 — 2,105,232
Construction & Engineering ................................ — 6,744,923 — 6,744,923
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Construction Materials .................................... $ — $ 17,320,584 $ — $ 17,320,584
Consumer Staples Distribution & Retail ........................ — 2,352,093 — 2,352,093
Containers & Packaging .................................. — 16,739,651 — 16,739,651
Distributors ........................................... — 626,702 — 626,702
Diversified Consumer Services .............................. — 9,790,119 230,514 10,020,633
Diversified REITs ....................................... — 1,798,236 — 1,798,236
Diversified Telecommunication Services ........................ — 20,615,762 431,203 21,046,965
Electric Utilities ........................................ — 7,141,562 — 7,141,562
Electrical Equipment ..................................... — 200,115 — 200,115
Electronic Equipment, Instruments & Components ................. — 1,453,561 3,796,247 5,249,808
Energy Equipment & Services .............................. — 1,678,492 — 1,678,492
Entertainment ......................................... — 28,810,512 — 28,810,512
Financial Services ...................................... — 46,932,981 28,591,749 75,524,730
Food Products ......................................... — 17,993,824 — 17,993,824
Gas Utilities ........................................... — 957,600 — 957,600
Ground Transportation ................................... — 8,283,733 — 8,283,733
Health Care Equipment & Supplies ........................... — 5,745,794 — 5,745,794
Health Care Providers & Services ............................ — 35,362,673 410,000 35,772,673
Health Care Technology .................................. — 19,373,486 — 19,373,486
Hotels, Restaurants & Leisure .............................. — 64,168,469 14,589,485 78,757,954
Household Durables ..................................... — 10,568,217 — 10,568,217
Independent Power and Renewable Electricity Producers ............ — 6,036,105 — 6,036,105
Industrial Conglomerates .................................. — 14,374,899 — 14,374,899
Insurance ............................................ — 47,919,079 — 47,919,079
Interactive Media & Services ............................... — 1,294,131 — 1,294,131
IT Services ........................................... — 52,218,816 — 52,218,816
Leisure Products ....................................... — 400,886 — 400,886
Life Sciences Tools & Services .............................. — 2,184,603 — 2,184,603
Machinery ............................................ — 46,647,160 683,436 47,330,596
Media ............................................... — 16,495,999 3,611,011 20,107,010
Multi-Utilities .......................................... — 5,299,049 — 5,299,049
Oil, Gas & Consumable Fuels ............................... — 9,718,283 — 9,718,283
Passenger Airlines ...................................... — 14,204,441 — 14,204,441
Pharmaceuticals ....................................... — 16,280,949 — 16,280,949
Professional Services .................................... — 28,302,087 3,490,344 31,792,431
Real Estate Management & Development ....................... — 482,235 — 482,235
Semiconductors & Semiconductor Equipment .................... — 7,456,565 — 7,456,565
Software ............................................. — 97,607,494 1,111,516 98,719,010
Specialty Retail ........................................ — 8,071,619 1,771,485 9,843,104
Technology Hardware, Storage & Peripherals .................... — 6,221,995 — 6,221,995
Trading Companies & Distributors ............................ — 10,889,296 — 10,889,296
Transportation Infrastructure ............................... — 10,974,681 1,227,708 12,202,389
Wireless Telecommunication Services ......................... — 5,158,333 2,056,230 7,214,563
Foreign Agency Obligations ................................. — 37,866,933 — 37,866,933
Foreign Government Obligations .............................. — 58,784,082 — 58,784,082
Investment Companies .................................... 507,054,320 — — 507,054,320
Non-Agency Mortgage-Backed Securities ........................ — 966,746,654 8,739,182 975,485,836
Preferred Securities
Banks ............................................... — 166,228 — 166,228
Chemicals ............................................ — 405,332 — 405,332
Consumer Finance ...................................... — 1,074,231 — 1,074,231
Electric Utilities ........................................ — 6,244,567 — 6,244,567
Household Products ..................................... — 5,502,243 — 5,502,243
Independent Power and Renewable Electricity Producers ............ — 1,751,341 — 1,751,341
IT Services ........................................... — — 110,628 110,628
Machinery ............................................ — 872,001 — 872,001
Oil, Gas & Consumable Fuels ............................... — 1,051,909 — 1,051,909
Rights ................................................ — 16,696 — 16,696
U.S. Government Sponsored Agency Securities .................... — 7,797,170 — 7,797,170
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 669,717,709 — — 669,717,709
Unfunded Floating Rate Loan Interests
(a)
........................... — 2,910 217,610 220,520
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ (349) $ — $ (349)
$ 3,092,133,941 $ 7,748,760,056 $ 127,552,467 $ 10,968,446,464
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 653,880 $ — $ 653,880
Equity contracts ........................................... 160,322 — — 160,322
Foreign currency exchange contracts ............................ — 1,298,210 — 1,298,210
Interest rate contracts ....................................... 9,000,085 550,216 — 9,550,301
Liabilities
Credit contracts ........................................... — (392,463) — (392,463)
Foreign currency exchange contracts ............................ (1,955,190) (516,274) — (2,471,464)
Interest rate contracts ....................................... (1,142,493) — — (1,142,493)
$ 6,062,724 $ 1,593,569 $ — $ 7,656,293
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 .................. $ — $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3 ............................ — — — — 7,788,099 — — — 7,788,099
Transfers out of Level 3 ........................... — — — — (4,443,172) (19,926,612) — — (24,369,784)
Accrued discounts/premiums ........................ — — 7,840 23,798 3,533 4,586 — — 39,757
Net realized gain ............................... — 47,484 — — 154 — — — 47,638
Net change in unrealized appreciation (depreciation)
(a)
....... — 79,929 1,155,058 358,004 (39,344) 15,853 1,215 115,291 1,686,006
Purchases .................................... 1,250,000 — 2,980,000 16,493,094 25,187,588 — — — 45,910,682
Sales ....................................... — (341,600) (24) (16,599,640) (14,085,815) — — — (31,027,079)
Closing balance, as of September 30, 2025 ..............
$ 1,250,000 $ 2,535,684 $ 14,697,203 $ 30,236,429 $ 69,765,731 $ 8,739,182 $ 110,628 $ 217,610 $ 127,552,467
Net change in unrealized appreciation on investments still held at
September 30, 2025
(a )
..........................
$ — $ 79,929 $ 1,155,058 $ 358,004 $ 146,306 $ 15,853 $ 1,215 $ 115,291 $ 1,871,656
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Multi-Asset Income Portfolio

Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate